Schedule of Investments (unaudited)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.2%
Interpublic Group of Companies Inc. (The), 4.20%, 04/15/24	$4,682	$4,722,559
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	10,494	10,432,749
3.65%, 11/01/24 (Call 08/01/24)	8,029	8,054,500
WPP Finance 2010, 3.75%, 09/19/24	8,529	8,551,015
		31,760,823
Aerospace & Defense — 1.3%
Airbus SE, 3.15%, 04/10/27 (Call 01/10/27)(a)	5,000	4,885,312
BAE Systems Holdings Inc.
3.80%, 10/07/24(a)	2,022	2,017,657
3.85%, 12/15/25 (Call 09/15/25)(a)	6,808	6,738,196
Boeing Co. (The)
1.43%, 02/04/24 (Call 06/13/22)(b)	19,549	18,827,246
1.88%, 06/15/23 (Call 04/15/23)(b)	3,169	3,125,911
1.95%, 02/01/24(b)	2,615	2,549,669
2.20%, 02/04/26 (Call 02/04/23)	41,316	37,837,023
2.25%, 06/15/26 (Call 03/15/26)(b)	4,818	4,410,482
2.50%, 03/01/25 (Call 12/01/24)	3,483	3,341,870
2.60%, 10/30/25 (Call 07/30/25)	3,040	2,874,439
2.70%, 02/01/27 (Call 12/01/26)(b)	10,168	9,356,623
2.75%, 02/01/26 (Call 01/01/26)(b)	4,178	3,934,197
2.80%, 03/01/24 (Call 02/01/24)(b)	8,524	8,416,656
2.80%, 03/01/27 (Call 12/01/26)(b)	350	320,139
2.85%, 10/30/24 (Call 07/30/24)(b)	4,131	4,050,689
3.10%, 05/01/26 (Call 03/01/26)(b)	5,074	4,832,056
4.88%, 05/01/25 (Call 04/01/25)	28,468	28,808,094
5.04%, 05/01/27 (Call 03/01/27)	12,251	12,308,975
7.95%, 08/15/24	1,897	2,058,938
General Dynamics Corp.
1.15%, 06/01/26 (Call 05/01/26)(b)	4,070	3,725,823
1.88%, 08/15/23 (Call 06/15/23)(b)	5,420	5,372,271
2.13%, 08/15/26 (Call 05/15/26)(b)	4,102	3,900,092
2.38%, 11/15/24 (Call 09/15/24)(b)	4,421	4,344,363
3.25%, 04/01/25 (Call 03/01/25)(b)	5,920	5,934,537
3.50%, 05/15/25 (Call 03/15/25)(b)	6,160	6,195,294
3.50%, 04/01/27 (Call 02/01/27)	3,407	3,396,172
L3Harris Technologies Inc.
3.83%, 04/27/25 (Call 01/27/25)	5,550	5,572,419
3.85%, 06/15/23 (Call 05/15/23)(b)	6,081	6,130,011
3.85%, 12/15/26 (Call 09/15/26)	1,340	1,328,130
3.95%, 05/28/24 (Call 02/28/24)(b)	3,256	3,292,002
Lockheed Martin Corp., 3.55%, 01/15/26 (Call 10/15/25)	5,544	5,624,970
Northrop Grumman Corp.
2.93%, 01/15/25 (Call 11/15/24)(b)	13,053	12,940,925
3.20%, 02/01/27 (Call 11/01/26)(b)	4,302	4,226,855
3.25%, 08/01/23(b)	9,194	9,251,199
Raytheon Technologies Corp.
2.65%, 11/01/26 (Call 08/01/26)(b)	1,041	1,004,905
3.13%, 05/04/27 (Call 02/04/27)	45	43,859
3.20%, 03/15/24 (Call 01/15/24)(b)	7,421	7,458,542
3.50%, 03/15/27 (Call 12/15/26)	6,109	6,062,161
3.70%, 12/15/23 (Call 09/15/23)(b)	3,472	3,507,860
3.95%, 08/16/25 (Call 06/16/25)(b)	12,204	12,423,399
Security	Par (000)	Value

Aerospace & Defense (continued)
Teledyne Technologies Inc.
0.95%, 04/01/24 (Call 07/01/22)	$5,127	$4,901,756
1.60%, 04/01/26 (Call 03/01/26)(b)	4,396	4,007,977
		281,339,694
Agriculture — 1.0%
Altria Group Inc.
2.35%, 05/06/25 (Call 04/06/25)	6,828	6,552,707
2.63%, 09/16/26 (Call 06/16/26)(b)	2,922	2,764,392
3.80%, 02/14/24 (Call 01/14/24)	1,188	1,197,251
4.00%, 01/31/24	7,657	7,762,061
4.40%, 02/14/26 (Call 12/14/25)(b)	8,231	8,346,288
Archer-Daniels-Midland Co., 2.50%, 08/11/26 (Call 05/11/26)	4,798	4,670,306
BAT Capital Corp.
2.79%, 09/06/24 (Call 08/06/24)	8,489	8,330,015
3.22%, 08/15/24 (Call 06/15/24)	19,674	19,523,452
3.22%, 09/06/26 (Call 07/06/26)	6,607	6,310,100
4.70%, 04/02/27 (Call 02/02/27)(b)	7,220	7,170,348
BAT International Finance PLC
1.67%, 03/25/26 (Call 02/25/26)(b)	10,841	9,788,552
3.95%, 06/15/25(a)(b)	11,967	11,889,353
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)(b)	5,877	5,481,361
3.25%, 08/15/26 (Call 05/15/26)	3,389	3,279,983
Cargill Inc.
0.40%, 02/02/24 (Call 01/02/24)(a)(b)	5,285	5,068,660
0.75%, 02/02/26 (Call 01/02/26)(a)(b)	2,483	2,251,498
1.38%, 07/23/23(a)(b)	6,783	6,681,483
3.50%, 04/22/25 (Call 04/22/23)(a)(b)	855	855,237
3.63%, 04/22/27 (Call 03/22/27)(a)(b)	2,335	2,338,270
Imperial Brands Finance PLC
3.13%, 07/26/24 (Call 06/26/24)(a)	8,862	8,672,827
3.50%, 07/26/26 (Call 05/26/26)(a)	4,615	4,411,137
4.25%, 07/21/25 (Call 04/21/25)(a)(b)	12,081	11,991,301
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	4,438	3,989,122
1.50%, 05/01/25 (Call 04/01/25)	7,784	7,403,677
2.75%, 02/25/26 (Call 11/25/25)(b)	4,077	3,952,135
2.88%, 05/01/24 (Call 04/01/24)(b)	8,610	8,620,806
3.25%, 11/10/24(b)	7,353	7,384,665
3.38%, 08/11/25 (Call 05/11/25)(b)	5,553	5,548,982
3.60%, 11/15/23	4,132	4,181,216
Reynolds American Inc.
4.45%, 06/12/25 (Call 03/12/25)(b)	19,334	19,581,782
4.85%, 09/15/23	5,110	5,223,755
Viterra Finance BV
2.00%, 04/21/26 (Call 03/21/26)(a)	6,660	5,957,827
4.90%, 04/21/27 (Call 03/21/27)(a)(b)	3,000	2,972,291
		220,152,840
Airlines — 0.3%
Delta Air Lines Inc., 7.00%, 05/01/25(a)	20,327	21,743,981
Delta Air Lines Inc./SkyMiles IP Ltd., 4.50%, 10/20/25(a)(b)	19,015	18,969,451
Southwest Airlines Co.
3.00%, 11/15/26 (Call 08/15/26)	2,965	2,848,749
5.25%, 05/04/25 (Call 04/04/25)(b)	11,410	11,871,966
		55,434,147

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Apparel — 0.2%
Michael Kors USA Inc., 4.25%, 11/01/24 (Call 09/01/24)(a)	$3,120	$3,032,732
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)(b)	4,220	4,082,088
2.40%, 03/27/25 (Call 02/27/25)(b)	9,686	9,511,008
2.75%, 03/27/27 (Call 01/27/27)(b)	4,530	4,430,030
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	5,899	5,940,702
Ralph Lauren Corp., 3.75%, 09/15/25 (Call 07/15/25)(b)	3,781	3,812,591
Tapestry Inc., 4.25%, 04/01/25 (Call 01/01/25)(b)	238	240,810
VF Corp.
2.40%, 04/23/25 (Call 03/23/25)(b)	7,568	7,359,278
2.80%, 04/23/27 (Call 02/23/27)	1,946	1,863,896
		40,273,135
Auto Manufacturers — 3.9%
American Honda Finance Corp.
0.55%, 07/12/24(b)	5,005	4,743,369
0.65%, 09/08/23(b)	6,854	6,688,945
0.75%, 08/09/24(b)	1,670	1,587,830
0.88%, 07/07/23	6,117	6,004,179
1.00%, 09/10/25(b)	4,105	3,796,075
1.20%, 07/08/25	5,941	5,551,803
1.30%, 09/09/26(b)	10,010	9,126,168
1.50%, 01/13/25	9,285	8,900,937
2.15%, 09/10/24(b)	8,570	8,390,912
2.30%, 09/09/26(b)	1,897	1,801,487
2.35%, 01/08/27	2,089	1,976,508
2.40%, 06/27/24(b)	7,054	6,957,177
2.90%, 02/16/24	5,549	5,539,591
3.45%, 07/14/23	5,146	5,192,754
3.55%, 01/12/24(b)	7,211	7,309,357
3.63%, 10/10/23(b)	7,195	7,268,952
BMW Finance NV, 2.40%, 08/14/24 (Call 07/14/24)(a)(b)	5,914	5,814,415
BMW U.S. Capital LLC
0.75%, 08/12/24(a)	3,030	2,876,298
0.80%, 04/01/24(a)	7,465	7,165,510
1.25%, 08/12/26 (Call 07/12/26)(a)(b)	4,766	4,337,003
2.25%, 09/15/23 (Call 07/15/23)(a)(b)	2,286	2,271,042
2.80%, 04/11/26 (Call 01/11/26)(a)(b)	6,688	6,500,487
3.15%, 04/18/24 (Call 03/18/24)(a)(b)	9,241	9,255,424
3.25%, 04/01/25(a)	575	571,905
3.30%, 04/06/27 (Call 01/06/27)(a)	230	224,804
3.45%, 04/01/27 (Call 03/01/27)(a)(b)	7,000	6,928,066
3.90%, 04/09/25 (Call 03/09/25)(a)(b)	13,543	13,698,700
Cummins Inc.
0.75%, 09/01/25 (Call 08/01/25)(b)	5,884	5,421,312
3.65%, 10/01/23 (Call 07/01/23)(b)	4,112	4,155,377
Daimler Finance North America LLC
0.75%, 03/01/24(a)(b)	3,563	3,416,814
1.45%, 03/02/26(a)(b)	9,389	8,627,242
2.13%, 03/10/25(a)(b)	5,697	5,478,091
2.70%, 06/14/24(a)	7,569	7,481,994
3.25%, 08/01/24(a)(b)	2,845	2,837,600
3.30%, 05/19/25(a)(b)	5,612	5,556,025
3.45%, 01/06/27(a)	555	545,282
3.50%, 08/03/25(a)(b)	3,433	3,420,241
3.65%, 02/22/24(a)(b)	6,854	6,906,604
Daimler Trucks Finance North America LLC
1.13%, 12/14/23(a)	2,355	2,283,395
1.63%, 12/13/24(a)	640	610,357
2.00%, 12/14/26(a)(b)	9,228	8,486,259
Security	Par (000)	Value

Auto Manufacturers (continued)
3.50%, 04/07/25(a)	$4,115	$4,089,892
3.65%, 04/07/27(a)	6,195	6,068,772
General Motors Co.
4.00%, 04/01/25(b)	4,041	4,045,905
4.88%, 10/02/23(b)	12,738	12,979,842
5.40%, 10/02/23(b)	9,327	9,589,120
6.13%, 10/01/25 (Call 09/01/25)(b)	11,827	12,518,904
General Motors Financial Co. Inc.
1.05%, 03/08/24	8,148	7,808,503
1.20%, 10/15/24(b)	7,415	7,001,388
1.25%, 01/08/26 (Call 12/08/25)(b)	12,538	11,268,991
1.50%, 06/10/26 (Call 05/10/26)	13,313	11,923,308
1.70%, 08/18/23(b)	12,003	11,812,581
2.35%, 02/26/27 (Call 01/26/27)	5,225	4,740,473
2.75%, 06/20/25 (Call 05/20/25)	11,351	10,928,286
2.90%, 02/26/25 (Call 01/26/25)(b)	10,208	9,925,123
3.50%, 11/07/24 (Call 09/07/24)(b)	6,761	6,728,805
3.80%, 04/07/25(b)	475	474,512
3.95%, 04/13/24 (Call 02/13/24)(b)	11,048	11,121,339
4.00%, 01/15/25 (Call 10/15/24)	6,472	6,489,055
4.00%, 10/06/26 (Call 07/06/26)(b)	5,647	5,533,875
4.15%, 06/19/23 (Call 05/19/23)	9,899	9,977,814
4.30%, 07/13/25 (Call 04/13/25)(b)	8,156	8,200,568
4.35%, 04/09/25 (Call 02/09/25)(b)	7,335	7,393,365
4.35%, 01/17/27 (Call 10/17/26)	3,900	3,836,543
5.10%, 01/17/24 (Call 12/17/23)	12,982	13,295,807
5.25%, 03/01/26 (Call 12/01/25)(b)	10,765	11,071,611
Harley-Davidson Financial Services Inc.
3.05%, 02/14/27 (Call 01/14/27)(a)	2,915	2,694,537
3.35%, 06/08/25 (Call 05/08/25)(a)(b)	8,420	8,202,993
Honda Motor Co. Ltd.
2.27%, 03/10/25 (Call 02/10/25)(b)	2,890	2,817,138
2.53%, 03/10/27 (Call 02/10/27)	4,320	4,112,151
Hyundai Capital America
0.80%, 01/08/24(a)	10,470	10,012,186
0.88%, 06/14/24(a)(b)	8,130	7,681,732
1.00%, 09/17/24(a)(b)	9,393	8,826,855
1.25%, 09/18/23(a)	10,350	10,078,434
1.30%, 01/08/26 (Call 12/08/25)(a)	6,977	6,283,845
1.50%, 06/15/26 (Call 05/15/26)(a)	8,948	8,009,984
1.65%, 09/17/26 (Call 08/17/26)(a)	9,943	8,875,325
1.80%, 10/15/25 (Call 09/15/25)(a)	7,114	6,582,935
2.65%, 02/10/25 (Call 01/10/25)(a)	4,333	4,176,778
2.75%, 09/27/26(a)(b)	2,139	1,999,890
3.00%, 02/10/27 (Call 12/10/26)(a)(b)	2,939	2,759,018
3.40%, 06/20/24(a)(b)	3,972	3,941,780
3.50%, 11/02/26 (Call 09/02/26)(a)	4,406	4,243,975
4.30%, 02/01/24(a)(b)	4,346	4,388,885
5.88%, 04/07/25 (Call 03/07/25)(a)(b)	4,817	5,034,157
Hyundai Capital Services Inc.
1.25%, 02/08/26(a)(b)	1,986	1,803,559
2.50%, 01/24/27(a)(b)	580	542,867
Kia Corp.
1.00%, 04/16/24(a)(b)	5,220	4,998,176
1.75%, 10/16/26(a)	495	451,447
2.38%, 02/14/25(a)	330	319,151
2.75%, 02/14/27(a)	4,030	3,809,441
3.25%, 04/21/26(a)	855	834,854

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
Nissan Motor Acceptance Co. LLC
1.13%, 09/16/24(a)(b)	$5,095	$4,745,628
1.85%, 09/16/26 (Call 08/16/26)(a)	8,283	7,226,874
Nissan Motor Acceptance Corp.
1.05%, 03/08/24(a)	2,584	2,446,605
2.00%, 03/09/26 (Call 02/09/26)(a)	6,768	6,034,224
3.88%, 09/21/23(a)(b)	3,928	3,936,937
Nissan Motor Co. Ltd.
3.04%, 09/15/23(a)	10,892	10,822,468
3.52%, 09/17/25 (Call 08/17/25)(a)(b)	12,207	11,808,549
PACCAR Financial Corp.
0.35%, 08/11/23(b)	3,905	3,802,566
0.35%, 02/02/24(b)	1,852	1,772,876
0.50%, 08/09/24(b)	3,009	2,848,567
0.80%, 06/08/23(b)	965	945,714
0.90%, 11/08/24(b)	3,485	3,322,494
1.10%, 05/11/26	2,780	2,543,704
1.80%, 02/06/25	2,099	2,026,620
2.00%, 02/04/27(b)	3,190	2,993,228
2.15%, 08/15/24(b)	3,558	3,491,275
2.85%, 04/07/25(b)	170	168,397
3.40%, 08/09/23	4,112	4,149,528
Stellantis Finance U.S. Inc., 1.71%, 01/29/27 (Call 12/29/26)(a)(b)	1,095	974,462
Toyota Motor Corp.
0.68%, 03/25/24 (Call 02/25/24)(b)	11,852	11,411,442
1.34%, 03/25/26 (Call 02/25/26)	5,203	4,818,686
2.36%, 07/02/24(b)	3,316	3,275,404
3.42%, 07/20/23(b)	5,844	5,896,988
Toyota Motor Credit Corp.
0.45%, 01/11/24(b)	3,303	3,186,520
0.50%, 08/14/23(b)	6,327	6,170,377
0.50%, 06/18/24	8,166	7,778,218
0.63%, 09/13/24(b)	4,240	4,027,718
0.80%, 10/16/25	8,239	7,591,638
0.80%, 01/09/26	6,027	5,494,662
1.13%, 06/18/26(b)	11,385	10,402,298
1.35%, 08/25/23(b)	8,213	8,103,834
1.45%, 01/13/25(b)	10,421	10,001,125
1.80%, 02/13/25(b)	11,448	11,049,563
1.90%, 01/13/27(b)	10,305	9,615,060
2.00%, 10/07/24	5,446	5,327,769
2.25%, 10/18/23(b)	5,016	4,983,225
2.50%, 03/22/24	560	556,872
2.90%, 04/17/24	6,367	6,367,257
3.00%, 04/01/25	9,738	9,688,698
3.05%, 03/22/27	8,410	8,214,203
3.20%, 01/11/27	405	399,204
3.35%, 01/08/24(b)	5,461	5,510,602
3.40%, 04/14/25	4,411	4,424,608
3.45%, 09/20/23(b)	9,689	9,755,830
Volkswagen Group of America Finance LLC
0.88%, 11/22/23(a)	9,274	8,962,047
1.25%, 11/24/25 (Call 10/24/25)(a)(b)	10,725	9,819,672
2.85%, 09/26/24(a)(b)	6,185	6,087,283
3.20%, 09/26/26(a)	1,981	1,909,572
3.35%, 05/13/25(a)(b)	9,370	9,242,022
4.25%, 11/13/23(a)(b)	9,405	9,532,154
4.63%, 11/13/25(a)(b)	6,434	6,583,796
		840,261,829
Security	Par (000)	Value

Auto Parts & Equipment — 0.1%
Aptiv PLC/Aptiv Corp., 2.40%, 02/18/25 (Call 02/18/23)	$895	$864,953
BorgWarner Inc.
3.38%, 03/15/25 (Call 12/15/24)	4,475	4,447,771
5.00%, 10/01/25(a)	7,859	8,071,610
Denso Corp., 1.24%, 09/16/26 (Call 08/16/26)(a)(b)	4,987	4,497,428
Magna International Inc.
3.63%, 06/15/24 (Call 03/15/24)	6,393	6,416,711
4.15%, 10/01/25 (Call 07/01/25)(b)	1,545	1,570,030
		25,868,503
Banks — 34.4%
ABN AMRO Bank NV
1.54%, 06/16/27 (Call 06/16/26)(a)(c)	5,857	5,243,466
4.75%, 07/28/25(a)(b)	11,399	11,532,596
4.80%, 04/18/26(a)	6,158	6,178,321
AIB Group PLC
4.26%, 04/10/25 (Call 04/10/24)(a)(b)(c)	6,897	6,865,332
4.75%, 10/12/23(a)	7,614	7,668,832
ANZ New Zealand Int'l Ltd./London
1.25%, 06/22/26(a)	5,246	4,747,083
2.17%, 02/18/25(a)(b)	2,390	2,305,629
3.40%, 03/19/24(a)	6,727	6,747,206
ASB Bank Ltd.
1.63%, 10/22/26(a)	4,618	4,195,569
3.13%, 05/23/24(a)	4,380	4,365,975
3.75%, 06/14/23(a)(b)	2,467	2,494,609
Associated Banc-Corp, 4.25%, 01/15/25 (Call 10/15/24)	870	875,164
Australia & New Zealand Banking Group Ltd.
2.95%, 07/22/30 (Call 07/22/25)(a)(b)(c)	9,928	9,461,956
4.40%, 05/19/26(a)(b)	9,384	9,375,794
4.50%, 03/19/24(a)(b)	2,598	2,624,876
Australia & New Zealand Banking Group Ltd./New York
NY, 3.70%, 11/16/25	5,148	5,193,778
Banco Bilbao Vizcaya Argentaria SA
0.88%, 09/18/23	8,833	8,565,758
1.13%, 09/18/25(b)	7,613	6,936,540
Banco de Credito del Peru S.A.
2.70%, 01/11/25 (Call 12/11/24)(a)(b)	4,694	4,476,903
3.13%, 07/01/30 (Call 07/01/25)(a)(c)	6,638	6,192,789
3.25%, 09/30/31 (Call 09/30/26)(a)(c)	3,585	3,235,893
Banco Inbursa SA Institucion De Banca Multiple Grupo
Financiero Inbursa
4.13%, 06/06/24(a)(b)	4,550	4,521,608
4.38%, 04/11/27 (Call 01/11/27)(a)(b)	1,710	1,657,862
Banco Santander Chile, 2.70%, 01/10/25 (Call 12/10/24)(a)(b)	5,670	5,429,082
Banco Santander Mexico SA Institucion de Banca
Multiple Grupo Financiero Santand
5.38%, 04/17/25(a)	15,594	15,944,865
5.95%, 10/01/28 (Call 10/01/23)(a)(c)	930	925,359
Banco Santander SA
0.70%, 06/30/24 (Call 06/30/23)(c)	2,730	2,650,017
1.72%, 09/14/27 (Call 09/14/26)(c)	12,560	11,178,154
1.80%, 03/25/26	10,323	9,431,331
2.70%, 05/28/25	12,941	12,450,333
2.71%, 06/27/24	18,949	18,649,554
3.50%, 03/24/25(b)	6,117	6,076,549
4.18%, 03/24/28 (Call 03/24/27)(c)	10,700	10,459,627
4.25%, 04/11/27	4,502	4,445,488
5.18%, 11/19/25	12,612	12,883,157

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Bancolombia SA, 3.00%, 01/29/25 (Call 12/29/24)(b)	$540	$509,630
Bangkok Bank PCL/Hong Kong, 4.05%, 03/19/24(a)(b)	4,765	4,834,210
Bank Hapoalim BM, 3.26%, 01/21/32 (Call 01/21/27)(a)(c)	4,000	3,515,000
Bank of America Corp.
0.52%, 06/14/24 (Call 06/14/23), (SOFR + 0.410%)(c)	11,608	11,274,973
0.81%, 10/24/24 (Call 10/24/23), (SOFR + 0.740%)(c)	17,505	16,882,092
0.98%, 04/22/25 (Call 04/22/24), (SOFR + 0.690%)(c)	13,492	12,829,466
0.98%, 09/25/25 (Call 09/25/24), (SOFR + 0.910%)(c)	6,273	5,884,219
1.20%, 10/24/26 (Call 10/24/25), (SOFR + 1.010%)(c)	23,969	21,837,777
1.32%, 06/19/26 (Call 06/19/25), (SOFR + 1.150%)(c)	25,104	23,163,437
1.53%, 12/06/25 (Call 12/06/24), (SOFR + 0.650%)(c)	6,605	6,244,687
1.73%, 07/22/27 (Call 07/22/26), (SOFR + 0.960%)(c)	54,369	49,502,879
1.84%, 02/04/25 (Call 02/04/24), (SOFR + 0.670%)(c)	13,990	13,618,618
2.02%, 02/13/26 (Call 02/13/25), (3 mo. LIBOR US + 0.640%)(c)	14,589	13,870,135
2.46%, 10/22/25 (Call 10/22/24), (3 mo. LIBOR US + 0.870%)(c)	25,326	24,532,395
2.55%, 02/04/28 (Call 02/04/27), (SOFR + 1.050%)(c)	27,720	25,864,777
3.09%, 10/01/25 (Call 10/01/24), (3 mo. LIBOR US + 1.090%)(b)(c)	16,695	16,418,965
3.37%, 01/23/26 (Call 01/23/25), (3 mo. LIBOR US + 0.810%)(c)	18,501	18,223,115
3.38%, 04/02/26 (Call 04/02/25), (SOFR + 1.330%)(c)	10,835	10,675,162
3.46%, 03/15/25 (Call 03/15/24), (3 mo. LIBOR US + 0.970%)(b)(c)	18,526	18,513,784
3.50%, 04/19/26(b)	10,508	10,429,213
3.56%, 04/23/27 (Call 04/23/26), (3 mo. LIBOR US + 1.060%)(c)	18,356	18,035,672
3.71%, 04/24/28 (Call 04/24/27), (3 mo. LIBOR US + 1.512%)(c)	9,683	9,463,182
3.80%, 04/25/25 (Call 04/25/24), (SOFR + 1.110%)(c)	15,340	15,405,931
3.82%, 01/20/28 (Call 01/20/27), (3 mo. LIBOR US + 1.575%)(c)	425	417,932
3.86%, 07/23/24 (Call 07/23/23), (3 mo. LIBOR US + 0.940%)(b)(c)	21,570	21,718,945
3.88%, 08/01/25	13,438	13,665,997
4.00%, 04/01/24(b)	19,313	19,690,569
4.00%, 01/22/25	20,020	20,112,226
4.10%, 07/24/23(b)	12,693	12,950,883
4.13%, 01/22/24(b)	17,589	17,914,677
4.20%, 08/26/24	24,189	24,582,868
4.25%, 10/22/26(b)	12,083	12,217,711
4.38%, 04/27/28 (Call 04/27/27), (SOFR + 1.580%)(c)	27,290	27,494,743
4.45%, 03/03/26	15,352	15,537,341
6.22%, 09/15/26(b)	919	974,806
Series L, 3.95%, 04/21/25(b)	21,065	21,206,174
Security	Par (000)	Value

Banks (continued)
Series N, 1.66%, 03/11/27 (Call 03/11/26), (SOFR + 0.910%)(c)	$15,756	$14,425,612
Bank of China Hong Kong Ltd., 5.90%, (Call 09/14/23)(a)(c)(d)	23,561	24,384,721
Bank of China Ltd., 5.00%, 11/13/24(a)(b)	25,700	26,559,837
Bank of Ireland Group PLC
2.03%, 09/30/27 (Call 09/30/26)(a)(c)	5,675	5,010,797
4.50%, 11/25/23(a)	5,971	6,021,476
Bank of Montreal
0.40%, 09/15/23	10,315	10,010,099
0.45%, 12/08/23(b)	6,413	6,183,882
0.63%, 07/09/24	18,410	17,462,649
0.90%, 01/22/27 (Call 01/22/26), (SOFR + 0.603%)(c)	4,528	4,077,550
1.25%, 09/15/26	19,366	17,421,012
1.50%, 01/10/25	17,608	16,738,294
1.85%, 05/01/25(b)	8,306	7,918,723
2.15%, 03/08/24(b)	9,815	9,669,814
2.50%, 06/28/24(b)	11,629	11,480,670
2.65%, 03/08/27(b)	15,000	14,165,157
3.70%, 06/07/25	12,000	11,991,553
4.34%, 10/05/28 (Call 10/05/23)(c)	5,630	5,683,251
4.80%, (Call 08/25/24)(b)(c)(d)	2,804	2,671,974
Series E, 3.30%, 02/05/24(b)	13,363	13,432,656
Bank of New York Mellon Corp. (The)
0.35%, 12/07/23 (Call 11/07/23)(b)	4,924	4,758,299
0.50%, 04/26/24 (Call 03/26/24)(b)	5,636	5,392,411
0.75%, 01/28/26 (Call 12/28/25)	734	668,633
1.05%, 10/15/26 (Call 09/15/26)(b)	8,626	7,768,753
1.60%, 04/24/25 (Call 03/24/25)	10,624	10,136,981
2.05%, 01/26/27 (Call 12/26/26)(b)	5,665	5,306,261
2.10%, 10/24/24(b)	7,415	7,270,734
2.20%, 08/16/23 (Call 06/16/23)(b)	4,850	4,845,326
2.45%, 08/17/26 (Call 05/17/26)	4,227	4,069,297
2.80%, 05/04/26 (Call 02/04/26)(b)	4,620	4,517,601
3.25%, 09/11/24 (Call 08/11/24)(b)	4,826	4,848,139
3.25%, 05/16/27 (Call 02/16/27)	3,088	3,043,007
3.35%, 04/25/25(b)	10,375	10,388,597
3.40%, 05/15/24 (Call 04/15/24)(b)	4,412	4,453,263
3.44%, 02/07/28 (Call 02/07/27), (3 mo. LIBOR US + 1.069%)(b)(c)	1,280	1,260,878
3.45%, 08/11/23(b)	3,691	3,733,210
3.95%, 11/18/25 (Call 10/18/25)	3,425	3,488,082
Series 12, 3.65%, 02/04/24 (Call 01/05/24)	9,507	9,655,788
Series G, 3.00%, 02/24/25 (Call 01/24/25)	6,825	6,793,638
Series J, 0.85%, 10/25/24 (Call 09/25/24)(b)	5,845	5,552,932
Bank of New Zealand
1.00%, 03/03/26(a)(b)	2,469	2,230,859
2.00%, 02/21/25(a)(b)	5,588	5,369,980
2.29%, 01/27/27(a)(b)	3,085	2,888,126
3.50%, 02/20/24(a)(b)	6,051	6,079,975
Bank of Nova Scotia (The)
0.40%, 09/15/23(b)	7,015	6,799,709
0.55%, 09/15/23	5,603	5,442,044
0.65%, 07/31/24	9,135	8,630,881
0.70%, 04/15/24(b)	10,768	10,278,542
0.80%, 06/15/23(b)	2,095	2,053,518
1.05%, 03/02/26(b)	8,300	7,485,384
1.30%, 06/11/25(b)	6,669	6,227,568
1.30%, 09/15/26	12,006	10,814,147

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
1.35%, 06/24/26(b)	$11,498	$10,428,200
1.45%, 01/10/25	5,875	5,581,735
1.95%, 02/02/27	5,755	5,274,760
2.20%, 02/03/25	9,558	9,247,123
2.44%, 03/11/24(b)	6,545	6,460,928
2.70%, 08/03/26(b)	6,056	5,789,979
2.95%, 03/11/27	5,453	5,228,476
3.40%, 02/11/24	10,393	10,434,705
3.45%, 04/11/25(b)	11,425	11,382,563
4.50%, 12/16/25(b)	6,447	6,547,044
4.90%, (Call 06/04/25)(b)(c)(d)	10,570	10,276,221
Series 2, 3.63%, 10/27/81 (Call 10/27/26)(c)	5,355	4,306,251
Bank One Michigan, 8.25%, 11/01/24	405	446,010
Bank OZK, 2.75%, 10/01/31 (Call 10/01/26), (SOFR + 2.090%)(c)	140	130,838
BankUnited Inc., 4.88%, 11/17/25 (Call 08/17/25)(b)	1,555	1,606,945
Banque Federative du Credit Mutuel SA
0.65%, 02/27/24(a)(b)	7,717	7,376,299
1.00%, 02/04/25(a)	10,905	10,127,033
1.60%, 10/04/26(a)	11,800	10,662,596
2.38%, 11/21/24(a)	6,914	6,702,948
3.75%, 07/20/23(a)	7,517	7,574,975
Barclays Bank PLC, 3.75%, 05/15/24	4,311	4,346,194
Barclays PLC
1.01%, 12/10/24 (Call 12/10/23)(c)	11,763	11,273,374
2.28%, 11/24/27 (Call 11/24/26)(c)	17,245	15,617,505
2.85%, 05/07/26 (Call 05/07/25), (SOFR + 2.714%)(b)(c)	13,209	12,703,159
3.65%, 03/16/25(b)	12,520	12,456,799
3.93%, 05/07/25 (Call 05/07/24), (3 mo. LIBOR US + 1.610%)(c)	15,391	15,369,009
4.38%, 09/11/24(b)	8,828	8,934,801
4.38%, 01/12/26	18,889	18,948,088
5.20%, 05/12/26(b)	13,685	13,908,312
BBVA Bancomer SA/Texas
1.88%, 09/18/25(a)(b)	4,645	4,291,980
4.38%, 04/10/24(a)	270	270,756
BNP Paribas SA
1.32%, 01/13/27 (Call 01/13/26)(a)(c)	13,898	12,413,937
1.68%, 06/30/27 (Call 06/30/26)(a)(b)(c)	12,873	11,539,738
2.22%, 06/09/26 (Call 06/09/25)(a)(b)(c)	18,664	17,539,881
2.59%, 01/20/28 (Call 01/20/27)(a)(c)	10,260	9,421,377
2.82%, 11/19/25 (Call 11/19/24)(a)(b)(c)	16,564	16,021,170
3.38%, 01/09/25(a)	17,932	17,725,772
3.80%, 01/10/24(a)(b)	8,347	8,375,916
4.25%, 10/15/24(b)	11,633	11,809,120
4.38%, 09/28/25(a)(b)	9,012	9,033,540
4.38%, 05/12/26(a)(b)	6,855	6,839,123
4.63%, 03/13/27(a)(b)	6,071	6,066,090
4.71%, 01/10/25 (Call 01/10/24)(a)(c)	15,989	16,176,139
BPCE SA
1.00%, 01/20/26(a)(b)	12,023	10,810,266
1.63%, 01/14/25(a)(b)	15,510	14,746,532
1.65%, 10/06/26 (Call 10/06/25)(a)(c)	10,362	9,446,541
2.05%, 10/19/27 (Call 10/19/26)(a)(c)	11,440	10,276,020
2.38%, 01/14/25(a)(b)	12,161	11,674,659
3.38%, 12/02/26	2,481	2,417,631
4.00%, 09/12/23(a)	4,353	4,376,071
4.00%, 04/15/24(b)	16,083	16,259,126
4.50%, 03/15/25(a)	8,482	8,486,547
Security	Par (000)	Value

Banks (continued)
4.63%, 07/11/24(a)	$9,457	$9,544,755
4.88%, 04/01/26(a)(b)	4,963	4,990,185
5.15%, 07/21/24(a)(b)	14,632	14,894,130
5.70%, 10/22/23(a)	7,422	7,595,318
Cadence Bank, 4.13%, 11/20/29 (Call 11/20/24), (3 mo. LIBOR US + 2.470%)(b)(c)	1,094	1,082,622
Canadian Imperial Bank of Commerce
0.45%, 06/22/23	9,210	9,001,754
0.50%, 12/14/23(b)	5,542	5,335,805
0.95%, 06/23/23	9,097	8,912,505
0.95%, 10/23/25(b)	9,453	8,643,255
1.00%, 10/18/24	8,654	8,173,837
1.25%, 06/22/26(b)	3,222	2,905,091
2.25%, 01/28/25	6,981	6,757,542
3.10%, 04/02/24(b)	7,606	7,598,506
3.30%, 04/07/25	3,275	3,258,344
3.45%, 04/07/27	8,683	8,476,005
3.50%, 09/13/23(b)	7,377	7,446,857
Citibank N.A., 3.65%, 01/23/24 (Call 12/23/23)	17,322	17,542,866
Citigroup Inc.
0.78%, 10/30/24 (Call 10/30/23), (SOFR + 0.686%)(c)	19,504	18,751,739
0.98%, 05/01/25 (Call 05/01/24), (SOFR + 0.669%)(c)	9,026	8,574,837
1.12%, 01/28/27 (Call 01/28/26), (SOFR + 0.765%)(c)	22,126	19,903,811
1.28%, 11/03/25 (Call 11/03/24), (SOFR + 0.528%)(c)	1,135	1,069,079
1.46%, 06/09/27 (Call 06/09/26), (SOFR + 0.770%)(c)	25,821	23,239,812
2.01%, 01/25/26 (Call 01/25/25), (SOFR + 0.694%)(c)	9,050	8,612,783
3.07%, 02/24/28 (Call 02/24/27), (SOFR + 1.280%)(b)(c)	12,565	11,981,523
3.11%, 04/08/26 (Call 04/08/25), (SOFR + 2.842%)(c)	32,695	31,914,742
3.20%, 10/21/26 (Call 07/21/26)	25,172	24,398,192
3.29%, 03/17/26 (Call 03/17/25), (SOFR + 1.528%)(b)(c)	11,090	10,880,443
3.30%, 04/27/25(b)	11,473	11,384,152
3.35%, 04/24/25 (Call 04/24/24), (3 mo. LIBOR US + 0.897%)(c)	27,010	26,828,524
3.40%, 05/01/26(b)	8,274	8,154,073
3.70%, 01/12/26(b)	12,563	12,468,206
3.75%, 06/16/24(b)	6,359	6,427,166
3.88%, 10/25/23(b)	7,045	7,189,775
3.88%, 03/26/25	12,087	12,099,088
3.89%, 01/10/28 (Call 01/10/27), (3 mo. LIBOR US + 1.563%)(c)	15,510	15,263,194
4.00%, 08/05/24(b)	5,318	5,385,908
4.04%, 06/01/24 (Call 06/01/23), (3 mo. LIBOR US + 1.023%)(b)(c)	10,606	10,713,650
4.14%, 05/24/25 (Call 05/24/24), (SOFR + 1.372%)(c)	3,755	3,786,390
4.30%, 11/20/26(b)	6,221	6,243,244
4.40%, 06/10/25(b)	26,698	26,987,668
4.60%, 03/09/26(b)	10,117	10,257,510
4.66%, 05/24/28 (Call 05/24/27), (SOFR + 1.887%)(c)	11,810	12,043,737
5.50%, 09/13/25	6,907	7,225,435

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Citizens Bank N.A./Providence RI
2.25%, 04/28/25 (Call 03/28/25)	$5,441	$5,226,606
3.75%, 02/18/26 (Call 11/18/25)	4,030	4,042,862
Citizens Bank NA, 4.12%, 05/23/25(c)	8,770	8,811,310
Citizens Financial Group Inc.
2.85%, 07/27/26 (Call 04/27/26)(b)	2,725	2,589,031
4.30%, 12/03/25 (Call 11/03/25)	1,485	1,494,626
Comerica Bank
2.50%, 07/23/24(b)	3,669	3,602,166
4.00%, 07/27/25(b)	993	991,741
Comerica Inc.
3.70%, 07/31/23 (Call 06/30/23)	6,092	6,138,371
3.80%, 07/22/26(b)	1,675	1,659,133
Commonwealth Bank of Australia
1.13%, 06/15/26(a)(b)	16,290	14,758,898
2.30%, 03/14/25(a)(b)	3,550	3,455,037
2.55%, 03/14/27(a)(b)	5,865	5,553,001
2.63%, 09/06/26(a)(b)	4,022	3,856,774
2.85%, 05/18/26(a)	2,350	2,283,471
3.35%, 06/04/24(a)(b)	3,189	3,204,159
4.50%, 12/09/25(a)	975	982,143
Constellation Brands Inc., 4.35%, 05/09/27	8,775	8,859,385
Cooperatieve Rabobank U.A.
1.00%, 09/24/26 (Call 09/24/25)(a)(b)(c)	13,809	12,542,238
1.11%, 02/24/27 (Call 02/24/26)(a)(c)	10,335	9,269,706
1.34%, 06/24/26 (Call 06/24/25)(a)(c)	4,513	4,179,897
1.98%, 12/15/27 (Call 12/15/26)(a)(b)(c)	14,935	13,535,491
2.63%, 07/22/24(a)	8,279	8,139,175
3.75%, 07/21/26	8,886	8,663,533
3.88%, 09/26/23(a)(b)	11,151	11,254,650
4.38%, 08/04/25(b)	11,253	11,307,612
4.63%, 12/01/23(b)	50	50,835
Cooperatieve Rabobank U.A./New York
0.38%, 01/12/24(b)	3,690	3,536,195
1.38%, 01/10/25(b)	8,630	8,214,830
Cooperatieve Rabobank U.A./NY, 3.38%, 05/21/25(b)	5,558	5,543,721
Cooperatieve Rabobank UA, 3.65%, 04/06/28 (Call 04/06/27)(a)(c)	585	567,719
Credicorp Ltd., 2.75%, 06/17/25 (Call 05/17/25)(a)	7,738	7,299,248
Credit Agricole SA
1.25%, 01/26/27 (Call 01/26/26)(a)(c)	10,498	9,363,907
2.02%, 01/11/27(a)(b)	9,435	8,623,782
4.38%, 03/17/25(a)(b)	7,188	7,199,962
Credit Agricole SA/London
1.91%, 06/16/26 (Call 06/16/25)(a)(c)	13,225	12,324,745
2.38%, 01/22/25(a)(b)	1,359	1,313,784
3.25%, 10/04/24(a)(b)	16,443	16,240,987
3.88%, 04/15/24(a)(b)	6,931	6,998,821
4.13%, 01/10/27(a)(b)	3,745	3,701,229
Credit Suisse AG/New York NY
0.50%, 02/02/24(b)	9,310	8,885,007
0.52%, 08/09/23	10,705	10,395,185
1.25%, 08/07/26(b)	16,412	14,597,193
2.95%, 04/09/25(b)	15,676	15,277,988
3.63%, 09/09/24	19,349	19,296,184
3.70%, 02/21/25	10,505	10,455,983
Credit Suisse Group AG
1.31%, 02/02/27 (Call 02/02/26)(a)(c)	15,947	13,985,678
2.19%, 06/05/26 (Call 06/05/25)(a)(c)	14,162	13,113,499
2.59%, 09/11/25 (Call 09/11/24)(a)(b)(c)	7,643	7,311,336
Security	Par (000)	Value

Banks (continued)
3.75%, 03/26/25(b)	$18,519	$18,346,482
3.80%, 06/09/23	15,631	15,696,901
4.21%, 06/12/24 (Call 06/12/23)(a)(c)	10,523	10,548,884
4.55%, 04/17/26	13,721	13,705,548
Danske Bank A/S
0.98%, 09/10/25 (Call 09/10/24)(a)(c)	7,240	6,762,774
1.23%, 06/22/24 (Call 06/22/23)(a)	13,612	12,915,482
1.55%, 09/10/27 (Call 09/10/26)(a)(c)	2,463	2,186,468
1.62%, 09/11/26 (Call 09/11/25)(a)(b)(c)	4,702	4,289,921
3.24%, 12/20/25 (Call 12/20/24)(a)(c)	6,392	6,206,911
3.88%, 09/12/23(a)	7,122	7,150,779
5.38%, 01/12/24(a)(b)	12,085	12,350,550
Danske Bank AS
3.77%, 03/28/25 (Call 03/28/24)(a)(b)(c)	6,705	6,645,285
4.30%, 04/01/28 (Call 04/01/27)(a)(c)	8,395	8,137,930
DBS Group Holdings Ltd.
1.17%, 11/22/24(a)(b)	1,245	1,191,034
1.19%, 03/15/27(a)(b)	800	722,682
4.52%, 12/11/28 (Call 12/11/23)(a)(b)(c)	1,682	1,707,476
Deutsche Bank AG, 4.10%, 01/13/26	1,133	1,127,109
Deutsche Bank AG/London, 3.70%, 05/30/24(b)	6,687	6,659,972
Deutsche Bank AG/New York NY
0.90%, 05/28/24	8,193	7,761,546
1.40%, 04/01/25 (Call 04/01/24), (SOFR + 1.131%)(c)	6,290	5,969,866
1.69%, 03/19/26	8,032	7,361,984
2.13%, 11/24/26 (Call 11/24/25), (SOFR + 1.870%)(c)	14,850	13,571,047
2.22%, 09/18/24 (Call 09/18/23), (SOFR + 2.159%)(c)	13,862	13,510,221
2.31%, 11/16/27 (Call 11/16/26), (SOFR + 1.219%)(c)	13,550	11,994,200
2.55%, 01/07/28 (Call 01/07/27), (SOFR + 1.318%)(c)	13,230	11,761,831
3.70%, 05/30/24	6,597	6,575,593
3.96%, 11/26/25 (Call 11/26/24), (SOFR + 2.581%)(c)	14,534	14,304,117
4.10%, 01/13/26(b)	480	475,619
Series E, 0.96%, 11/08/23	5,158	4,982,557
Discover Bank
2.45%, 09/12/24 (Call 08/12/24)	6,237	6,091,494
3.45%, 07/27/26 (Call 04/27/26)	5,811	5,652,657
4.20%, 08/08/23	7,292	7,371,662
4.25%, 03/13/26	3,073	3,066,161
4.68%, 08/09/28 (Call 08/09/23)(b)(c)	4,216	4,215,996
DNB Bank ASA
0.86%, 09/30/25 (Call 09/30/24)(a)(b)(c)	7,290	6,853,327
1.13%, 09/16/26 (Call 09/16/25)(a)(b)(c)	4,688	4,281,587
1.54%, 05/25/27 (Call 05/25/26)(a)(c)	7,498	6,782,043
1.61%, 03/30/28 (Call 03/30/27)(a)(b)(c)	3,875	3,428,347
2.97%, 03/28/25 (Call 03/28/24)(a)(c)	3,000	2,973,013
Federation des Caisses Desjardins du Quebec
0.70%, 05/21/24(a)(b)	5,547	5,260,470
2.05%, 02/10/25(a)	7,669	7,321,278
Fifth Third Bancorp
1.71%, 11/01/27 (Call 11/01/26), (SOFR + 0.685%)(c)	5,645	5,084,750
2.38%, 01/28/25 (Call 12/28/24)	5,495	5,324,447
2.55%, 05/05/27 (Call 04/05/27)	2,976	2,791,753
3.65%, 01/25/24 (Call 12/25/23)	12,576	12,664,934

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.30%, 01/16/24 (Call 12/16/23)	$6,735	$6,815,073
Fifth Third Bank NA
2.25%, 02/01/27 (Call 01/01/27)	820	775,224
3.85%, 03/15/26 (Call 02/15/26)	3,685	3,681,081
3.95%, 07/28/25 (Call 06/28/25)	5,462	5,534,269
First Horizon Corp., 4.00%, 05/26/25 (Call 04/26/25)(b)	984	987,681
First-Citizens Bank & Trust Co.
2.97%, 09/27/25 (Call 09/27/24), (SOFR + 1.715%)(b)(c)	970	949,041
3.93%, 06/19/24 (Call 06/19/23), (SOFR + 3.827%)(c)	70	70,327
Goldman Sachs Group Inc. (The)
0.66%, 09/10/24 (Call 09/10/23), (SOFR + 0.505%)(c)	13,634	13,156,966
0.86%, 02/12/26 (Call 02/12/25), (SOFR + 0.609%)(c)	10,477	9,671,211
0.93%, 10/21/24 (Call 10/21/23), (SOFR + 0.486%)(c)	17,008	16,426,008
1.09%, 12/09/26 (Call 12/09/25), (SOFR + 0.789%)(c)	13,782	12,469,536
1.22%, 12/06/23 (Call 12/06/22)	3,280	3,204,918
1.43%, 03/09/27 (Call 03/09/26), (SOFR + 0.798%)(c)	23,984	21,669,590
1.54%, 09/10/27 (Call 09/10/26), (SOFR + 0.818%)(c)	29,190	26,166,310
1.76%, 01/24/25 (Call 01/24/24), (SOFR + 0.730%)(c)	15,990	15,549,817
1.90%, 10/21/27 (Call 10/21/26), (SOFR + 0.913%)(b)(c)	25,210	22,982,774
2.64%, 02/24/28 (Call 02/24/27), (SOFR + 1.114%)(c)	19,165	17,871,272
3.00%, 03/15/24(b)	17,535	17,518,187
3.27%, 09/29/25 (Call 09/29/24), (3 mo. LIBOR US + 1.201%)(c)	23,256	23,025,339
3.50%, 01/23/25 (Call 10/23/24)	20,887	20,920,837
3.50%, 04/01/25 (Call 03/01/25)	31,097	31,055,188
3.50%, 11/16/26 (Call 11/16/25)(b)	14,083	13,901,375
3.62%, 03/15/28 (Call 03/15/27), (SOFR + 1.846%)(c)	20,335	19,829,517
3.63%, 02/20/24 (Call 01/20/24)(b)	14,214	14,325,571
3.75%, 05/22/25 (Call 02/22/25)(b)	21,852	21,970,258
3.75%, 02/25/26 (Call 11/25/25)(b)	10,272	10,280,562
3.85%, 07/08/24 (Call 04/08/24)(b)	19,058	19,366,276
3.85%, 01/26/27 (Call 01/26/26)	16,030	15,890,463
4.00%, 03/03/24	21,546	21,895,277
4.25%, 10/21/25(b)	18,305	18,543,266
5.95%, 01/15/27(b)	1,321	1,413,050
Hana Bank
1.25%, 12/16/26(a)	80	72,348
3.25%, 03/30/27(a)	5,000	4,890,300
3.50%, (Call 10/19/26)(a)(b)(c)(d)	3,435	3,192,927
3.50%, 01/30/24(a)	3,349	3,368,156
4.38%, 09/30/24(a)	500	507,520
HSBC Bank PLC, 7.65%, 05/01/25	1,624	1,766,309
HSBC Holdings PLC
0.73%, 08/17/24 (Call 08/17/23), (SOFR + 0.534%)(c)	7,675	7,409,148
0.98%, 05/24/25 (Call 05/24/24), (SOFR + 0.708%)(c)	18,608	17,560,203
Security	Par (000)	Value

Banks (continued)
1.16%, 11/22/24 (Call 11/22/23), (SOFR + 0.580%)(b)(c)	$4,863	$4,687,709
1.59%, 05/24/27 (Call 05/24/26), (SOFR + 1.290%)(c)	15,325	13,709,090
1.60%, 04/18/26 (Call 04/18/25), (SOFR + 1.538%)(c)	18,973	17,661,786
2.10%, 06/04/26 (Call 06/04/25), (SOFR + 1.929%)(c)	19,888	18,689,218
2.25%, 11/22/27 (Call 11/22/26), (SOFR + 1.100%)(b)(c)	16,940	15,393,740
2.63%, 11/07/25 (Call 11/07/24), (SOFR + 1.401%)(c)	18,212	17,603,126
3.00%, 03/10/26 (Call 03/10/25), (SOFR + 1.430%)(c)	9,730	9,424,941
3.80%, 03/11/25 (Call 03/11/24), (3 mo. LIBOR US + 1.211%)(c)	20,410	20,363,776
3.90%, 05/25/26(b)	21,023	20,768,177
4.04%, 03/13/28 (Call 03/13/27), (3 mo. LIBOR US + 1.546%)(b)(c)	5,155	5,024,945
4.25%, 03/14/24(b)	19,066	19,292,414
4.25%, 08/18/25(b)	11,466	11,475,602
4.29%, 09/12/26 (Call 09/12/25), (3 mo. LIBOR US + 1.348%)(c)	22,854	22,771,130
4.30%, 03/08/26	17,657	17,718,335
4.38%, 11/23/26	12,354	12,378,536
HSBC HOLDINGS PLC
4.20%, 12/09/25(c)	10,000	10,000,000
4.80%, 06/09/28(c)	20,000	20,000,000
HSBC USA Inc.
3.50%, 06/23/24(b)	6,388	6,410,615
3.75%, 05/24/24	15,000	15,082,641
Huntington Bancshares Inc./OH
2.63%, 08/06/24 (Call 07/06/24)	5,745	5,657,992
4.00%, 05/15/25 (Call 04/15/25)	2,297	2,315,445
Huntington National Bank (The)
3.55%, 10/06/23 (Call 09/06/23)	5,137	5,175,275
4.55%, 05/17/28(c)	6,680	6,785,909
ICICI Bank Ltd./Dubai, 4.00%, 03/18/26(a)	4,527	4,495,266
Industrial & Commercial Bank of China Ltd., 4.88%, 09/21/25(a)	17,743	18,410,314
ING Bank NV, 5.80%, 09/25/23(a)	4,983	5,111,858
ING Groep NV
1.40%, 07/01/26 (Call 07/01/25)(a)(b)(c)	14,397	13,208,639
1.73%, 04/01/27 (Call 04/01/26), (SOFR + 1.005%)(c)	6,081	5,492,136
3.55%, 04/09/24	7,761	7,768,096
3.87%, 03/28/26 (Call 03/28/25), (SOFR + 1.640%)(b)(c)	4,990	4,954,374
3.95%, 03/29/27	7,682	7,547,992
4.02%, 03/28/28 (Call 03/28/27), (SOFR + 1.830%)(c)	8,565	8,354,990
4.10%, 10/02/23(b)	11,852	12,016,449
4.63%, 01/06/26(a)	14,321	14,542,994
Intesa Sanpaolo SpA, 5.25%, 01/12/24(b)	2,602	2,647,439
JPMorgan Chase & Co.
0.56%, 02/16/25 (Call 02/16/24), (SOFR + 0.420%)(c)	7,231	6,890,224
0.65%, 09/16/24 (Call 09/16/23), (SOFR + 0.600%)(c)	8,805	8,522,453

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
0.77%, 08/09/25 (Call 08/09/24), (SOFR + 0.490%)(c)	$20,180	$18,975,243
0.82%, 06/01/25 (Call 06/01/24), (SOFR + 0.540%)(c)	22,360	21,199,648
0.97%, 06/23/25 (Call 06/23/24), (SOFR + 0.580%)(c)	24,985	23,642,664
1.00%, 11/19/26 (Call 11/19/25), (SOFR + 0.800%)(c)	21,838	19,809,444
1.04%, 02/04/27 (Call 02/04/26), (SOFR + 0.695%)(b)(c)	19,922	17,922,567
1.47%, 09/22/27 (Call 09/22/26), (SOFR + 0.765%)(c)	26,245	23,638,591
1.51%, 06/01/24 (Call 06/01/23), (SOFR + 1.455%)(c)	14,575	14,370,700
1.56%, 12/10/25 (Call 12/10/24), (SOFR + 0.605%)(c)	27,635	26,219,249
1.58%, 04/22/27 (Call 04/22/26), (SOFR + 0.885%)(c)	28,346	25,951,091
2.01%, 03/13/26 (Call 03/13/25), (SOFR + 1.585%)(c)	24,013	22,836,475
2.08%, 04/22/26 (Call 04/22/25), (SOFR + 1.850%)(b)(c)	31,361	29,817,553
2.30%, 10/15/25 (Call 10/15/24), (SOFR + 1.160%)(c)	16,231	15,700,979
2.60%, 02/24/26 (Call 02/24/25), (SOFR + 0.915%)(c)	5,465	5,286,048
2.90%, 02/24/28 (Call 02/24/27), (SOFR + 1.170%)(c)	12,445	11,840,044
2.95%, 10/01/26 (Call 07/01/26)(b)	12,733	12,345,976
3.13%, 01/23/25 (Call 10/23/24)(b)	22,048	22,023,748
3.20%, 06/15/26 (Call 03/15/26)(b)	6,793	6,708,107
3.22%, 03/01/25 (Call 03/01/24), (3 mo. LIBOR US + 1.155%)(c)	18,499	18,395,071
3.30%, 04/01/26 (Call 01/01/26)(b)	14,224	14,013,924
3.54%, 05/01/28 (Call 05/01/27), (3 mo. LIBOR US + 1.380%)(c)	11,785	11,451,115
3.63%, 05/13/24(b)	15,223	15,406,029
3.78%, 02/01/28 (Call 02/01/27), (3 mo. LIBOR US + 1.337%)(c)	10,261	10,098,492
3.80%, 07/23/24 (Call 07/23/23), (3 mo. LIBOR US + 0.890%)(b)(c)	20,139	20,253,845
3.88%, 02/01/24(b)	15,590	15,839,073
3.88%, 09/10/24	25,173	25,494,421
3.90%, 07/15/25 (Call 04/15/25)(b)	15,093	15,353,139
3.96%, 01/29/27 (Call 01/29/26), (3 mo. LIBOR US + 1.245%)(c)	14,361	14,351,520
4.02%, 12/05/24 (Call 12/05/23), (3 mo. LIBOR US + 1.000%)(b)(c)	22,588	22,817,028
4.08%, 04/26/26 (Call 04/26/25), (SOFR + 1.320%)(c)	13,415	13,503,371
4.13%, 12/15/26(b)	11,674	11,739,202
4.32%, 04/26/28 (Call 04/26/27), (SOFR + 1.560%)(c)	25,245	25,469,931
7.63%, 10/15/26(b)	4,288	4,895,987
7.75%, 07/15/25	162	180,195
8.00%, 04/29/27(b)	1,762	2,048,180
KeyBank N.A./Cleveland OH
0.43%, 06/14/24 (Call 06/14/23), (SOFR + 0.320%)(c)	6,061	5,908,926
3.30%, 06/01/25	5,408	5,384,500
Security	Par (000)	Value

Banks (continued)
3.40%, 05/20/26	$2,953	$2,867,914
KeyCorp.
2.25%, 04/06/27(b)	8,450	7,761,474
4.15%, 10/29/25(b)	2,774	2,808,177
Kookmin Bank
1.75%, 05/04/25(a)	2,395	2,289,533
4.35%, (Call 07/02/24)(a)(c)(d)	4,615	4,522,700
Lloyds Bank PLC, 3.50%, 05/14/25(b)	400	396,967
Lloyds Banking Group PLC
1.63%, 05/11/27 (Call 05/11/26)(c)	7,299	6,581,246
2.44%, 02/05/26 (Call 02/05/25)(c)	11,470	11,011,152
3.51%, 03/18/26 (Call 03/18/25)(b)(c)	9,090	8,959,571
3.75%, 01/11/27(b)	4,535	4,458,283
3.75%, 03/18/28 (Call 03/18/27)(c)	11,720	11,385,554
3.87%, 07/09/25 (Call 07/09/24)(b)(c)	14,120	14,126,684
3.90%, 03/12/24(b)	10,390	10,442,758
4.05%, 08/16/23	11,373	11,507,352
4.45%, 05/08/25(b)	14,921	15,155,013
4.50%, 11/04/24	9,415	9,507,297
4.58%, 12/10/25(b)	12,395	12,457,739
4.65%, 03/24/26	13,527	13,606,422
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)	2,974	2,994,663
Macquarie Bank Ltd.
2.30%, 01/22/25(a)(b)	11,608	11,266,545
3.23%, 03/21/25(a)	3,330	3,306,500
3.90%, 01/15/26(a)	2,059	2,057,958
4.00%, 07/29/25(a)(b)	3,241	3,269,367
4.88%, 06/10/25(a)	2,437	2,465,962
Macquarie Group Ltd.
1.20%, 10/14/25 (Call 10/14/24)(a)(b)(c)	6,335	5,916,942
1.34%, 01/12/27 (Call 01/12/26)(a)(c)	10,505	9,406,365
1.63%, 09/23/27 (Call 09/23/26)(a)(c)	9,355	8,261,925
1.94%, 04/14/28 (Call 04/14/27), (SOFR + 0.995%)(a)(c)	4,633	4,073,862
4.10%, 06/21/28 (Call 06/21/27)(a)(c)	1,000	969,207
Manufacturers & Traders Trust Co., 2.90%, 02/06/25 (Call 01/06/25)	4,742	4,684,801
Mitsubishi UFJ Financial Group Inc.
0.80%, 09/15/24 (Call 09/15/23)(b)(c)	6,644	6,436,209
0.95%, 07/19/25 (Call 07/19/24)(c)	16,717	15,761,788
0.96%, 10/11/25 (Call 10/11/24)(c)	9,090	8,514,648
1.41%, 07/17/25(b)	15,024	13,962,122
1.54%, 07/20/27 (Call 07/20/26)(c)	17,199	15,442,501
1.64%, 10/13/27 (Call 10/13/26)(c)	10,945	9,804,470
2.19%, 02/25/25	23,136	22,237,253
2.34%, 01/19/28 (Call 01/19/27)(c)	10,730	9,861,022
2.53%, 09/13/23(b)	3,930	3,910,828
2.76%, 09/13/26	6,766	6,419,270
2.80%, 07/18/24	16,605	16,394,560
3.41%, 03/07/24	15,594	15,645,116
3.68%, 02/22/27(b)	1,203	1,182,785
3.76%, 07/26/23	18,565	18,755,289
3.78%, 03/02/25	2,766	2,770,235
3.84%, 04/17/26 (Call 04/17/25)(b)(c)	3,925	3,913,697
3.85%, 03/01/26	13,222	13,158,265
4.08%, 04/19/28 (Call 04/19/27)(c)	10,010	9,922,272
Mizuho Bank Ltd.
3.20%, 03/26/25(a)(b)	200	197,879
3.60%, 09/25/24(a)(b)	613	615,488
3.75%, 04/16/24(a)(b)	1,652	1,662,910

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Mizuho Financial Group Cayman 3 Ltd., 4.60%, 03/27/24(a)(b)	$13,475	$13,625,544
Mizuho Financial Group Inc.
0.80%, 09/08/24 (Call 09/08/23), (SOFR + 0.872%)(b)(c)	8,050	7,786,719
1.23%, 05/22/27 (Call 05/22/26)(b)(c)	9,629	8,538,143
1.24%, 07/10/24 (Call 07/10/23), (SOFR + 1.252%)(c)	11,083	10,823,350
1.55%, 07/09/27 (Call 07/09/26)(c)	12,305	10,996,300
2.23%, 05/25/26 (Call 05/25/25), (3 mo. LIBOR US + 0.830%)(c)	4,509	4,281,326
2.56%, 09/13/25 (Call 09/13/24), (SOFR + 1.362%)(c)	6,528	6,336,019
2.65%, 05/22/26 (Call 05/22/25)(b)(c)	14,974	14,427,077
2.84%, 07/16/25 (Call 07/16/24), (SOFR + 1.242%)(c)	5,166	5,065,016
2.84%, 09/13/26	1,661	1,575,155
3.48%, 04/12/26(a)	12,135	11,854,180
3.66%, 02/28/27(b)	610	595,074
3.92%, 09/11/24 (Call 09/11/23), (3 mo. LIBOR US + 1.000%)(c)	11,294	11,343,353
4.35%, 10/20/25(a)(b)	3,885	3,890,856
Morgan Stanley
0.79%, 01/22/25 (Call 01/22/24), (SOFR + 0.509%)(c)	17,463	16,705,527
0.79%, 05/30/25 (Call 05/30/24), (SOFR + 0.525%)(c)	24,563	23,182,046
0.99%, 12/10/26 (Call 12/10/25), (SOFR + 0.720%)(c)	22,443	20,202,017
1.16%, 10/21/25 (Call 10/21/24), (SOFR + 0.560%)(c)	20,500	19,293,485
1.51%, 07/20/27 (Call 07/20/26), (SOFR + 0.858%)(c)	24,193	21,872,633
1.59%, 05/04/27 (Call 05/04/26), (SOFR + 0.879%)(c)	27,247	24,796,428
2.19%, 04/28/26 (Call 04/28/25), (SOFR + 1.990%)(c)	24,966	23,851,346
2.48%, 01/21/28 (Call 01/21/27), (SOFR + 1.000%)(c)	16,810	15,655,017
2.63%, 02/18/26 (Call 02/18/25), (SOFR + 0.940%)(c)	19,864	19,236,922
2.72%, 07/22/25 (Call 07/22/24), (SOFR + 1.152%)(c)	17,911	17,531,769
3.13%, 07/27/26	17,235	16,750,263
3.62%, 04/17/25 (Call 04/17/24), (SOFR + 1.160%)(b)(c)	7,920	7,927,702
3.63%, 01/20/27(b)	7,365	7,282,881
3.70%, 10/23/24(b)	21,989	22,310,186
3.88%, 01/27/26(b)	22,980	23,027,712
3.95%, 04/23/27	9,097	9,005,677
4.00%, 07/23/25(b)	22,790	23,021,615
4.21%, 04/20/28 (Call 04/20/27), (SOFR + 1.610%)(c)	16,505	16,532,421
4.35%, 09/08/26(b)	18,011	18,228,622
5.00%, 11/24/25	15,915	16,467,910
6.25%, 08/09/26	5,251	5,693,025
Series F, 3.88%, 04/29/24(b)	25,729	26,233,615
Series I, 0.86%, 10/21/25 (Call 10/21/24), (SOFR + 0.745%)(c)	10,134	9,488,490
Security	Par (000)	Value

Banks (continued)
MUFG Bank Ltd.
3.25%, 09/08/24(a)(b)	$683	$681,380
3.75%, 03/10/24(a)(b)	547	550,533
4.10%, 09/09/23(a)	861	874,715
National Australia Bank Ltd.
1.39%, 01/12/25(a)(b)	9,280	8,845,879
1.89%, 01/12/27(a)(b)	10,375	9,558,522
3.50%, 01/10/27(a)(b)	5,925	5,852,068
National Australia Bank Ltd./New York
2.50%, 07/12/26	8,384	8,023,609
3.38%, 01/14/26	4,519	4,489,805
3.63%, 06/20/23	7,800	7,890,413
National Bank of Canada
0.55%, 11/15/24 (Call 11/15/23)(c)	4,662	4,478,126
0.75%, 08/06/24	4,707	4,441,930
National Securities Clearing Corp.
0.40%, 12/07/23 (Call 11/07/23)(a)(b)	4,464	4,291,532
0.75%, 12/07/25 (Call 11/07/25)(a)	3,043	2,788,310
1.50%, 04/23/25 (Call 03/23/25)(a)	9,085	8,643,092
NatWest Group PLC
1.64%, 06/14/27 (Call 06/14/26)(c)	9,189	8,246,175
3.07%, 05/22/28 (Call 05/22/27)(c)	3,375	3,144,865
3.75%, 11/01/29 (Call 11/01/24)(c)	6,412	6,269,592
3.88%, 09/12/23	18,979	19,089,987
4.27%, 03/22/25 (Call 03/22/24), (3 mo. LIBOR US + 1.762%)(c)	14,886	14,918,929
4.52%, 06/25/24 (Call 06/25/23), (3 mo. LIBOR US + 1.550%)(b)(c)	10,982	11,086,304
4.80%, 04/05/26	9,135	9,249,849
5.13%, 05/28/24(b)	10,141	10,306,289
6.00%, 12/19/23	11,014	11,367,564
NatWest Markets PLC
0.80%, 08/12/24(a)	8,418	7,904,915
1.60%, 09/29/26(a)(b)	8,855	7,976,965
3.48%, 03/22/25(a)	125	124,004
NBK SPC Ltd., 1.63%, 09/15/27 (Call 09/15/26)(a)(c)	585	525,391
NBK Tier 1 Financing 2 Ltd., 4.50%, (Call 08/27/25)(a)(b)(c)(d)	4,831	4,565,295
NongHyup Bank
0.88%, 07/28/24(a)	700	666,739
1.25%, 07/20/25(a)	6,150	5,750,619
1.25%, 07/28/26(a)	925	840,103
Nordea Bank Abp
0.63%, 05/24/24(a)(b)	7,159	6,793,944
0.75%, 08/28/25(a)(b)	5,498	5,032,548
1.50%, 09/30/26(a)(b)	8,385	7,555,518
3.75%, 08/30/23(a)(b)	5,342	5,385,073
Norinchukin Bank (The), 1.28%, 09/22/26(a)(b)	11,790	10,613,131
Northern Trust Corp.
3.38%, 05/08/32 (Call 05/08/27), (3 mo. LIBOR US + 1.131%)(c)	5,000	4,831,870
3.95%, 10/30/25(b)	2,760	2,806,795
4.00%, 05/10/27	2,660	2,729,955
Oversea-Chinese Banking Corp. Ltd.
1.83%, 09/10/30 (Call 09/10/25)(a)(c)	9,167	8,540,894
4.25%, 06/19/24(a)(b)	6,186	6,276,006
Pacific Western Bank, 3.25%, 05/01/31 (Call 05/01/26), (SOFR + 2.520%)(c)	2,995	2,823,235
People's United Bank N.A., 4.00%, 07/15/24 (Call 04/16/24)	584	589,914

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Phillips 66 Co.
3.55%, 10/01/26(a)	$1,599	$1,576,155
3.61%, 02/15/25(a)(b)	1,586	1,581,768
PNC Bank NA
2.95%, 02/23/25 (Call 01/24/25)	6,685	6,630,798
3.25%, 06/01/25 (Call 05/02/25)(b)	3,257	3,249,037
3.30%, 10/30/24 (Call 09/30/24)(b)	4,839	4,841,895
3.80%, 07/25/23 (Call 06/25/23)	5,441	5,499,462
3.88%, 04/10/25 (Call 03/10/25)	5,362	5,382,096
4.20%, 11/01/25 (Call 10/02/25)	4,591	4,660,930
2.50%, 08/27/24 (Call 07/27/24)	5,414	5,345,851
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)(b)	6,647	6,054,149
2.20%, 11/01/24 (Call 10/02/24)	10,291	10,103,189
2.60%, 07/23/26 (Call 05/23/26)	6,266	6,039,776
3.15%, 05/19/27 (Call 04/19/27)	3,485	3,381,757
3.50%, 01/23/24 (Call 12/23/23)	8,659	8,726,288
3.90%, 04/29/24 (Call 03/29/24)(b)	6,480	6,571,486
Regions Financial Corp., 2.25%, 05/18/25 (Call 04/18/25)(b)	3,908	3,772,250
Royal Bank of Canada
0.43%, 01/19/24(b)	5,740	5,523,639
0.50%, 10/26/23(b)	10,620	10,350,966
0.65%, 07/29/24	10,531	9,963,563
0.75%, 10/07/24(b)	10,555	9,958,426
0.88%, 01/20/26(b)	9,715	8,790,718
1.15%, 06/10/25	10,021	9,350,976
1.15%, 07/14/26	17,959	16,194,326
1.20%, 04/27/26	15,308	13,912,747
1.40%, 11/02/26	9,868	8,888,369
1.60%, 01/21/25(b)	1,540	1,470,045
2.05%, 01/21/27(b)	5,835	5,400,033
2.25%, 11/01/24	13,035	12,738,796
2.55%, 07/16/24(b)	12,263	12,116,566
3.38%, 04/14/25	2,600	2,595,633
3.63%, 05/04/27(b)	8,010	7,928,301
3.70%, 10/05/23	14,535	14,749,049
4.65%, 01/27/26	11,505	11,762,190
Santander Holdings USA Inc.
2.49%, 01/06/28 (Call 01/06/27), (SOFR + 1.249%)(c)	5,600	5,084,953
3.24%, 10/05/26 (Call 08/05/26)(b)	5,046	4,827,509
3.45%, 06/02/25 (Call 05/02/25)	12,097	11,889,208
3.50%, 06/07/24 (Call 05/07/24)	7,425	7,387,120
4.50%, 07/17/25 (Call 04/17/25)(b)	8,207	8,297,973
Santander UK Group Holdings PLC
1.09%, 03/15/25 (Call 03/15/24), (SOFR + 0.787%)(b)(c)	4,445	4,209,031
1.53%, 08/21/26 (Call 08/21/25)(c)	10,146	9,266,071
1.67%, 06/14/27 (Call 06/14/26), (SOFR + 0.989%)(c)	11,447	10,236,282
2.47%, 01/11/28 (Call 01/11/27), (SOFR + 1.220%)(c)	8,245	7,509,114
4.75%, 09/15/25(a)	2,263	2,268,443
4.80%, 11/15/24 (Call 11/15/23), (3 mo. LIBOR US + 1.570%)(c)	12,902	13,091,126
Santander UK PLC
2.88%, 06/18/24(b)	650	642,425
4.00%, 03/13/24(b)	11,392	11,547,193
5.00%, 11/07/23(a)	1,057	1,075,656
Security	Par (000)	Value

Banks (continued)
Shinhan Bank Co. Ltd., 1.38%, 10/21/26(a)(b)	$4,575	$4,191,635
Shinhan Financial Group Co. Ltd.
1.35%, 01/10/26(a)	248	228,939
2.88%, (Call 05/12/26)(a)(c)(d)	2,885	2,596,067
3.34%, 02/05/30 (Call 02/05/25)(a)(c)	230	224,770
Signature Bank/New York NY, 4.00%, 10/15/30 (Call 10/15/25)(c)	1,108	1,076,675
Skandinaviska Enskilda Banken AB
0.55%, 09/01/23(a)(b)	3,996	3,873,682
0.65%, 09/09/24(a)(b)	1,150	1,082,870
0.85%, 09/02/25(a)(b)	6,343	5,796,804
1.20%, 09/09/26(a)(b)	3,430	3,099,038
1.40%, 11/19/25(a)(b)	200	187,224
Societe Generale SA
1.04%, 06/18/25 (Call 06/18/24)(a)(b)(c)	650	610,602
1.38%, 07/08/25(a)(b)	6,021	5,589,333
1.49%, 12/14/26 (Call 12/14/25)(a)(c)	17,226	15,393,413
1.79%, 06/09/27 (Call 06/09/26)(a)(b)(c)	9,281	8,239,954
2.23%, 01/21/26 (Call 01/21/25)(a)(c)	7,400	6,973,405
2.63%, 10/16/24(a)(b)	11,201	10,907,012
2.63%, 01/22/25(a)(b)	16,856	16,207,034
2.80%, 01/19/28 (Call 01/19/27)(a)(c)	9,155	8,343,121
3.88%, 03/28/24(a)	14,740	14,746,815
4.00%, 01/12/27(a)(b)	55	53,178
4.25%, 09/14/23(a)(b)	8,007	8,076,172
4.25%, 04/14/25(a)(b)	23,920	23,893,158
4.25%, 08/19/26(a)(b)	5,121	5,015,900
4.75%, 11/24/25(a)(b)	6,354	6,360,178
5.00%, 01/17/24(a)(b)	7,539	7,644,566
Standard Chartered PLC
0.99%, 01/12/25 (Call 01/12/24)(a)(b)(c)	6,672	6,367,109
1.21%, 03/23/25 (Call 03/23/24)(a)(c)	5,895	5,615,043
1.46%, 01/14/27 (Call 01/14/26)(a)(c)	9,860	8,817,002
1.82%, 11/23/25 (Call 11/23/24)(a)(c)	14,328	13,473,790
2.61%, 01/12/28 (Call 01/12/27)(a)(c)	12,840	11,706,425
2.82%, 01/30/26 (Call 01/30/25)(a)(c)	17,646	16,930,017
3.20%, 04/17/25(a)(b)	1,215	1,189,079
3.79%, 05/21/25 (Call 05/21/24)(a)(b)(c)	13,536	13,442,863
3.97%, 03/30/26 (Call 03/30/25)(a)(c)	10,000	9,878,130
4.05%, 04/12/26(a)(b)	8,310	8,264,949
4.30%, 02/19/27(a)(b)	3,900	3,832,313
5.20%, 01/26/24(a)(b)	6,691	6,826,217
State Bank of India/London
4.38%, 01/24/24(a)	11,365	11,510,472
4.88%, 04/17/24(a)	145	148,186
State Street Corp.
1.68%, 11/18/27 (Call 11/18/26), (SOFR + 0.560%)(c)	1,755	1,601,124
1.70%, 02/06/26 (Call 02/06/25), (SOFR + 0.441%)(b)(c)	1,797	1,715,038
2.20%, 02/07/28 (Call 02/07/27), (SOFR + 0.730%)(c)	7,100	6,611,200
2.35%, 11/01/25 (Call 11/01/24), (SOFR + 0.940%)(b)(c)	7,190	7,018,635
2.65%, 05/19/26	1,459	1,427,483
2.90%, 03/30/26 (Call 03/30/25), (SOFR + 2.600%)(c)	3,808	3,736,710
3.30%, 12/16/24(b)	7,458	7,511,473
3.55%, 08/18/25	9,447	9,542,306
3.70%, 11/20/23(b)	3,046	3,099,156

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.78%, 12/03/24 (Call 12/03/23), (3 mo. LIBOR US + 0.770%)(c)	$3,433	$3,470,081
Sumitomo Mitsui Banking Corp.
3.40%, 07/11/24	2,507	2,504,970
3.95%, 07/19/23	323	326,582
3.95%, 01/10/24(b)	1,980	2,004,268
Sumitomo Mitsui Financial Group Inc.
0.51%, 01/12/24(b)	1,995	1,912,652
0.90%, 01/12/26	13,058	11,750,307
1.40%, 09/17/26	26,259	23,534,484
1.47%, 07/08/25(b)	23,102	21,557,460
2.17%, 01/14/27(b)	5,785	5,325,520
2.30%, 01/15/25(b)	13,012	12,586,148
2.40%, 09/27/24(b)	12,731	12,426,439
2.63%, 07/14/26	8,478	8,028,957
2.70%, 07/16/24(b)	18,356	18,063,065
3.01%, 10/19/26(b)	4,923	4,712,697
3.40%, 01/11/27(b)	6,125	5,950,828
3.70%, 07/19/23(b)	12,271	12,393,255
3.78%, 03/09/26(b)	6,471	6,423,050
3.94%, 10/16/23(b)	13,916	14,092,156
4.44%, 04/02/24(a)(b)	3,560	3,599,653
Sumitomo Mitsui Trust Bank Ltd.
0.80%, 09/12/23, (SOFR + 0.44%)(a)(b)	7,208	7,007,947
0.80%, 09/16/24(a)	9,235	8,690,861
0.85%, 03/25/24(a)(b)	7,041	6,733,362
1.05%, 09/12/25(a)	6,042	5,545,878
1.35%, 09/16/26(a)	6,995	6,292,105
1.55%, 03/25/26(a)	7,732	7,099,933
2.55%, 03/10/25(a)(b)	3,415	3,319,275
2.80%, 03/10/27(a)(b)	8,765	8,350,321
Suncorp-Metway Ltd., 3.30%, 04/15/24(a)(b)	3,840	3,837,996
SVB Financial Group
1.80%, 10/28/26 (Call 09/28/26)(b)	2,305	2,094,890
3.50%, 01/29/25(b)	2,599	2,579,973
4.30%, 04/29/28 (Call 04/29/27)(c)	3,000	2,982,801
Svenska Handelsbanken AB
0.55%, 06/11/24(a)(b)	9,022	8,555,268
0.63%, 06/30/23, (SOFR + 0.17000%)(a)(b)	8,026	7,826,518
1.42%, 06/11/27 (Call 06/11/26)(a)(c)	7,017	6,361,289
3.90%, 11/20/23	8,526	8,658,355
Swedbank AB
0.60%, 09/25/23(a)(b)	6,972	6,756,417
0.85%, 03/18/24(a)(b)	6,004	5,750,555
1.30%, 06/02/23(a)	413	406,660
1.54%, 11/16/26(a)(b)	10,964	10,012,864
3.36%, 04/04/25(a)	5,805	5,775,975
Toronto-Dominion Bank (The)
0.30%, 06/02/23	890	870,475
0.45%, 09/11/23	7,850	7,639,458
0.55%, 03/04/24	7,378	7,061,864
0.70%, 09/10/24	7,645	7,251,798
0.75%, 06/12/23	7,716	7,577,956
0.75%, 09/11/25(b)	7,000	6,399,945
0.75%, 01/06/26(b)	8,197	7,411,853
1.15%, 06/12/25	6,521	6,087,487
1.20%, 06/03/26	9,595	8,713,908
1.25%, 12/13/24(b)	5,355	5,111,348
1.25%, 09/10/26(b)	16,984	15,291,290
1.45%, 01/10/25(b)	9,005	8,589,697
Security	Par (000)	Value

Banks (continued)
1.95%, 01/12/27	$11,307	$10,422,359
2.35%, 03/08/24	11,035	10,918,801
2.65%, 06/12/24	13,762	13,638,785
2.80%, 03/10/27(b)	15,730	15,049,585
3.25%, 03/11/24	10,821	10,869,909
3.50%, 07/19/23	12,758	12,879,137
3.63%, 09/15/31 (Call 09/15/26)(b)(c)	5,141	5,042,622
Truist Bank
1.50%, 03/10/25 (Call 02/10/25)(b)	10,715	10,226,691
2.15%, 12/06/24 (Call 11/05/24)	12,425	12,134,944
2.64%, 09/17/29 (Call 09/17/24)(c)	5,526	5,355,221
3.20%, 04/01/24 (Call 03/01/24)(b)	12,131	12,179,215
3.30%, 05/15/26 (Call 04/15/26)	4,791	4,708,588
3.63%, 09/16/25 (Call 08/16/25)	10,033	9,998,861
3.69%, 08/02/24 (Call 08/02/23), (3 mo. LIBOR US + 0.735%)(c)	4,720	4,751,680
3.80%, 10/30/26 (Call 09/30/26)	4,723	4,697,296
4.05%, 11/03/25 (Call 09/03/25)(b)	2,652	2,711,007
Truist Financial Corp.
1.20%, 08/05/25 (Call 07/03/25)	4,439	4,132,484
1.27%, 03/02/27 (Call 03/02/26), (SOFR + 0.609%)(b)(c)	8,888	8,087,292
2.50%, 08/01/24 (Call 07/01/24)(b)	10,316	10,200,234
2.85%, 10/26/24 (Call 09/26/24)	10,137	10,058,605
3.70%, 06/05/25 (Call 05/05/25)	8,074	8,125,151
3.75%, 12/06/23 (Call 11/06/23)(b)	10,711	10,853,843
4.00%, 05/01/25 (Call 03/01/25)	6,991	7,103,331
U.S. Bancorp.
1.45%, 05/12/25 (Call 04/11/25)(b)	8,802	8,345,409
2.22%, 01/27/28 (Call 01/27/27), (SOFR + 0.730%)(c)	4,175	3,894,547
2.40%, 07/30/24 (Call 06/28/24)	12,135	11,983,252
3.10%, 04/27/26 (Call 03/27/26)	6,393	6,274,079
3.38%, 02/05/24 (Call 01/05/24)(b)	14,074	14,158,241
3.60%, 09/11/24 (Call 08/11/24)	9,890	9,977,302
3.70%, 01/30/24 (Call 12/29/23)(b)	7,106	7,207,973
3.95%, 11/17/25 (Call 10/17/25)(b)	6,976	7,106,054
Series V, 2.38%, 07/22/26 (Call 06/22/26)(b)	6,983	6,672,022
Series X, 3.15%, 04/27/27 (Call 03/27/27)(b)	5,486	5,366,134
U.S. Bank N.A./Cincinnati OH
2.05%, 01/21/25 (Call 12/20/24)(b)	9,791	9,505,575
2.80%, 01/27/25 (Call 12/27/24)(b)	9,866	9,765,889
3.40%, 07/24/23 (Call 06/23/23)	3,624	3,655,860
UBS AG/London
0.45%, 02/09/24(a)(b)	7,740	7,389,452
0.70%, 08/09/24(a)(b)	9,064	8,581,054
1.25%, 06/01/26(a)(b)	15,509	14,029,014
1.38%, 01/13/25 (Call 12/13/24), (SOFR + 0.300%)(a)	10,200	9,660,196
UBS AG/Stamford CT, 7.50%, 07/15/25	510	555,009
UBS Group AG
1.01%, 07/30/24 (Call 07/30/23)(a)(c)	12,206	11,873,648
1.36%, 01/30/27 (Call 01/30/26)(a)(c)	16,174	14,587,463
1.49%, 08/10/27 (Call 08/10/26)(a)(c)	14,660	13,071,877
4.13%, 09/24/25(a)(b)	17,595	17,699,515
4.13%, 04/15/26(a)(b)	6,706	6,694,425
UniCredit SpA
1.98%, 06/03/27 (Call 06/03/26)(a)(b)(c)	9,322	8,229,723
2.57%, 09/22/26 (Call 09/22/25)(a)(c)	9,050	8,215,903

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
United Overseas Bank Ltd.
1.25%, 04/14/26(a)	$505	$466,338
2.00%, 10/14/31 (Call 10/14/26)(a)(c)	2,200	2,005,717
3.75%, 04/15/29 (Call 04/15/24)(a)(b)(c)	4,741	4,738,318
UnitedHealth Group Inc., 3.70%, 05/15/27(b)	2,180	2,201,966
Wachovia Corp.
6.61%, 10/01/25(b)	460	496,472
7.57%, 08/01/26(e)	1,640	1,831,000
Wells Fargo & Co.
0.81%, 05/19/25 (Call 05/19/24), (SOFR + 0.510%)(c)	10,866	10,287,488
1.65%, 06/02/24 (Call 06/02/23), (SOFR + 1.600%)(c)	22,230	21,935,207
2.16%, 02/11/26 (Call 02/11/25), (3 mo. LIBOR US + 0.750%)(b)(c)	32,264	30,833,888
2.19%, 04/30/26 (Call 04/30/25), (SOFR + 2.000%)(c)	26,146	24,865,171
2.41%, 10/30/25 (Call 10/30/24), (SOFR + 1.087%)(c)	28,313	27,448,837
3.00%, 02/19/25(b)	14,933	14,816,489
3.00%, 04/22/26(b)	25,884	25,086,996
3.00%, 10/23/26(b)	22,891	22,074,349
3.20%, 06/17/27 (Call 06/17/26), (3 mo. LIBOR US + 1.170%)(c)	15,295	14,803,614
3.30%, 09/09/24(b)	18,098	18,159,910
3.53%, 03/24/28 (Call 03/24/27), (SOFR + 1.510%)(c)	22,120	21,504,972
3.55%, 09/29/25(b)	23,249	23,234,345
3.75%, 01/24/24 (Call 12/22/23)	27,418	27,784,368
3.91%, 04/25/26 (Call 04/25/25), (SOFR + 1.320%)(c)	27,685	27,674,576
4.10%, 06/03/26(b)	16,617	16,655,406
4.13%, 08/15/23(b)	7,170	7,287,201
4.48%, 01/16/24(b)	4,169	4,267,486
Western Alliance Bancorp., 3.00%, 06/15/31 (Call 06/15/26), (SOFR + 2.250%)(b)(c)	4,910	4,574,430
Westpac Banking Corp.
1.02%, 11/18/24	6,000	5,697,434
1.15%, 06/03/26	11,390	10,338,133
2.35%, 02/19/25(b)	11,805	11,528,422
2.70%, 08/19/26	6,024	5,790,264
2.85%, 05/13/26(b)	9,093	8,833,443
2.89%, 02/04/30 (Call 02/04/25)(c)	11,860	11,352,783
3.30%, 02/26/24(b)	9,839	9,901,158
3.35%, 03/08/27(b)	4,345	4,266,006
4.32%, 11/23/31 (Call 11/23/26)(c)	12,941	12,668,453
Woori Bank, 4.75%, 04/30/24(a)	614	626,116
		7,392,137,644
Beverages — 0.9%
Anheuser-Busch Companies LLC/Anheuser-Busch
InBev Worldwide Inc., 3.65%, 02/01/26 (Call 11/01/25)	25,463	25,498,944
Bacardi Ltd.
2.75%, 07/15/26 (Call 04/15/26)(a)	360	337,808
4.45%, 05/15/25 (Call 03/15/25)(a)(b)	7,423	7,468,677
Beam Suntory Inc., 3.25%, 06/15/23 (Call 03/17/23)(b)	330	331,565
Brown-Forman Corp., 3.50%, 04/15/25 (Call 02/15/25)(b)	1,128	1,134,799
Coca-Cola Co. (The)
1.75%, 09/06/24(b)	10,315	10,182,784
Security	Par (000)	Value

Beverages (continued)
3.38%, 03/25/27	$6,218	$6,253,609
Coca-Cola Consolidated Inc., 3.80%, 11/25/25 (Call 08/25/25)(b)	2,237	2,246,770
Coca-Cola Europacific Partners PLC, 0.80%, 05/03/24(a)(b)	7,423	7,069,264
Coca-Cola European Partners PLC, 1.50%, 01/15/27 (Call 12/15/26)(a)	1,188	1,069,051
Constellation Brands Inc.
3.50%, 05/09/27 (Call 02/09/27)(b)	2,222	2,183,563
3.60%, 05/09/24	45	45,365
3.70%, 12/06/26 (Call 09/06/26)	2,943	2,923,944
4.40%, 11/15/25 (Call 09/15/25)(b)	4,512	4,592,484
4.75%, 11/15/24(b)	6,245	6,433,777
4.75%, 12/01/25(b)	1,544	1,598,160
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	5,015	4,706,270
2.13%, 10/24/24 (Call 09/24/24)	7,249	7,064,774
3.50%, 09/18/23 (Call 08/18/23)(b)	2,459	2,484,228
JDE Peet's NV
0.80%, 09/24/24 (Call 09/24/22)(a)	5,590	5,235,442
1.38%, 01/15/27 (Call 12/15/26)(a)	6,570	5,726,854
Keurig Dr Pepper Inc.
0.75%, 03/15/24 (Call 07/01/22)(b)	10,351	9,924,882
2.55%, 09/15/26 (Call 06/15/26)	1,583	1,501,139
3.13%, 12/15/23 (Call 10/15/23)(b)	5,472	5,485,909
3.40%, 11/15/25 (Call 08/15/25)(b)	5,063	5,026,980
4.42%, 05/25/25 (Call 03/25/25)	2,562	2,620,336
Molson Coors Beverage Co., 3.00%, 07/15/26 (Call 04/15/26)	13,667	13,154,061
PepsiCo Inc.
0.40%, 10/07/23	3,108	3,037,739
2.25%, 03/19/25 (Call 02/19/25)(b)	13,132	12,939,323
2.38%, 10/06/26 (Call 07/06/26)	6,205	6,002,759
2.63%, 03/19/27 (Call 01/19/27)	2,569	2,506,326
2.75%, 04/30/25 (Call 01/30/25)(b)	8,921	8,906,184
2.85%, 02/24/26 (Call 11/24/25)(b)	2,595	2,569,120
3.50%, 07/17/25 (Call 04/17/25)(b)	5,739	5,817,332
3.60%, 03/01/24 (Call 12/01/23)(b)	9,674	9,803,349
Pernod Ricard SA, 3.25%, 06/08/26 (Call 03/08/26)(a)	2,429	2,389,843
Suntory Holdings Ltd., 2.25%, 10/16/24 (Call 09/16/24)(a)(b)	6,427	6,176,892
		202,450,306
Biotechnology — 0.8%
Amgen Inc.
1.90%, 02/21/25 (Call 01/21/25)(b)	5,924	5,713,949
2.20%, 02/21/27 (Call 12/21/26)	14,227	13,371,779
2.25%, 08/19/23 (Call 06/19/23)(b)	5,044	5,032,068
2.60%, 08/19/26 (Call 05/19/26)(b)	7,051	6,789,680
3.13%, 05/01/25 (Call 02/01/25)(b)	8,167	8,132,800
3.63%, 05/22/24 (Call 02/22/24)	13,246	13,401,034
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	8,078	8,145,424
Biogen Inc., 4.05%, 09/15/25 (Call 06/15/25)(b)	14,059	14,154,810
Bio-Rad Laboratories Inc., 3.30%, 03/15/27 (Call 02/15/27)	1,898	1,824,944
CSL Finance PLC, 3.85%, 04/27/27(a)(b)	2,800	2,804,626
Gilead Sciences Inc.
0.75%, 09/29/23 (Call 06/13/22)	10,917	10,621,337
2.50%, 09/01/23 (Call 07/01/23)(b)	5,175	5,160,421
2.95%, 03/01/27 (Call 12/01/26)(b)	5,747	5,542,145
3.50%, 02/01/25 (Call 11/01/24)(b)	15,620	15,676,093

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
3.65%, 03/01/26 (Call 12/01/25)	$21,153	$21,162,731
3.70%, 04/01/24 (Call 01/01/24)(b)	15,770	15,973,471
Royalty Pharma PLC
0.75%, 09/02/23(b)	7,736	7,510,353
1.20%, 09/02/25 (Call 08/02/25)	8,635	7,913,894
		168,931,559
Building Materials — 0.2%
Carrier Global Corp.
2.24%, 02/15/25 (Call 01/15/25)	2,400	2,306,221
2.49%, 02/15/27 (Call 12/15/26)(b)	1,854	1,721,414
CRH America Inc., 3.88%, 05/18/25 (Call 02/15/25)(a)(b)	10,478	10,560,000
Fortune Brands Home & Security Inc.
4.00%, 09/21/23 (Call 08/21/23)(b)	5,762	5,826,377
4.00%, 06/15/25 (Call 03/15/25)(b)	3,179	3,184,878
Holcim Finance U.S. LLC, 3.50%, 09/22/26 (Call 06/22/26)(a)(b)	821	814,350
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)(e)	752	755,185
3.90%, 02/14/26 (Call 11/14/25)	4,634	4,638,782
Lennox International Inc.
1.35%, 08/01/25 (Call 07/01/25)	3,576	3,289,881
3.00%, 11/15/23 (Call 09/15/23)(b)	3,945	3,944,443
Martin Marietta Materials Inc.
0.65%, 07/15/23 (Call 07/15/22)(b)	1,278	1,246,261
4.25%, 07/02/24 (Call 04/02/24)(b)	1,537	1,556,531
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	3,808	3,721,803
4.20%, 12/01/24 (Call 09/01/24)(b)	3,409	3,454,699
St Marys Cement Inc. Canada, 5.75%, 01/28/27 (Call 10/28/26)(a)	90	91,568
Vulcan Materials Co.
3.90%, 04/01/27 (Call 01/01/27)	2,084	2,090,291
4.50%, 04/01/25 (Call 01/01/25)(b)	2,645	2,711,129
		51,913,813
Chemicals — 1.1%
Air Liquide Finance SA
2.25%, 09/27/23 (Call 07/27/23)(a)	6,559	6,514,405
2.50%, 09/27/26 (Call 06/27/26)(a)(b)	7,864	7,538,228
Air Products and Chemicals Inc.
1.50%, 10/15/25 (Call 09/15/25)(b)	5,464	5,174,289
1.85%, 05/15/27 (Call 03/15/27)	3,045	2,821,687
3.35%, 07/31/24 (Call 04/30/24)(b)	2,741	2,765,426
Albemarle Corp., 4.15%, 12/01/24 (Call 06/12/22)	4,799	4,929,296
Braskem Finance Ltd., 6.45%, 02/03/24(b)	670	701,825
Cabot Corp., 3.40%, 09/15/26 (Call 06/15/26)(b)	2,410	2,363,160
Celanese U.S. Holdings LLC
1.40%, 08/05/26 (Call 07/05/26)	5,228	4,665,880
3.50%, 05/08/24 (Call 04/08/24)(b)	6,557	6,552,535
CF Industries Inc., 4.50%, 12/01/26(a)	4,131	4,195,881
Chevron Phillips Chemical Co. LLC/Chevron Phillips
Chemical Co. LP
3.40%, 12/01/26 (Call 09/01/26)(a)	1,210	1,192,472
5.13%, 04/01/25 (Call 03/01/25)(a)(b)	6,268	6,531,368
Dow Chemical Co. (The), 3.63%, 05/15/26 (Call 03/15/26)(b)	7,156	7,159,649
DuPont de Nemours Inc.
4.21%, 11/15/23 (Call 10/15/23)	19,016	19,376,507
4.49%, 11/15/25 (Call 09/15/25)(b)	15,070	15,468,560
Security	Par (000)	Value

Chemicals (continued)
Eastman Chemical Co., 3.80%, 03/15/25 (Call 12/15/24)	$7,420	$7,437,463
Ecolab Inc.
0.90%, 12/15/23 (Call 12/15/22)(b)	260	253,202
1.65%, 02/01/27 (Call 01/01/27)(b)	3,481	3,216,262
2.70%, 11/01/26 (Call 08/01/26)	389	378,336
EI du Pont de Nemours and Co., 1.70%, 07/15/25 (Call 06/15/25)(b)	5,240	4,992,124
Equate Petrochemical BV, 4.25%, 11/03/26(a)	5,221	5,185,090
FMC Corp.
3.20%, 10/01/26 (Call 08/01/26)	3,653	3,542,437
4.10%, 02/01/24 (Call 11/01/23)	185	186,525
International Flavors & Fragrances Inc., 1.23%, 10/01/25 (Call 09/01/25)(a)(b)	8,560	7,848,299
LG Chem Ltd.
1.38%, 07/07/26(a)(b)	4,850	4,397,476
3.25%, 10/15/24(a)	5,815	5,801,418
Linde Inc./CT
2.65%, 02/05/25 (Call 11/05/24)	3,261	3,230,539
3.20%, 01/30/26 (Call 10/30/25)(b)	2,547	2,549,104
LYB Finance Co. BV, 8.10%, 03/15/27(a)(b)	150	173,971
LYB International Finance BV, 4.00%, 07/15/23	3,376	3,414,388
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)(b)	275	269,057
LYB International Finance III LLC, 1.25%, 10/01/25 (Call 09/01/25)	5,336	4,909,628
LyondellBasell Industries NV, 5.75%, 04/15/24 (Call 01/15/24)(b)	7,184	7,438,263
MEGlobal Canada ULC, 5.00%, 05/18/25(a)(b)	10,235	10,404,410
Mosaic Co. (The), 4.25%, 11/15/23 (Call 08/15/23)	3,512	3,563,806
Nutrien Ltd.
3.00%, 04/01/25 (Call 01/01/25)(b)	3,128	3,095,228
4.00%, 12/15/26 (Call 09/15/26)(b)	2,624	2,649,000
Orbia Advance Corp. SAB de CV, 1.88%, 05/11/26 (Call 04/11/26)(a)(b)	7,069	6,335,591
PPG Industries Inc.
1.20%, 03/15/26 (Call 02/15/26)(b)	6,711	6,116,216
2.40%, 08/15/24 (Call 07/15/24)(b)	4,449	4,384,545
RPM International Inc., 3.75%, 03/15/27 (Call 12/15/26)(b)	2,324	2,293,385
SABIC Capital II BV, 4.00%, 10/10/23(a)	7,108	7,168,077
Sherwin-Williams Co. (The)
3.13%, 06/01/24 (Call 04/01/24)(b)	6,095	6,088,796
3.45%, 08/01/25 (Call 05/01/25)	4,385	4,387,100
3.95%, 01/15/26 (Call 10/15/25)	640	644,337
Sociedad Quimica y Minera de Chile SA, 4.38%, 01/28/25 (Call 10/28/24)(a)	200	200,002
Solvay Finance America LLC, 4.45%, 12/03/25 (Call 09/03/25)(a)(b)	4,932	4,982,605
Syngenta Finance NV, 4.89%, 04/24/25 (Call 02/24/25)(a)	6,086	6,117,314
Westlake Corp.
0.88%, 08/15/24 (Call 08/15/22)(b)	4,810	4,614,215
3.60%, 08/15/26 (Call 05/15/26)(b)	4,676	4,633,423
Yara International ASA, 3.80%, 06/06/26 (Call 03/06/26)(a)	104	102,464
		240,955,264
Closed-end Funds — 0.0%
Pershing Square Holdings Ltd., 5.50%, 07/15/22 (Call 06/16/22)(a)	600	600,124

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services — 1.1%
Adani Ports & Special Economic Zone Ltd., 3.38%, 07/24/24(a)(b)	$5,065	$4,980,972
Ashtead Capital Inc., 1.50%, 08/12/26 (Call 07/12/26)(a)	4,968	4,418,975
Automatic Data Processing Inc., 3.38%, 09/15/25 (Call 06/15/25)	8,718	8,813,870
Banco Santander SA, 3.89%, 05/24/24	8,200	8,237,174
Block Financial LLC, 5.25%, 10/01/25 (Call 07/01/25)(b)	1,781	1,855,893
Capital One Financial Corp., 4.17%, 05/09/25(c)	6,930	6,978,372
Cintas Corp. No. 2
3.45%, 05/01/25 (Call 04/01/25)	6,195	6,259,614
3.70%, 04/01/27 (Call 01/01/27)(b)	2,646	2,661,237
Element Fleet Management Corp.
1.60%, 04/06/24 (Call 03/06/24)(a)(b)	1,338	1,286,076
3.85%, 06/15/25 (Call 05/15/25)(a)(b)	3,167	3,151,782
Equifax Inc.
2.60%, 12/01/24 (Call 11/01/24)	8,261	8,075,430
2.60%, 12/15/25 (Call 11/15/25)	4,378	4,195,478
3.25%, 06/01/26 (Call 03/01/26)	1,080	1,044,288
3.95%, 06/15/23 (Call 05/15/23)	3,622	3,654,066
ERAC USA Finance LLC
2.70%, 11/01/23 (Call 09/01/23)(a)	6,098	6,057,270
3.30%, 12/01/26 (Call 09/01/26)(a)(b)	1,460	1,412,782
3.80%, 11/01/25 (Call 08/01/25)(a)(b)	6,173	6,172,162
3.85%, 11/15/24 (Call 08/15/24)(a)	7,457	7,495,331
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	5,766	5,207,283
1.50%, 11/15/24 (Call 10/15/24)(b)	1,480	1,404,815
2.15%, 01/15/27 (Call 12/15/26)	6,268	5,696,270
2.65%, 02/15/25 (Call 01/15/25)(b)	10,628	10,330,742
4.80%, 04/01/26 (Call 01/01/26)(b)	5,258	5,383,816
GXO Logistics Inc., 1.65%, 07/15/26 (Call 06/15/26)(a)	13,572	12,013,925
Huntington National Bank (The), 4.01%, 05/16/25(c)	1,130	1,135,865
KeyCorp, 3.88%, 05/23/25(c)	3,040	3,067,596
Moody's Corp.
3.75%, 03/24/25 (Call 02/24/25)(b)	4,974	5,014,156
4.88%, 02/15/24 (Call 11/15/23)(b)	5,524	5,673,494
Nordea Bank Abp, 3.60%, 06/06/25(a)	1,410	1,406,490
PayPal Holdings Inc.
1.65%, 06/01/25 (Call 05/01/25)	9,091	8,675,095
2.40%, 10/01/24 (Call 09/01/24)	11,795	11,636,291
2.65%, 10/01/26 (Call 08/01/26)(b)	7,170	6,909,370
3.90%, 06/01/27 (Call 05/01/27)(b)	2,370	2,399,024
Phillips 66 Co., 2.45%, 12/15/24(a)	8,477	8,218,931
Quanta Services Inc., 0.95%, 10/01/24 (Call 10/01/22)(b)	4,755	4,478,261
S&P Global Inc.
2.45%, 03/01/27 (Call 02/01/27)(a)	5,330	5,057,726
2.95%, 01/22/27 (Call 10/22/26)(b)	1,912	1,857,431
Sodexo Inc., 1.63%, 04/16/26 (Call 03/16/26)(a)(b)	3,101	2,832,492
Southern Co. (The), 5.11%, 08/01/27	5,000	5,133,995
Transurban Finance Co. Pty Ltd.
3.38%, 03/22/27 (Call 12/22/26)(a)(b)	2,304	2,228,361
4.13%, 02/02/26 (Call 11/02/25)(a)	1,370	1,376,941
Triton Container International Ltd.
0.80%, 08/01/23(a)	9,441	9,117,526
1.15%, 06/07/24 (Call 05/07/24)(a)(b)	6,043	5,680,278
2.05%, 04/15/26 (Call 03/15/26)(a)	6,544	5,924,831
Verisk Analytics Inc., 4.00%, 06/15/25 (Call 03/15/25)	7,369	7,459,289
Security	Par (000)	Value

Commercial Services (continued)
Volkswagen Group Amer Fin LLC, 4.35%, 06/08/27(a)	$4,100	$4,097,089
Volkswagen Group of America Finance LLC, 3.95%, 06/06/25(a)	4,100	4,095,061
Yale University, Series 2020, 0.87%, 04/15/25 (Call 03/15/25)(b)	455	428,924
		240,692,140
Computers — 2.4%
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	14,923	13,855,129
0.70%, 02/08/26 (Call 01/08/26)	16,429	15,156,335
1.13%, 05/11/25 (Call 04/11/25)	19,316	18,380,269
1.80%, 09/11/24 (Call 08/11/24)	4,641	4,554,573
2.05%, 09/11/26 (Call 07/11/26)	18,891	18,090,719
2.45%, 08/04/26 (Call 05/04/26)(b)	14,852	14,457,471
2.50%, 02/09/25(b)	13,137	13,021,743
2.75%, 01/13/25 (Call 11/13/24)(b)	12,661	12,633,061
2.85%, 05/11/24 (Call 03/11/24)(b)	17,226	17,291,625
3.00%, 02/09/24 (Call 12/09/23)(b)	18,604	18,720,585
3.20%, 05/13/25(b)	11,440	11,544,629
3.20%, 05/11/27 (Call 02/11/27)(b)	145	144,918
3.25%, 02/23/26 (Call 11/23/25)(b)	18,354	18,461,187
3.35%, 02/09/27 (Call 11/09/26)(b)	16,701	16,830,030
3.45%, 05/06/24	20,897	21,214,179
CGI Inc., 1.45%, 09/14/26 (Call 08/14/26)(a)(b)	6,464	5,795,605
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (Call 06/15/24)(b)	9,687	9,782,709
4.90%, 10/01/26 (Call 08/01/26)	13,087	13,355,361
5.45%, 06/15/23 (Call 04/15/23)	8,528	8,696,408
5.85%, 07/15/25 (Call 06/15/25)(b)	13,465	14,151,305
6.02%, 06/15/26 (Call 03/15/26)(b)	27,041	28,553,577
DXC Technology Co., 1.80%, 09/15/26 (Call 08/15/26)(b)	5,330	4,773,102
Fortinet Inc., 1.00%, 03/15/26 (Call 02/15/26)	3,308	2,962,749
Genpact Luxembourg Sarl, 3.38%, 12/01/24 (Call 11/01/24)	4,407	4,384,923
Genpact Luxembourg SARL/Genpact USA Inc., 1.75%, 04/10/26 (Call 03/10/26)	2,610	2,396,888
HCL America Inc., 1.38%, 03/10/26 (Call 02/10/26)(a)	1,581	1,430,640
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 (Call 03/01/24)(b)	9,823	9,544,712
1.75%, 04/01/26 (Call 03/01/26)(b)	5,602	5,184,934
4.45%, 10/02/23 (Call 09/02/23)	11,582	11,794,418
4.90%, 10/15/25 (Call 07/15/25)(b)	19,620	20,264,847
HP Inc.
1.45%, 06/17/26 (Call 05/17/26)(b)	8,041	7,234,788
2.20%, 06/17/25 (Call 05/17/25)(b)	10,490	10,015,870
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	4,102	3,753,558
2.20%, 02/09/27 (Call 01/09/27)	6,355	5,982,988
3.00%, 05/15/24(b)	23,843	23,879,389
3.30%, 05/15/26	21,154	21,030,719
3.30%, 01/27/27(b)	2,616	2,590,330
3.38%, 08/01/23	3,700	3,729,442
3.45%, 02/19/26(b)	11,395	11,378,594
3.63%, 02/12/24(b)	19,181	19,394,354
7.00%, 10/30/25	4,152	4,640,343
Kyndryl Holdings Inc., 2.05%, 10/15/26 (Call 09/15/26)(a)(b)	5,240	4,574,529
Leidos Inc., 3.63%, 05/15/25 (Call 04/15/25)	5,273	5,241,418

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
NetApp Inc.
1.88%, 06/22/25 (Call 05/22/25)	$7,428	$7,039,869
3.30%, 09/29/24 (Call 07/29/24)	5,968	5,954,806
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)(b)	15,469	15,466,989
Wipro IT Services LLC, 1.50%, 06/23/26 (Call 05/23/26)(a)	545	493,102
		509,829,719
Cosmetics & Personal Care — 0.5%
Colgate-Palmolive Co., 3.25%, 03/15/24(b)	3,049	3,077,088
Estee Lauder Companies Inc. (The)
2.00%, 12/01/24 (Call 11/01/24)(b)	6,571	6,436,015
3.15%, 03/15/27 (Call 12/15/26)	325	320,623
GSK Consumer Healthcare Capital UK PLC, 3.13%, 03/24/25(a)	10,900	10,777,255
GSK Consumer Healthcare Capital US LLC, 3.38%, 03/24/27 (Call 02/24/27)(a)	13,460	13,181,787
GSK Consumer Healthcare Capital US LLC., 3.02%, 03/24/24 (Call 03/24/23)(a)	1,620	1,612,211
Procter & Gamble Co. (The)
0.55%, 10/29/25(b)	9,685	8,954,745
1.00%, 04/23/26(b)	3,860	3,569,679
1.90%, 02/01/27(b)	8,535	8,092,697
2.45%, 11/03/26	4,549	4,414,401
2.70%, 02/02/26(b)	3,147	3,119,308
2.80%, 03/25/27	2,095	2,053,075
3.10%, 08/15/23(b)	3,994	4,025,876
Unilever Capital Corp.
0.38%, 09/14/23(b)	2,904	2,827,300
0.63%, 08/12/24 (Call 08/12/22)	5,240	4,977,815
2.00%, 07/28/26(b)	2,732	2,583,860
2.60%, 05/05/24 (Call 03/05/24)	8,383	8,345,319
2.90%, 05/05/27 (Call 02/05/27)	100	97,155
3.10%, 07/30/25(b)	4,793	4,790,908
3.25%, 03/07/24 (Call 02/07/24)(b)	6,254	6,303,078
3.38%, 03/22/25 (Call 01/22/25)	393	395,882
		99,956,077
Distribution & Wholesale — 0.1%
Ferguson Finance PLC, 4.25%, 04/20/27 (Call 03/20/27)(a)	10	9,924
Mitsubishi Corp., 1.13%, 07/15/26 (Call 06/15/26)(a)	22,945	20,722,547
WW Grainger Inc., 1.85%, 02/15/25 (Call 01/15/25)	5,683	5,474,598
		26,207,069
Diversified Financial Services — 5.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.15%, 10/29/23	5,580	5,359,098
1.65%, 10/29/24 (Call 09/29/24)(b)	19,830	18,589,765
1.75%, 01/30/26 (Call 12/30/25)(b)	8,330	7,438,303
2.45%, 10/29/26 (Call 09/29/26)	27,550	24,634,721
2.88%, 08/14/24 (Call 07/14/24)(b)	7,325	7,090,563
3.15%, 02/15/24 (Call 01/15/24)	6,303	6,149,587
3.50%, 01/15/25 (Call 11/15/24)	6,450	6,252,331
4.13%, 07/03/23 (Call 06/03/23)	9,800	9,792,124
4.45%, 10/01/25 (Call 08/01/25)	3,496	3,439,068
4.45%, 04/03/26 (Call 02/03/26)	11,155	10,914,073
4.50%, 09/15/23 (Call 08/15/23)(b)	7,212	7,236,873
4.88%, 01/16/24 (Call 12/16/23)	5,656	5,696,410
6.50%, 07/15/25 (Call 06/15/25)(b)	7,901	8,247,066
Security	Par (000)	Value

Diversified Financial Services (continued)
Series 3NC1, 1.75%, 10/29/24 (Call 10/29/22)	$15,280	$14,314,270
Affiliated Managers Group Inc.
3.50%, 08/01/25(b)	493	493,473
4.25%, 02/15/24	670	680,191
AIG Global Funding
0.45%, 12/08/23(a)(b)	5,916	5,666,299
0.65%, 06/17/24(a)	6,455	6,119,454
0.80%, 07/07/23(a)(b)	4,202	4,113,965
0.90%, 09/22/25(a)	7,048	6,430,830
Air Lease Corp.
0.70%, 02/15/24 (Call 01/15/24)(b)	3,088	2,929,842
0.80%, 08/18/24 (Call 07/18/24)(b)	5,199	4,849,932
1.88%, 08/15/26 (Call 07/15/26)	7,313	6,524,927
2.20%, 01/15/27 (Call 12/15/26)	500	447,113
2.30%, 02/01/25 (Call 01/01/25)(b)	6,079	5,766,713
2.88%, 01/15/26 (Call 12/15/25)(b)	11,982	11,276,363
3.00%, 09/15/23 (Call 07/15/23)	4,479	4,440,418
3.25%, 03/01/25 (Call 01/01/25)	5,995	5,819,783
3.38%, 07/01/25 (Call 06/01/25)(b)	7,637	7,401,147
3.63%, 04/01/27 (Call 01/01/27)	2,319	2,198,758
3.75%, 06/01/26 (Call 04/01/26)	8,402	8,108,460
3.88%, 07/03/23 (Call 06/03/23)	5,312	5,328,175
4.25%, 02/01/24 (Call 01/01/24)	7,268	7,296,653
4.25%, 09/15/24 (Call 06/15/24)	4,408	4,410,678
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)	3,874	3,827,294
4.25%, 06/15/26 (Call 04/15/26)	2,744	2,615,897
4.40%, 09/25/23 (Call 08/25/23)(b)	4,814	4,818,635
5.25%, 08/11/25 (Call 07/11/25)(a)(b)	7,647	7,627,616
Ally Financial Inc.
1.45%, 10/02/23 (Call 09/02/23)	9,082	8,877,028
3.88%, 05/21/24 (Call 04/21/24)	7,023	7,059,530
4.63%, 03/30/25	4,015	4,083,559
5.13%, 09/30/24	5,724	5,904,312
5.80%, 05/01/25 (Call 04/01/25)(b)	5,153	5,387,305
American Express Co.
0.75%, 11/03/23	6,480	6,310,094
1.65%, 11/04/26 (Call 10/04/26)(b)	8,910	8,207,910
2.25%, 03/04/25 (Call 02/01/25)(b)	4,125	4,013,924
2.50%, 07/30/24 (Call 06/30/24)(b)	13,439	13,255,569
2.55%, 03/04/27 (Call 02/01/27)(b)	14,940	14,201,609
3.00%, 10/30/24 (Call 09/29/24)(b)	13,463	13,428,547
3.13%, 05/20/26 (Call 04/20/26)	3,708	3,652,818
3.30%, 05/03/27(b)	7,197	7,038,307
3.38%, 05/03/24	4,935	4,953,450
3.40%, 02/22/24 (Call 01/22/24)(b)	10,948	10,993,470
3.63%, 12/05/24 (Call 11/04/24)(b)	5,047	5,069,959
3.70%, 08/03/23 (Call 07/03/23)(b)	15,149	15,336,895
4.20%, 11/06/25 (Call 10/06/25)(b)	4,314	4,432,228
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)(b)	3,417	3,319,078
3.00%, 04/02/25 (Call 03/02/25)(b)	4,468	4,425,893
3.70%, 10/15/24(b)	4,481	4,535,288
4.00%, 10/15/23(b)	5,821	5,908,578
Antares Holdings LP
2.75%, 01/15/27 (Call 12/15/26)(a)(b)	800	680,131
3.95%, 07/15/26 (Call 06/15/26)(a)	2,830	2,565,137
6.00%, 08/15/23 (Call 07/15/23)(a)(b)	1,203	1,223,200
Apollo Management Holdings LP
4.00%, 05/30/24(a)	2,060	2,059,883

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
4.95%, 01/14/50 (Call 12/17/24)(a)(b)(c)	$2,627	$2,409,132
Ares Finance Co. III LLC, 4.13%, 06/30/51 (Call 06/30/26)(a)(c)	260	223,573
Ares Finance Co. LLC, 4.00%, 10/08/24 (Call 07/08/24)(a)(b)	1,227	1,215,722
Aviation Capital Group LLC
1.95%, 01/30/26 (Call 12/30/25)(a)	6,024	5,385,741
1.95%, 09/20/26 (Call 08/20/26)(a)	6,925	6,069,518
4.13%, 08/01/25 (Call 06/01/25)(a)(b)	2,629	2,563,781
4.38%, 01/30/24 (Call 12/30/23)(a)	2,103	2,091,821
4.88%, 10/01/25 (Call 07/01/25)(a)	902	898,285
5.50%, 12/15/24 (Call 11/15/24)(a)	10,135	10,306,273
Avolon Holdings Funding Ltd.
2.13%, 02/21/26 (Call 01/21/26)(a)	6,230	5,564,553
2.53%, 11/18/27 (Call 10/18/27)(a)(b)	9,900	8,546,535
2.88%, 02/15/25 (Call 01/15/25)(a)	8,566	8,054,586
3.25%, 02/15/27 (Call 12/15/26)(a)	685	624,147
3.95%, 07/01/24 (Call 06/01/24)(a)	9,105	8,900,603
4.25%, 04/15/26 (Call 03/15/26)(a)	8,224	7,868,460
4.38%, 05/01/26 (Call 03/01/26)(a)	6,574	6,327,260
5.13%, 10/01/23 (Call 09/01/23)(a)(b)	685	691,046
5.25%, 05/15/24 (Call 04/15/24)(a)	5,250	5,269,713
5.50%, 01/15/26 (Call 12/15/25)(a)	4,783	4,773,486
BGC Partners Inc.
3.75%, 10/01/24 (Call 09/01/24)(b)	2,990	2,950,722
4.38%, 12/15/25 (Call 09/15/25)(b)	3,080	3,052,028
5.38%, 07/24/23	3,754	3,813,304
BOC Aviation Ltd.
3.25%, 04/29/25 (Call 03/29/25)(a)(b)	10,968	10,816,802
3.50%, 10/10/24 (Call 09/10/24)(a)	9,058	9,029,648
3.88%, 04/27/26 (Call 01/27/26)(a)(b)	5,858	5,796,081
BOC Aviation USA Corp., 1.63%, 04/29/24 (Call 03/29/24)(a)	3,505	3,378,243
Brookfield Finance Inc.
3.90%, 01/25/28 (Call 10/25/27)	6,550	6,400,079
4.00%, 04/01/24 (Call 02/01/24)(b)	5,774	5,844,889
4.25%, 06/02/26 (Call 03/02/26)	1,876	1,889,433
Cantor Fitzgerald LP
4.50%, 04/14/27 (Call 01/14/27)(a)	5,005	4,889,188
4.88%, 05/01/24 (Call 04/01/24)(a)	4,867	4,967,017
Capital One Bank USA N.A., 2.28%, 01/28/26 (Call 01/28/25), (SOFR + 0.911%)(c)	3,496	3,351,912
Capital One Financial Corp.
1.34%, 12/06/24 (Call 12/06/23), (SOFR + 0.690%)(c)	10,580	10,210,898
1.88%, 11/02/27 (Call 11/02/26), (SOFR + 0.855%)(c)	10,300	9,227,365
2.64%, 03/03/26 (Call 03/03/25), (SOFR + 1.290%)(c)	7,345	7,080,360
3.20%, 02/05/25 (Call 01/05/25)(b)	7,819	7,730,407
3.30%, 10/30/24 (Call 09/30/24)	11,480	11,404,047
3.50%, 06/15/23	6,709	6,743,670
3.75%, 04/24/24 (Call 03/24/24)(b)	6,283	6,311,083
3.75%, 07/28/26 (Call 06/28/26)	9,375	9,172,433
3.75%, 03/09/27 (Call 02/09/27)(b)	8,296	8,161,858
3.90%, 01/29/24 (Call 12/29/23)(b)	10,280	10,383,892
4.20%, 10/29/25 (Call 09/29/25)	9,360	9,415,297
4.25%, 04/30/25 (Call 03/31/25)(b)	5,685	5,735,019
4.93%, 05/10/28 (Call 05/10/27), (SOFR + 2.057%)(c)	11,415	11,598,954
Security	Par (000)	Value

Diversified Financial Services (continued)
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)(b)	$4,250	$4,243,780
Charles Schwab Corp. (The)
0.75%, 03/18/24 (Call 02/18/24)(b)	8,415	8,132,795
0.90%, 03/11/26 (Call 02/11/26)	10,939	9,954,904
1.15%, 05/13/26 (Call 04/13/26)(b)	9,029	8,263,186
2.45%, 03/03/27 (Call 02/03/27)(b)	8,505	8,089,662
3.00%, 03/10/25 (Call 12/10/24)(b)	2,810	2,798,802
3.20%, 03/02/27 (Call 12/02/26)(b)	4,657	4,566,144
3.30%, 04/01/27 (Call 01/01/27)(b)	4,408	4,362,455
3.45%, 02/13/26 (Call 11/13/25)(b)	2,558	2,556,765
3.55%, 02/01/24 (Call 01/01/24)	5,377	5,431,540
3.63%, 04/01/25 (Call 01/01/25)	1,535	1,541,136
3.75%, 04/01/24 (Call 03/02/24)	4,004	4,056,032
3.85%, 05/21/25 (Call 03/21/25)	6,731	6,842,410
4.20%, 03/24/25 (Call 02/24/25)	5,595	5,733,914
China Cinda Finance 2014 Ltd., 5.63%, 05/14/24(a)(b)	5,182	5,355,027
China Cinda Finance 2015 I Ltd., 4.25%, 04/23/25(a)(b)	15,650	15,779,200
Citadel Finance LLC, 3.38%, 03/09/26 (Call 02/09/26)(a)	8,227	7,630,984
Citadel LP, 4.88%, 01/15/27 (Call 11/15/26)(a)(b)	220	219,785
Citigroup Global Markets Holdings Inc./U.S, 0.75%, 06/07/24 (Call 09/07/22)(b)	1,545	1,458,809
CME Group Inc., 3.00%, 03/15/25 (Call 12/15/24)(b)	6,823	6,800,896
DAE Sukuk Difc Ltd., 3.75%, 02/15/26(a)	3,985	3,776,863
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	2,190	2,187,826
3.95%, 11/06/24 (Call 08/06/24)(b)	4,474	4,476,567
4.10%, 02/09/27 (Call 11/09/26)	6,184	6,128,992
4.50%, 01/30/26 (Call 11/30/25)(b)	4,159	4,190,221
Drawbridge Special Opportunities Fund LP/Drawbridge
Special Opportunities Fin, 3.88%, 02/15/26 (Call 12/15/25)(a)	1,382	1,278,800
Eaton Vance Corp., 3.63%, 06/15/23(b)	1,692	1,708,656
Franklin Resources Inc., 2.85%, 03/30/25(b)	894	881,511
ICBCIL Finance Co. Ltd., 3.63%, 05/19/26(a)	690	681,809
Invesco Finance PLC
3.75%, 01/15/26	2,525	2,521,359
4.00%, 01/30/24	1,835	1,855,222
Janus Henderson U.S. Holdings Inc., 4.88%, 08/01/25 (Call 05/01/25)	619	638,258
Jefferies Financial Group Inc., 5.50%, 10/18/23 (Call 01/18/23)(b)	270	274,102
Jefferies Group LLC/Jefferies Group Capital
Finance Inc., 4.85%, 01/15/27(b)	3,422	3,479,467
Lazard Group LLC
3.63%, 03/01/27 (Call 12/01/26)	1,484	1,432,454
3.75%, 02/13/25	3,761	3,746,952
LeasePlan Corp. NV, 2.88%, 10/24/24(a)	4,216	4,084,814
Legg Mason Inc.
3.95%, 07/15/24(b)	1,809	1,833,905
4.75%, 03/15/26(b)	4,310	4,472,818
LSEGA Financing PLC
0.65%, 04/06/24 (Call 03/06/24)(a)	4,530	4,310,777
1.38%, 04/06/26 (Call 03/06/26)(a)	10,606	9,651,100
Mastercard Inc.
2.00%, 03/03/25 (Call 02/03/25)(b)	7,595	7,415,807
2.95%, 11/21/26 (Call 08/21/26)(b)	4,909	4,853,327
3.30%, 03/26/27 (Call 01/26/27)(b)	3,840	3,838,686
3.38%, 04/01/24(b)	8,905	9,000,340

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Mitsubishi HC Capital Inc.
3.56%, 02/28/24 (Call 01/28/24)(a)	$195	$195,454
3.64%, 04/13/25 (Call 03/13/25)(a)	3,490	3,481,342
3.96%, 09/19/23 (Call 08/19/23)(a)	9,518	9,597,266
Nasdaq Inc., 3.85%, 06/30/26 (Call 03/30/26)(b)	4,969	4,982,258
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 4.50%, 03/15/27 (Call 12/15/26)(a)	2,954	3,013,792
Nomura Holdings Inc.
1.65%, 07/14/26(b)	14,580	13,127,659
1.85%, 07/16/25	12,163	11,370,532
2.33%, 01/22/27	14,334	13,080,678
2.60%, 01/16/25	11,529	11,185,225
Nuveen Finance LLC, 4.13%, 11/01/24(a)(b)	8,020	8,110,037
ORIX Corp.
3.25%, 12/04/24(b)	4,670	4,642,635
4.05%, 01/16/24(b)	5,745	5,818,700
Park Aerospace Holdings Ltd., 5.50%, 02/15/24(a)(b)	5,318	5,366,480
REC Ltd., 5.25%, 11/13/23(a)	6,928	7,057,922
St Engineering Urban Solutions USA Inc., 3.38%, 05/05/27	5,000	4,976,300
Stifel Financial Corp., 4.25%, 07/18/24(b)	3,602	3,669,393
SURA Asset Management SA, 4.88%, 04/17/24(a)(b)	410	409,488
Synchrony Financial
3.70%, 08/04/26 (Call 05/04/26)	1,473	1,422,236
4.25%, 08/15/24 (Call 05/15/24)(b)	9,243	9,258,292
4.38%, 03/19/24 (Call 02/19/24)(b)	5,235	5,276,775
4.50%, 07/23/25 (Call 04/23/25)	6,292	6,271,212
UBS Group AG, 4.49%, 05/12/26(a)(c)	6,885	6,953,401
USAA Capital Corp.
0.50%, 05/01/24(a)(b)	5,545	5,309,895
3.38%, 05/01/25(a)	4,290	4,293,108
Visa Inc.
1.90%, 04/15/27 (Call 02/15/27)(b)	6,758	6,360,399
3.15%, 12/14/25 (Call 09/14/25)	18,026	18,047,363
Western Union Co. (The)
1.35%, 03/15/26 (Call 02/15/26)(b)	4,098	3,701,436
2.85%, 01/10/25 (Call 12/10/24)	5,748	5,601,724
4.25%, 06/09/23 (Call 05/09/23)	3,869	3,919,705
		1,077,449,000
Electric — 4.8%
Abu Dhabi National Energy Co. PJSC
4.38%, 04/23/25(a)	9,235	9,412,404
4.38%, 06/22/26(a)	5,425	5,564,401
Adani Transmission Step-One Ltd., 4.00%, 08/03/26(a)	3,475	3,323,655
AEP Texas Inc., 3.85%, 10/01/25 (Call 07/01/25)(a)	1,285	1,285,361
AEP Transmission Co. LLC, 3.10%, 12/01/26 (Call 09/01/26)(b)	4,371	4,278,294
AES Corp. (The)
1.38%, 01/15/26 (Call 12/15/25)	8,579	7,750,734
3.30%, 07/15/25 (Call 06/15/25)(a)	6,321	6,151,471
Alabama Power Co.
2.80%, 04/01/25 (Call 01/01/25)(b)	872	857,057
Series 13-A, 3.55%, 12/01/23(b)	2,546	2,570,132
Alexander Funding Trust, 1.84%, 11/15/23(a)	3,317	3,195,504
Alliant Energy Finance LLC, 3.75%, 06/15/23 (Call 05/15/23)(a)	3,850	3,852,935
Ameren Corp.
1.95%, 03/15/27 (Call 02/15/27)	5,061	4,631,228
2.50%, 09/15/24 (Call 08/15/24)(b)	8,787	8,612,437
3.65%, 02/15/26 (Call 11/15/25)	1,703	1,687,289
Security	Par (000)	Value

Electric (continued)
Ameren Illinois Co., 3.25%, 03/01/25 (Call 12/01/24)(b)	$34	$33,944
American Electric Power Co. Inc.
2.03%, 03/15/24	3,125	3,047,849
3.88%, 02/15/62 (Call 11/15/26)(c)	5,425	4,668,745
Series M, 0.75%, 11/01/23 (Call 07/01/22)	1,448	1,403,046
Series N, 1.00%, 11/01/25 (Call 10/01/25)(b)	4,331	3,964,527
Appalachian Power Co., 3.40%, 06/01/25 (Call 03/01/25)(b)	1,515	1,513,910
Arizona Public Service Co.
2.55%, 09/15/26 (Call 06/15/26)(b)	778	736,371
3.15%, 05/15/25 (Call 02/15/25)(b)	2,156	2,129,750
3.35%, 06/15/24 (Call 03/15/24)(b)	1,285	1,277,089
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	8,295	8,213,870
3.20%, 04/15/25 (Call 03/15/25)	9,860	9,722,371
Baltimore Gas & Electric Co.
2.40%, 08/15/26 (Call 05/15/26)(b)	2,871	2,740,442
3.35%, 07/01/23 (Call 04/01/23)(b)	2,041	2,051,125
Berkshire Hathaway Energy Co.
3.50%, 02/01/25 (Call 11/01/24)	3,760	3,778,158
3.75%, 11/15/23 (Call 08/15/23)(b)	5,756	5,821,596
4.05%, 04/15/25 (Call 03/15/25)(b)	10,385	10,618,735
Black Hills Corp.
1.04%, 08/23/24 (Call 06/16/22)	558	526,587
3.15%, 01/15/27 (Call 07/15/26)(b)	2,102	2,030,796
3.95%, 01/15/26 (Call 07/15/25)(b)	3,488	3,473,961
4.25%, 11/30/23 (Call 08/30/23)(b)	1,561	1,579,383
CenterPoint Energy Houston Electric LLC
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	1,475	1,440,464
Series Z, 2.40%, 09/01/26 (Call 06/01/26)(b)	1,866	1,780,608
CenterPoint Energy Inc.
1.45%, 06/01/26 (Call 05/01/26)(b)	4,721	4,316,369
2.50%, 09/01/24 (Call 08/01/24)	6,287	6,155,700
Cleco Corporate Holdings LLC, 3.74%, 05/01/26 (Call 02/01/26)(b)	4,201	4,105,763
Cleveland Electric Illuminating Co. (The), 5.50%, 08/15/24	990	1,035,825
CMS Energy Corp.
2.95%, 02/15/27 (Call 11/15/26)	150	141,948
3.00%, 05/15/26 (Call 02/15/26)(b)	2,638	2,559,964
3.60%, 11/15/25 (Call 08/15/25)	1,691	1,681,836
3.88%, 03/01/24 (Call 12/01/23)(b)	3,264	3,284,445
Comision Federal de Electricidad
4.75%, 02/23/27(a)	1,445	1,423,325
4.88%, 01/15/24(a)(b)	10,714	10,791,784
Commonwealth Edison Co.
2.55%, 06/15/26 (Call 03/15/26)(b)	2,425	2,346,295
3.10%, 11/01/24 (Call 08/01/24)(b)	155	154,294
Connecticut Light & Power Co. (The)
Series A, 0.75%, 12/01/25 (Call 11/01/25)(b)	1,729	1,572,977
Series A, 3.20%, 03/15/27 (Call 12/15/26)(b)	2,212	2,180,631
Consolidated Edison Co. of New York Inc.
3.30%, 12/01/24 (Call 09/01/24)(b)	473	473,160
Series B, 2.90%, 12/01/26 (Call 09/01/26)(b)	2,785	2,679,061
Consolidated Edison Inc., Series A, 0.65%, 12/01/23 (Call 07/01/22)(b)	3,721	3,598,545
Constellation Energy Generation LLC, 3.25%, 06/01/25 (Call 05/01/25)(b)	8,305	8,150,345
Consumers Energy Co.
0.35%, 06/01/23 (Call 05/01/23)	807	786,053

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.13%, 08/31/24 (Call 05/31/24)	$1,440	$1,435,505
3.38%, 08/15/23 (Call 05/15/23)(b)	2,973	2,990,149
Delmarva Power & Light Co., 3.50%, 11/15/23 (Call 08/15/23)(b)	2,144	2,162,419
Dominion Energy Inc.
3.07%, 08/15/24(e)	8,275	8,235,413
3.90%, 10/01/25 (Call 07/01/25)(b)	1,640	1,653,818
5.75%, 10/01/54 (Call 10/01/24), (3 mo. LIBOR US + 3.057%)(b)(c)	2,940	2,855,948
Series A, 1.45%, 04/15/26 (Call 03/15/26)(b)	4,852	4,443,032
Series A, 3.30%, 03/15/25 (Call 02/15/25)	4,113	4,084,075
Series B, 3.60%, 03/15/27 (Call 01/15/27)(b)	2,008	1,974,397
Series D, 2.85%, 08/15/26 (Call 05/15/26)(b)	3,445	3,316,357
DTE Electric Co.
3.38%, 03/01/25 (Call 12/01/24)(b)	1,879	1,881,187
3.65%, 03/15/24 (Call 12/15/23)	339	343,614
DTE Energy Co.
2.85%, 10/01/26 (Call 07/01/26)	2,959	2,846,284
Series C, 2.53%, 10/01/24(b)	8,847	8,634,908
Series F, 1.05%, 06/01/25 (Call 05/01/25)(b)	7,738	7,180,602
Duke Energy Carolinas LLC, 2.95%, 12/01/26 (Call 09/01/26)(b)	3,579	3,502,159
Duke Energy Corp.
0.90%, 09/15/25 (Call 08/15/25)(b)	6,281	5,776,371
2.65%, 09/01/26 (Call 06/01/26)(b)	6,909	6,576,537
3.25%, 01/15/82 (Call 01/15/27)(c)	5,538	4,477,248
3.75%, 04/15/24 (Call 01/15/24)(b)	8,600	8,684,084
3.95%, 10/15/23 (Call 07/15/23)(b)	3,905	3,951,219
Duke Energy Florida LLC, 3.20%, 01/15/27 (Call 10/15/26)(b)	380	376,379
Duke Energy Ohio Inc., 3.80%, 09/01/23 (Call 06/01/23)(b)	1,524	1,536,781
Duke Energy Progress LLC
3.25%, 08/15/25 (Call 05/15/25)(b)	3,924	3,898,000
3.38%, 09/01/23 (Call 08/01/23)(b)	3,339	3,347,334
Edison International
3.55%, 11/15/24 (Call 10/15/24)	4,091	4,058,409
4.95%, 04/15/25 (Call 03/15/25)(b)	3,900	3,987,297
EDP Finance BV, 3.63%, 07/15/24(a)(b)	10,346	10,313,816
Electricite de France SA, 3.63%, 10/13/25 (Call 07/13/25)(a)(b)	12,404	12,281,878
Emera U.S. Finance LP
0.83%, 06/15/24	885	833,227
3.55%, 06/15/26 (Call 03/15/26)(b)	5,513	5,387,913
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)(b)	2,006	1,989,952
Enel Finance International NV
1.38%, 07/12/26 (Call 06/12/26)(a)	10,053	9,037,967
2.65%, 09/10/24(a)	13,774	13,447,744
Enel Generacion Chile SA, 4.25%, 04/15/24 (Call 01/15/24)(b)	1,275	1,267,031
Enel SpA, 8.75%, 09/24/73 (Call 09/24/23)(a)(c)	9,250	9,666,250
Engie Energia Chile SA, 4.50%, 01/29/25(a)(b)	992	991,504
Entergy Arkansas LLC
3.05%, 06/01/23 (Call 03/01/23)(b)	104	104,103
3.50%, 04/01/26 (Call 01/01/26)	2,558	2,549,097
3.70%, 06/01/24 (Call 03/01/24)(b)	3,022	3,057,818
Entergy Corp.
0.90%, 09/15/25 (Call 08/15/25)	11,467	10,445,120
2.95%, 09/01/26 (Call 06/01/26)	5,401	5,204,584
Entergy Gulf States Louisiana LLC, 5.59%, 10/01/24	140	146,230
Security	Par (000)	Value

Electric (continued)
Entergy Louisiana LLC
0.62%, 11/17/23 (Call 07/01/22)(b)	$2,044	$1,969,736
0.95%, 10/01/24 (Call 10/01/22)(b)	5,110	4,841,246
2.40%, 10/01/26 (Call 07/01/26)	2,784	2,622,006
4.05%, 09/01/23 (Call 06/01/23)	3,181	3,213,534
4.44%, 01/15/26 (Call 10/15/25)(b)	135	137,430
5.40%, 11/01/24(b)	571	596,725
Entergy Mississippi LLC, 3.10%, 07/01/23 (Call 04/01/23)(b)	1,820	1,821,479
Evergy Inc., 2.45%, 09/15/24 (Call 08/15/24)	9,151	8,900,458
Evergy Kansas Central Inc.
2.55%, 07/01/26 (Call 04/01/26)(b)	3,390	3,255,778
3.10%, 04/01/27 (Call 01/01/27)	1,425	1,383,745
3.25%, 12/01/25 (Call 09/01/25)	628	620,435
Evergy Metro Inc., 3.65%, 08/15/25 (Call 05/15/25)(b)	1,163	1,164,755
Eversource Energy
2.90%, 03/01/27 (Call 02/01/27)	9,720	9,338,641
3.35%, 03/15/26 (Call 12/15/25)	1,143	1,123,864
Series H, 3.15%, 01/15/25 (Call 10/15/24)(b)	2,016	1,994,754
Series L, 2.90%, 10/01/24 (Call 08/01/24)(b)	6,178	6,122,470
Series N, 3.80%, 12/01/23 (Call 11/01/23)(b)	4,725	4,763,840
Series Q, 0.80%, 08/15/25 (Call 07/15/25)(b)	7,778	7,108,480
Series U, 1.40%, 08/15/26 (Call 07/15/26)	1,677	1,527,212
Exelon Corp.
2.75%, 03/15/27 (Call 02/15/27)(a)	5,305	5,036,895
3.40%, 04/15/26 (Call 01/15/26)(b)	4,063	3,991,875
3.95%, 06/15/25 (Call 03/15/25)(b)	8,781	8,859,726
Fells Point Funding Trust, 3.05%, 01/31/27 (Call 12/31/26)(a)	1,195	1,129,122
FirstEnergy Transmission LLC, 4.35%, 01/15/25 (Call 10/15/24)(a)	1,350	1,353,437
Florida Power & Light Co.
2.85%, 04/01/25 (Call 03/01/25)(b)	9,789	9,746,081
3.13%, 12/01/25 (Call 06/01/25)(b)	4,970	4,969,531
3.25%, 06/01/24 (Call 12/01/23)(b)	4,879	4,906,321
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	6,481	6,229,730
Georgia Power Co.
3.25%, 04/01/26 (Call 01/01/26)(b)	1,374	1,348,073
3.25%, 03/30/27 (Call 12/30/26)	1,870	1,809,467
Series A, 2.10%, 07/30/23	5,582	5,537,187
Series A, 2.20%, 09/15/24 (Call 08/15/24)	7,094	6,916,249
Gulf Power Co., Series A, 3.30%, 05/30/27 (Call 02/28/27)	1,483	1,455,346
Iberdrola International BV, 5.81%, 03/15/25(b)	120	127,824
Interstate Power & Light Co.
3.25%, 12/01/24 (Call 09/01/24)(b)	6,647	6,652,975
3.40%, 08/15/25 (Call 05/15/25)	124	122,491
IPALCO Enterprises Inc., 3.70%, 09/01/24 (Call 07/01/24)(b)	3,451	3,449,392
Israel Electric Corp. Ltd.
6.88%, 06/21/23(a)(b)	3,363	3,480,705
Series 6, 5.00%, 11/12/24(a)	13,375	13,755,385
ITC Holdings Corp.
3.25%, 06/30/26 (Call 03/30/26)(b)	2,707	2,638,799
3.65%, 06/15/24 (Call 03/15/24)	2,171	2,173,437
4.05%, 07/01/23 (Call 04/01/23)(b)	1,295	1,306,331
Jersey Central Power & Light Co.
4.30%, 01/15/26 (Call 10/15/25)(a)(b)	6,100	6,113,254
4.70%, 04/01/24 (Call 01/01/24)(a)	788	799,738

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Kallpa Generacion SA, 4.88%, 05/24/26 (Call 02/24/26)(a)	$135	$131,857
Kentucky Utilities Co., 3.30%, 10/01/25 (Call 07/01/25)(b)	997	985,215
Korea East-West Power Co. Ltd.
1.75%, 05/06/25(a)(b)	6,129	5,834,660
3.88%, 07/19/23(a)	3,945	3,987,235
Korea Electric Power Corp., 2.50%, 06/24/24(a)	2,330	2,304,271
Korea Southern Power Co. Ltd., 0.75%, 01/27/26(a)	1,430	1,296,412
Louisville Gas & Electric Co., Series 25, 3.30%, 10/01/25 (Call 07/01/25)(b)	360	358,682
Metropolitan Edison Co., 4.00%, 04/15/25(a)	436	431,882
MidAmerican Energy Co.
3.10%, 05/01/27 (Call 02/01/27)	2,453	2,395,254
3.50%, 10/15/24 (Call 07/15/24)(b)	4,864	4,914,098
3.70%, 09/15/23 (Call 06/15/23)	2,739	2,742,653
Monongahela Power Co.
3.55%, 05/15/27 (Call 02/15/27)(a)	1,897	1,828,719
4.10%, 04/15/24 (Call 01/15/24)(a)	2,937	2,961,640
National Rural Utilities Cooperative Finance Corp.
0.35%, 02/08/24	2,534	2,424,628
1.00%, 06/15/26 (Call 05/15/26)	6,451	5,823,266
1.88%, 02/07/25	7,285	7,005,319
2.85%, 01/27/25 (Call 10/27/24)(b)	4,514	4,457,449
2.95%, 02/07/24 (Call 12/07/23)	4,825	4,824,533
3.05%, 04/25/27 (Call 01/25/27)(b)	5,265	5,130,406
3.25%, 11/01/25 (Call 08/01/25)(b)	4,312	4,272,919
3.40%, 11/15/23 (Call 08/15/23)(b)	3,634	3,654,109
3.45%, 06/15/25(b)	5,260	5,260,490
4.75%, 04/30/43 (Call 04/30/23), (3 mo. LIBOR US + 2.910%)(c)	3,041	2,873,944
Series D, 1.00%, 10/18/24	2,615	2,488,639
New York State Electric & Gas Corp., 3.25%, 12/01/26 (Call 09/01/26)(a)(b)	295	288,695
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27 (Call 12/15/26)(b)	15,128	13,947,178
2.94%, 03/21/24 (Call 09/21/22)(b)	2,505	2,497,591
3.55%, 05/01/27 (Call 02/01/27)	4,487	4,440,356
3.80%, 03/15/82 (Call 03/15/27)(c)	2,000	1,632,404
Niagara Mohawk Power Corp., 3.51%, 10/01/24 (Call 07/01/24)(a)(b)	4,099	4,065,643
NRG Energy Inc.
2.00%, 12/02/25 (Call 11/02/25)(a)(b)	4,218	3,931,474
3.75%, 06/15/24 (Call 05/15/24)(a)	6,557	6,501,568
NSTAR Electric Co.
2.70%, 06/01/26 (Call 03/01/26)	203	193,729
3.20%, 05/15/27 (Call 02/15/27)(b)	2,321	2,272,919
3.25%, 11/15/25 (Call 08/15/25)(b)	50	49,650
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25 (Call 09/01/25)	5,190	4,731,750
2.75%, 06/01/24 (Call 05/01/24)(b)	7,873	7,832,670
2.95%, 04/01/25 (Call 01/01/25)	1,172	1,159,760
Pacific Gas & Electric Co., 3.25%, 02/16/24 (Call 02/16/23)(b)	705	695,144
Pacific Gas and Electric Co.
1.70%, 11/15/23 (Call 11/15/22)	480	466,474
2.95%, 03/01/26 (Call 12/01/25)	4,754	4,417,005
3.15%, 01/01/26	14,680	13,812,842
3.25%, 06/15/23 (Call 03/15/23)(b)	3,420	3,405,380
3.30%, 03/15/27 (Call 12/15/26)	950	874,390
Security	Par (000)	Value

Electric (continued)
3.40%, 08/15/24 (Call 05/15/24)	$2,381	$2,331,594
3.45%, 07/01/25	7,014	6,739,077
3.50%, 06/15/25 (Call 03/15/25)(b)	5,189	5,018,703
3.75%, 02/15/24 (Call 11/15/23)(b)	1,910	1,896,251
3.85%, 11/15/23 (Call 08/15/23)(b)	2,215	2,209,977
4.25%, 08/01/23 (Call 07/01/23)(b)	6,376	6,412,518
PacifiCorp
2.95%, 06/01/23 (Call 03/01/23)	584	584,321
3.35%, 07/01/25 (Call 04/01/25)(b)	1,010	1,001,233
3.60%, 04/01/24 (Call 01/01/24)(b)	1,796	1,811,069
PECO Energy Co., 3.15%, 10/15/25 (Call 07/15/25)(b)	1,891	1,880,398
Perusahaan Listrik Negara PT, 4.13%, 05/15/27(a)	175	171,929
Pinnacle West Capital Corp., 1.30%, 06/15/25 (Call 05/15/25)	5,534	5,122,640
Potomac Electric Power Co., 3.60%, 03/15/24 (Call 12/15/23)(b)	5,497	5,551,076
PPL Capital Funding Inc., 3.10%, 05/15/26 (Call 02/15/26)	4,743	4,602,846
Public Service Co. of Colorado, 2.90%, 05/15/25 (Call 11/15/24)(b)	2,260	2,226,093
Public Service Co. of New Hampshire, 3.50%, 11/01/23 (Call 08/01/23)	2,041	2,055,758
Public Service Co. of New Mexico, 3.85%, 08/01/25 (Call 05/01/25)(b)	50	49,463
Public Service Electric & Gas Co.
0.95%, 03/15/26 (Call 02/15/26)(b)	2,577	2,362,532
2.25%, 09/15/26 (Call 06/15/26)	2,677	2,541,303
3.00%, 05/15/25 (Call 02/15/25)	1,104	1,093,523
3.05%, 11/15/24 (Call 08/15/24)	494	490,013
3.15%, 08/15/24 (Call 05/15/24)	225	226,385
3.25%, 09/01/23 (Call 08/01/23)(b)	5,290	5,316,155
Series I, 3.75%, 03/15/24 (Call 12/15/23)(b)	337	340,754
Public Service Enterprise Group Inc.
0.80%, 08/15/25 (Call 07/15/25)(b)	6,704	6,117,355
0.84%, 11/08/23 (Call 07/01/22)(b)	3,543	3,426,170
2.88%, 06/15/24 (Call 05/15/24)	11,233	11,120,200
Puget Energy Inc., 3.65%, 05/15/25 (Call 02/15/25)	3,952	3,919,409
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)(b)	2,918	2,797,807
6.00%, 06/01/26	150	164,380
Series NNN, 3.60%, 09/01/23 (Call 06/01/23)	2,043	2,057,451
Saudi Electricity Global Sukuk Co. 3, 4.00%, 04/08/24(a)(b)	10,290	10,367,916
Sempra Energy
3.30%, 04/01/25 (Call 03/01/25)	750	745,279
4.13%, 04/01/52 (Call 01/01/27)(c)	4,400	3,831,317
Sierra Pacific Power Co.
2.60%, 05/01/26 (Call 02/01/26)(b)	1,959	1,887,043
Series T, 3.38%, 08/15/23 (Call 05/15/23)(b)	1,032	1,037,469
Southern California Edison Co.
1.10%, 04/01/24 (Call 04/01/23)	5,945	5,718,701
Series 2020-C, 1.20%, 02/01/26 (Call 01/01/26)	2,363	2,143,010
Series C, 3.50%, 10/01/23 (Call 07/01/23)	6,305	6,344,607
Series C, 4.20%, 06/01/25	3,345	3,362,486
Series D, 4.70%, 06/01/27 (Call 05/01/27)	7,245	7,360,362
Series E, 3.70%, 08/01/25 (Call 06/01/25)(b)	7,184	7,160,553
Series J, 0.70%, 08/01/23	965	939,704
Series K, 0.98%, 08/01/24(b)	4,750	4,521,878
Southern Co. (The)
2.95%, 07/01/23 (Call 05/01/23)	9,430	9,447,645

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.25%, 07/01/26 (Call 04/01/26)	$13,767	$13,451,546
Series 21-A, 0.60%, 02/26/24 (Call 01/26/24)	4,957	4,740,569
Series 21-A, 3.75%, 09/15/51 (Call 06/15/26)(c)	6,215	5,544,184
Series B, 4.00%, 01/15/51 (Call 10/15/25)(c)	9,205	8,478,541
Southern Power Co.
0.90%, 01/15/26 (Call 12/15/25)	4,352	3,930,019
4.15%, 12/01/25 (Call 09/01/25)(b)	4,643	4,710,715
Southwestern Electric Power Co.
Series K, 2.75%, 10/01/26 (Call 07/01/26)(b)	3,583	3,400,946
Series N, 1.65%, 03/15/26 (Call 02/15/26)(b)	4,413	4,064,541
Southwestern Public Service Co., 3.30%, 06/15/24 (Call 12/15/23)(b)	230	230,064
SP PowerAssets Ltd., 3.25%, 11/24/25(a)(b)	1,288	1,288,360
State Grid Overseas Investment 2014 Ltd., 4.13%, 05/07/24(a)	14,457	14,749,059
State Grid Overseas Investment BVI Ltd., 2.88%, 05/18/26(a)	60	58,679
Three Gorges Finance I Cayman Islands Ltd.
1.30%, 09/22/25 (Call 08/22/25)(a)	9,110	8,514,001
3.15%, 06/02/26(a)	4,818	4,742,626
3.70%, 06/10/25(a)	1,214	1,225,789
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/25 (Call 03/01/25)(a)(b)	837	833,905
Transelec SA
4.25%, 01/14/25 (Call 10/14/24)(a)	300	294,003
4.63%, 07/26/23(a)	620	624,656
Tucson Electric Power Co., 3.05%, 03/15/25 (Call 12/15/24)(b)	970	962,497
Union Electric Co., 3.50%, 04/15/24 (Call 01/15/24)(b)	1,282	1,292,518
Virginia Electric & Power Co.
3.45%, 02/15/24 (Call 11/15/23)	3,400	3,423,466
Series A, 3.10%, 05/15/25 (Call 02/15/25)	3,567	3,539,009
Series A, 3.15%, 01/15/26 (Call 10/15/25)(b)	5,889	5,792,268
Series A, 3.50%, 03/15/27 (Call 12/15/26)	4,623	4,587,156
Series B, 2.95%, 11/15/26 (Call 08/15/26)	3,274	3,173,035
Series B, 3.75%, 05/15/27 (Call 04/15/27)	7,595	7,647,627
Vistra Operations Co. LLC
3.55%, 07/15/24 (Call 06/15/24)(a)	12,938	12,693,089
3.70%, 01/30/27 (Call 11/30/26)(a)	7,587	7,144,953
WEC Energy Group Inc.
0.55%, 09/15/23(b)	5,052	4,909,993
0.80%, 03/15/24 (Call 02/15/24)(b)	3,605	3,442,946
Wisconsin Electric Power Co.
2.05%, 12/15/24 (Call 11/15/24)(b)	5,043	4,921,645
3.10%, 06/01/25 (Call 03/01/25)(b)	375	366,122
Xcel Energy Inc.
0.50%, 10/15/23 (Call 09/15/23)(b)	6,222	6,010,929
1.75%, 03/15/27 (Call 02/15/27)	4,900	4,455,219
3.30%, 06/01/25 (Call 12/01/24)(b)	3,516	3,485,338
3.35%, 12/01/26 (Call 06/01/26)	2,430	2,387,515
		1,023,743,051
Electrical Components & Equipment — 0.0%
Emerson Electric Co.
0.88%, 10/15/26 (Call 09/15/26)(b)	3,443	3,084,522
3.15%, 06/01/25 (Call 03/01/25)(b)	1,434	1,432,438
Molex Electronic Technologies LLC, 3.90%, 04/15/25 (Call 01/15/25)(a)	90	90,167
		4,607,127
Security	Par (000)	Value

Electronics — 0.7%
Agilent Technologies Inc., 3.05%, 09/22/26 (Call 06/22/26)(b)	$1,241	$1,210,149
Allegion U.S. Holding Co. Inc., 3.20%, 10/01/24 (Call 08/01/24)	3,136	3,081,516
Amphenol Corp.
2.05%, 03/01/25 (Call 02/01/25)(b)	2,123	2,046,827
3.20%, 04/01/24 (Call 02/01/24)(b)	4,086	4,080,342
Arrow Electronics Inc.
3.25%, 09/08/24 (Call 07/08/24)	7,860	7,782,659
4.00%, 04/01/25 (Call 01/01/25)(b)	887	890,905
Avnet Inc., 4.63%, 04/15/26 (Call 01/15/26)	3,660	3,684,912
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	7,066	6,936,691
4.75%, 06/15/25 (Call 03/15/25)(b)	5,710	5,829,036
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	6,163	5,977,585
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)(b)	35,341	31,949,396
1.35%, 06/01/25 (Call 05/01/25)	10,177	9,702,020
2.30%, 08/15/24 (Call 07/15/24)(b)	6,802	6,733,814
2.50%, 11/01/26 (Call 08/01/26)(b)	4,022	3,901,685
3.35%, 12/01/23(b)	458	462,284
Hubbell Inc., 3.35%, 03/01/26 (Call 12/01/25)	1,888	1,857,786
Jabil Inc.
1.70%, 04/15/26 (Call 03/15/26)(b)	6,023	5,464,886
4.25%, 05/15/27 (Call 04/15/27)	5,255	5,219,435
Keysight Technologies Inc.
4.55%, 10/30/24 (Call 07/30/24)(b)	3,910	3,990,472
4.60%, 04/06/27 (Call 01/06/27)	3,278	3,345,873
Legrand France SA, 8.50%, 02/15/25(b)	3,534	3,949,694
TD SYNNEX Corp.
1.25%, 08/09/24 (Call 08/09/22)(a)	7,604	7,148,832
1.75%, 08/09/26 (Call 07/09/26)(a)(b)	5,070	4,524,384
Trimble Inc.
4.15%, 06/15/23 (Call 05/15/23)(b)	4,047	4,080,927
4.75%, 12/01/24 (Call 09/01/24)	4,714	4,798,041
Tyco Electronics Group SA
3.45%, 08/01/24 (Call 05/01/24)(b)	622	625,663
3.70%, 02/15/26 (Call 11/15/25)(b)	4,035	4,055,354
Vontier Corp., 1.80%, 04/01/26 (Call 03/01/26)	4,372	3,894,359
		147,225,527
Engineering & Construction — 0.1%
Mexico City Airport Trust, 4.25%, 10/31/26 (Call 07/31/26)(a)(b)	5,529	5,170,030
Sydney Airport Finance Co. Pty Ltd.
3.38%, 04/30/25 (Call 01/30/25)(a)(b)	484	475,433
3.63%, 04/28/26 (Call 01/28/26)(a)	6,931	6,777,641
		12,423,104
Entertainment — 0.2%
Magallanes Inc.
3.43%, 03/15/24(a)	8,975	8,920,167
3.53%, 03/15/24 (Call 03/15/23)(a)	565	562,057
3.64%, 03/15/25(a)	13,715	13,541,403
3.76%, 03/15/27 (Call 02/15/27)(a)	28,650	27,807,698
3.79%, 03/15/25 (Call 03/15/23)(a)(b)	790	779,091
		51,610,416
Environmental Control — 0.1%
Republic Services Inc.
0.88%, 11/15/25 (Call 10/15/25)(b)	3,956	3,601,576
2.50%, 08/15/24 (Call 07/15/24)	7,745	7,616,550

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Environmental Control (continued)
2.90%, 07/01/26 (Call 04/01/26)	$1,429	$1,382,570
3.20%, 03/15/25 (Call 12/15/24)	4,437	4,394,102
Waste Management Inc.
0.75%, 11/15/25 (Call 10/15/25)(b)	5,090	4,698,970
3.13%, 03/01/25 (Call 12/01/24)	805	804,959
		22,498,727
Food — 1.3%
Campbell Soup Co.
3.30%, 03/19/25 (Call 12/19/24)(b)	2,522	2,503,146
3.95%, 03/15/25 (Call 01/15/25)	8,505	8,578,770
Cencosud SA, 5.15%, 02/12/25 (Call 11/12/24)(a)	300	301,530
Conagra Brands Inc.
0.50%, 08/11/23 (Call 08/11/22)(b)	5,690	5,525,107
4.30%, 05/01/24 (Call 04/01/24)	9,791	9,925,158
4.60%, 11/01/25 (Call 09/01/25)(b)	8,600	8,765,836
7.13%, 10/01/26	25	27,614
Danone SA
2.59%, 11/02/23 (Call 09/02/23)(a)	13,206	13,151,560
2.95%, 11/02/26 (Call 08/02/26)(a)(b)	10,079	9,794,769
Flowers Foods Inc., 3.50%, 10/01/26 (Call 07/01/26)	595	579,143
General Mills Inc.
3.20%, 02/10/27 (Call 11/10/26)(b)	3,779	3,699,500
3.65%, 02/15/24 (Call 11/15/23)(b)	4,531	4,578,555
4.00%, 04/17/25 (Call 02/17/25)(b)	8,115	8,247,521
Grupo Bimbo SAB de CV, 3.88%, 06/27/24(a)(b)	4,585	4,599,567
Hershey Co. (The)
0.90%, 06/01/25 (Call 05/01/25)(b)	3,783	3,546,347
2.05%, 11/15/24 (Call 10/15/24)(b)	5,033	4,949,893
2.30%, 08/15/26 (Call 05/15/26)	2,530	2,436,024
3.20%, 08/21/25 (Call 05/21/25)	1,600	1,605,921
Hormel Foods Corp., 0.65%, 06/03/24 (Call 07/01/22)(b)	1,540	1,473,662
Ingredion Inc., 3.20%, 10/01/26 (Call 07/01/26)(b)	1,358	1,318,388
JBS Finance Luxembourg Sarl, 2.50%, 01/15/27 (Call 12/15/26)(a)(b)	2,685	2,411,475
JM Smucker Co. (The), 3.50%, 03/15/25	2,788	2,784,990
Kellogg Co.
2.65%, 12/01/23(b)	6,440	6,417,140
3.25%, 04/01/26	4,546	4,487,280
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)(b)	15,353	14,840,375
3.88%, 05/15/27 (Call 02/15/27)(b)	150	148,264
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)	4,581	4,377,405
3.50%, 02/01/26 (Call 11/01/25)(b)	2,432	2,408,425
3.85%, 08/01/23 (Call 05/01/23)	5,340	5,399,680
4.00%, 02/01/24 (Call 11/01/23)(b)	5,027	5,098,068
Mars Inc.
0.88%, 07/16/26 (Call 06/16/26)(a)(b)	2,123	1,906,966
2.70%, 04/01/25 (Call 03/01/25)(a)(b)	5,957	5,860,946
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)	2,250	2,025,032
3.15%, 08/15/24 (Call 06/15/24)(b)	8,084	8,047,023
3.25%, 11/15/25 (Call 08/15/25)	2,171	2,157,325
3.50%, 09/01/23 (Call 06/01/23)(b)	2,306	2,311,047
Mondelez International Holdings Netherlands BV
0.75%, 09/24/24(a)(b)	11,246	10,622,928
1.25%, 09/24/26 (Call 08/24/26)(a)(b)	5,660	5,108,440
2.25%, 09/19/24 (Call 08/19/24)(a)(b)	8,064	7,885,240
Security	Par (000)	Value

Food (continued)
Mondelez International Inc.
1.50%, 05/04/25 (Call 04/04/25)(b)	$6,799	$6,463,301
2.13%, 03/17/24	1,980	1,949,469
2.63%, 03/17/27 (Call 02/17/27)	875	834,010
Nestle Holdings Inc.
0.38%, 01/15/24(a)(b)	5,867	5,640,773
0.61%, 09/14/24 (Call 09/14/23)(a)(b)	4,793	4,546,413
0.63%, 01/15/26 (Call 12/15/25)(a)(b)	4,087	3,713,038
1.15%, 01/14/27 (Call 12/14/26)(a)(b)	3,948	3,575,160
3.35%, 09/24/23 (Call 08/24/23)(a)(b)	14,584	14,738,525
3.50%, 09/24/25 (Call 07/24/25)(a)	6,735	6,831,305
Sigma Alimentos SA de CV, 4.13%, 05/02/26 (Call 02/02/26)(a)	7,805	7,557,269
Smithfield Foods Inc., 4.25%, 02/01/27 (Call 11/01/26)(a)	1,565	1,513,094
Sysco Corp.
3.30%, 07/15/26 (Call 04/15/26)(b)	5,572	5,490,639
3.75%, 10/01/25 (Call 07/01/25)(b)	6,439	6,486,264
Tyson Foods Inc.
3.90%, 09/28/23 (Call 08/28/23)(b)	4,767	4,826,406
3.95%, 08/15/24 (Call 05/15/24)	11,887	12,038,067
4.00%, 03/01/26 (Call 01/01/26)	5,478	5,526,535
		281,636,328
Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA, 4.50%, 08/01/24 (Call 05/01/24)	1,108	1,109,396
Fibria Overseas Finance Ltd.
4.00%, 01/14/25 (Call 11/14/24)(b)	3,948	3,957,910
5.50%, 01/17/27	945	969,816
Georgia-Pacific LLC
0.63%, 05/15/24(a)	6,147	5,857,777
0.95%, 05/15/26 (Call 04/15/26)(a)(b)	6,770	6,111,314
1.75%, 09/30/25 (Call 08/30/25)(a)	7,953	7,512,649
2.10%, 04/30/27 (Call 02/28/27)(a)	2,415	2,243,741
3.60%, 03/01/25 (Call 12/01/24)(a)(b)	1,939	1,944,821
3.73%, 07/15/23 (Call 04/15/23)(a)(b)	3,775	3,807,234
8.00%, 01/15/24	6,019	6,485,155
Inversiones CMPC SA, 4.38%, 04/04/27(a)	1,773	1,756,830
Smurfit Kappa Treasury Funding DAC, 7.50%, 11/20/25	4,760	5,238,803
Suzano Austria GmbH, 5.75%, 07/14/26(a)	90	94,626
West Fraser Timber Co. Ltd., 4.35%, 10/15/24 (Call 07/15/24)(a)	2,207	2,220,836
		49,310,908
Gas — 0.4%
APA Infrastructure Ltd., 4.20%, 03/23/25 (Call 12/23/24)(a)	5,822	5,841,283
Brooklyn Union Gas Co. (The), 3.41%, 03/10/26 (Call 12/10/25)(a)	1,211	1,185,760
East Ohio Gas Co. (The), 1.30%, 06/15/25 (Call 05/15/25)(a)(b)	8,424	7,864,830
Eastern Energy Gas Holdings LLC
3.55%, 11/01/23 (Call 08/01/23)	3,929	3,948,148
3.60%, 12/15/24 (Call 09/15/24)	3,465	3,452,822
Series A, 2.50%, 11/15/24 (Call 10/15/24)(b)	7,789	7,618,843
KeySpan Gas East Corp., 2.74%, 08/15/26 (Call 05/15/26)(a)(b)	4,063	3,879,329

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas (continued)
National Fuel Gas Co.
5.20%, 07/15/25 (Call 04/15/25)(b)	$284	$291,164
5.50%, 01/15/26 (Call 12/15/25)	4,895	5,052,871
NiSource Inc.
0.95%, 08/15/25 (Call 07/15/25)	14,178	12,983,479
3.49%, 05/15/27 (Call 02/15/27)	3,813	3,724,677
ONE Gas Inc.
1.10%, 03/11/24 (Call 06/16/22)(b)	1,718	1,646,328
3.61%, 02/01/24 (Call 11/01/23)	740	745,270
Perusahaan Gas Negara Tbk PT, 5.13%, 05/16/24(a)(b)	11,887	12,144,160
Southern California Gas Co.
2.95%, 04/15/27 (Call 03/15/27)(b)	5,035	4,866,442
3.15%, 09/15/24 (Call 06/15/24)(b)	2,423	2,423,098
3.20%, 06/15/25 (Call 03/15/25)	2,311	2,287,821
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	5,050	4,863,640
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (Call 08/01/23)(b)	1,044	1,036,508
3.25%, 06/15/26 (Call 03/15/26)	6,020	5,859,894
3.88%, 11/15/25 (Call 08/15/25)	330	332,306
Spire Missouri Inc., 3.40%, 08/15/23 (Call 05/15/23)	10	10,022
		92,058,695
Hand & Machine Tools — 0.0%
Snap-on Inc., 3.25%, 03/01/27 (Call 12/01/26)	193	190,774
Stanley Black & Decker Inc.
2.30%, 02/24/25 (Call 02/24/23)	160	156,554
3.40%, 03/01/26 (Call 01/01/26)(b)	4,224	4,216,659
4.00%, 03/15/60 (Call 03/15/25)(b)(c)	5,972	5,510,753
		10,074,740
Health Care - Products — 0.7%
Abbott Laboratories
2.95%, 03/15/25 (Call 12/15/24)(b)	7,580	7,576,974
3.40%, 11/30/23 (Call 09/30/23)	8,708	8,815,469
3.75%, 11/30/26 (Call 08/30/26)(b)	10,010	10,214,770
3.88%, 09/15/25 (Call 06/15/25)(b)	4,775	4,890,045
Alcon Finance Corp., 2.75%, 09/23/26 (Call 07/23/26)(a)	3,149	2,978,547
Baxter International Inc.
0.87%, 12/01/23(a)(b)	670	646,859
1.32%, 11/29/24(a)	600	568,992
1.92%, 02/01/27 (Call 01/01/27)(a)	11,701	10,705,852
2.27%, 12/01/28 (Call 10/01/28)(a)	3,465	3,095,762
2.60%, 08/15/26 (Call 05/15/26)(b)	3,350	3,190,079
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)(b)	5,741	5,462,708
3.45%, 03/01/24 (Call 02/01/24)(b)	4,205	4,236,413
Danaher Corp., 3.35%, 09/15/25 (Call 06/15/25)(b)	5,030	5,017,476
DH Europe Finance II Sarl, 2.20%, 11/15/24 (Call 10/15/24)(b)	8,241	8,031,837
Medtronic Inc., 3.50%, 03/15/25(b)	15,484	15,686,460
Olympus Corp., 2.14%, 12/08/26 (Call 11/08/26)(a)(b)	1,480	1,365,814
PerkinElmer Inc.
0.55%, 09/15/23 (Call 09/15/22)(b)	6,015	5,826,293
0.85%, 09/15/24 (Call 09/15/22)(b)	7,222	6,786,238
Stryker Corp.
0.60%, 12/01/23 (Call 06/13/22)	2,990	2,886,927
1.15%, 06/15/25 (Call 05/15/25)(b)	5,808	5,427,871
3.38%, 05/15/24 (Call 02/15/24)(b)	8,196	8,256,701
3.38%, 11/01/25 (Call 08/01/25)(b)	6,649	6,608,114
3.50%, 03/15/26 (Call 12/15/25)	6,636	6,633,337
Security	Par (000)	Value

Health Care - Products (continued)
Thermo Fisher Scientific Inc.
0.80%, 10/18/23 (Call 10/18/22)(b)	$1,305	$1,271,087
1.22%, 10/18/24 (Call 10/18/22)	11,585	11,092,965
Zimmer Biomet Holdings Inc.
1.45%, 11/22/24 (Call 11/22/22)	1,125	1,072,409
3.05%, 01/15/26 (Call 12/15/25)	3,590	3,498,119
3.55%, 04/01/25 (Call 01/01/25)(b)	3,754	3,755,551
		155,599,669
Health Care - Services — 1.5%
Aetna Inc.
2.80%, 06/15/23 (Call 04/15/23)	10,546	10,565,232
3.50%, 11/15/24 (Call 08/15/24)	8,889	8,933,841
Anthem Inc.
1.50%, 03/15/26 (Call 02/15/26)	6,958	6,467,701
2.38%, 01/15/25 (Call 12/15/24)(b)	12,389	12,142,814
3.35%, 12/01/24 (Call 10/01/24)(b)	9,143	9,164,901
3.50%, 08/15/24 (Call 05/15/24)	9,130	9,195,022
Blue Cross and Blue Shield of Minnesota, 3.79%, 05/01/25 (Call 02/01/25)(a)	1,327	1,326,573
CommonSpirit Health
1.50%, 10/01/25 (Call 07/01/25)	4,447	4,125,520
2.76%, 10/01/24 (Call 07/01/24)	4,001	3,926,364
4.20%, 08/01/23(b)	1,043	1,054,691
Dignity Health, 3.81%, 11/01/24(b)	219	219,925
Fresenius Medical Care U.S. Finance II Inc., 4.75%, 10/15/24 (Call 07/17/24)(a)	1,108	1,126,227
Fresenius Medical Care U.S. Finance III Inc., 1.88%, 12/01/26 (Call 11/01/26)(a)(b)	7,930	7,161,357
HCA Inc.
3.13%, 03/15/27 (Call 02/15/27)(a)(b)	7,545	7,183,328
4.50%, 02/15/27 (Call 08/15/26)	6,405	6,467,127
5.00%, 03/15/24(b)	16,673	17,099,785
5.25%, 04/15/25	12,527	12,992,425
5.25%, 06/15/26 (Call 12/15/25)	11,651	12,072,831
Health Care Service Corp. A Mutual Legal Reserve Co.,1.50%, 06/01/25 (Call 05/01/25)(a)	5,516	5,192,568
Highmark Inc., 1.45%, 05/10/26 (Call 04/10/26)(a)	7,684	7,018,693
Humana Inc.
0.65%, 08/03/23 (Call 06/08/22)	473	460,438
1.35%, 02/03/27 (Call 01/03/27)	10,917	9,714,415
3.85%, 10/01/24 (Call 07/01/24)	6,938	6,975,159
3.95%, 03/15/27 (Call 12/15/26)(b)	1,914	1,909,488
4.50%, 04/01/25 (Call 03/01/25)(b)	6,552	6,713,477
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)(b)	2,963	2,707,474
2.30%, 12/01/24 (Call 11/01/24)	4,458	4,338,408
3.25%, 09/01/24 (Call 07/01/24)	6,050	6,055,770
3.60%, 02/01/25 (Call 11/01/24)	8,782	8,782,939
4.00%, 11/01/23 (Call 08/01/23)	4,339	4,392,917
PeaceHealth Obligated Group, Series 2020, 1.38%, 11/15/25 (Call 08/15/25)	826	764,261
Premier Health Partners, Series G, 2.91%, 11/15/26 (Call 05/15/26)(b)	322	307,988
Providence St Joseph Health Obligated Group, Series H, 2.70%, 10/01/26 (Call 07/01/26)(b)	650	627,235
Quest Diagnostics Inc.
3.45%, 06/01/26 (Call 03/01/26)(b)	2,981	2,961,678
3.50%, 03/30/25 (Call 12/30/24)	7,294	7,286,555
4.25%, 04/01/24 (Call 01/01/24)(b)	3,494	3,552,864

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Roche Holdings Inc.
0.45%, 03/05/24 (Call 02/05/24)(a)(b)	$2,335	$2,237,642
0.99%, 03/05/26 (Call 02/05/26)(a)(b)	5,927	5,463,558
1.00%, 03/10/27 (Call 02/10/27)(a)	10,030	9,542,369
1.88%, 03/08/24(a)(b)	3,545	3,489,299
2.13%, 03/10/25 (Call 02/10/25)(a)	4,025	3,921,818
2.38%, 01/28/27 (Call 10/28/26)(a)	6,263	5,978,714
2.63%, 05/15/26 (Call 02/15/26)(a)	4,650	4,530,097
3.00%, 11/10/25 (Call 08/10/25)(a)(b)	982	976,170
3.25%, 09/17/23 (Call 08/17/23)(a)(b)	383	385,706
3.35%, 09/30/24 (Call 06/30/24)(a)	805	810,748
Sutter Health, Series 20A, 1.32%, 08/15/25 (Call 05/15/25)(b)	653	606,302
UnitedHealth Group Inc.
0.55%, 05/15/24 (Call 06/13/22)(b)	2,595	2,486,425
1.15%, 05/15/26 (Call 04/15/26)(b)	8,557	7,881,853
1.25%, 01/15/26(b)	5,369	5,014,280
2.38%, 08/15/24(b)	10,128	10,008,864
3.10%, 03/15/26	6,620	6,557,112
3.38%, 04/15/27	2,910	2,898,369
3.45%, 01/15/27	855	854,835
3.50%, 06/15/23(b)	6,397	6,482,005
3.50%, 02/15/24(b)	7,941	8,048,152
3.70%, 12/15/25(b)	4,818	4,880,217
3.75%, 07/15/25(b)	9,008	9,169,099
Universal Health Services Inc., 1.65%, 09/01/26 (Call 08/01/26)(a)	11,360	10,157,886
UPMC, Series D-1, 3.60%, 04/03/25	2,125	2,125,932
		325,495,443
Holding Companies - Diversified — 1.2%
Alfa SAB de CV, 5.25%, 03/25/24 (Call 12/25/23)(a)	45	45,697
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)	6,228	5,480,751
2.88%, 06/15/27 (Call 05/15/27)	3,800	3,340,257
3.25%, 07/15/25 (Call 06/15/25)(b)	6,326	6,019,192
3.88%, 01/15/26 (Call 12/15/25)	9,211	8,808,848
4.20%, 06/10/24 (Call 05/10/24)(b)	8,585	8,617,169
4.25%, 03/01/25 (Call 01/01/25)	5,568	5,466,977
Bain Capital Specialty Finance Inc.
2.55%, 10/13/26 (Call 09/13/26)	3,285	2,907,237
2.95%, 03/10/26 (Call 02/10/26)(b)	3,116	2,860,151
Barings BDC Inc., 3.30%, 11/23/26 (Call 10/13/26)(a)(b)	2,010	1,804,881
Blackstone Private Credit Fund
1.75%, 09/15/24(a)	4,545	4,250,865
2.35%, 11/22/24(a)(b)	1,545	1,448,834
2.63%, 12/15/26 (Call 11/15/26)(a)	9,515	8,263,502
2.70%, 01/15/25 (Call 11/15/24)(a)	7,530	7,065,215
3.25%, 03/15/27 (Call 02/15/27)(a)	8,325	7,361,434
4.70%, 03/24/25(a)(b)	6,065	5,912,132
Blackstone Secured Lending Fund
2.13%, 02/15/27 (Call 01/15/27)(a)	4,810	4,131,063
2.75%, 09/16/26 (Call 08/19/26)(b)	6,358	5,779,947
3.63%, 01/15/26 (Call 12/15/25)(b)	7,940	7,558,170
3.65%, 07/14/23(b)	2,315	2,325,183
Business Development Corp. of America, 3.25%, 03/30/26 (Call 02/28/26)	4,175	3,842,439
CK Hutchison International 16 Ltd., 2.75%, 10/03/26(a)(b)	4,305	4,156,289
CK Hutchison International 17 Ltd., 3.50%, 04/05/27(a)	1,944	1,933,473
Security	Par (000)	Value

Holding Companies - Diversified (continued)
CK Hutchison International 19 Ltd., 3.25%, 04/11/24 (Call 03/11/24)(a)	$1,507	$1,515,223
CK Hutchison International 21 Ltd., 1.50%, 04/15/26 (Call 03/15/26)(a)	5,000	4,625,836
FS KKR Capital Corp.
1.65%, 10/12/24	4,936	4,581,544
2.63%, 01/15/27 (Call 12/15/26)(b)	270	238,527
3.25%, 07/15/27 (Call 06/15/27)(b)	4,000	3,602,743
3.40%, 01/15/26 (Call 12/15/25)	9,418	8,789,351
4.13%, 02/01/25 (Call 01/01/25)(b)	6,218	6,043,636
4.25%, 02/14/25 (Call 01/14/25)(a)(b)	933	896,611
4.63%, 07/15/24 (Call 06/15/24)(b)	4,637	4,618,227
Goldman Sachs BDC Inc.
2.88%, 01/15/26 (Call 12/15/25)(b)	6,190	5,825,523
3.75%, 02/10/25 (Call 01/10/25)(b)	4,520	4,464,404
Golub Capital BDC Inc.
2.05%, 02/15/27 (Call 01/15/27)	6,760	5,761,558
2.50%, 08/24/26 (Call 07/24/26)	1,460	1,292,455
3.38%, 04/15/24 (Call 03/15/24)(b)	6,315	6,190,605
Hutchison Whampoa International 14 Ltd., 3.63%, 10/31/24(a)(b)	559	563,901
Main Street Capital Corp.
3.00%, 07/14/26 (Call 06/14/26)	5,505	4,986,395
5.20%, 05/01/24(b)	6,702	6,768,524
Morgan Stanley Direct Lending Fund, 4.50%, 02/11/27 (Call 01/11/27)(a)(b)	595	554,250
Oaktree Specialty Lending Corp.
2.70%, 01/15/27 (Call 12/15/26)(b)	893	793,244
3.50%, 02/25/25 (Call 01/25/25)(b)	5,401	5,239,701
Owl Rock Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)(b)	2,147	1,873,600
3.40%, 07/15/26 (Call 06/15/26)(b)	8,547	7,879,196
3.75%, 07/22/25 (Call 06/22/25)	5,050	4,863,969
4.00%, 03/30/25 (Call 02/28/25)(b)	3,350	3,251,327
4.25%, 01/15/26 (Call 12/15/25)(b)	5,204	4,967,157
5.25%, 04/15/24 (Call 03/15/24)	1,932	1,963,130
Owl Rock Capital Corp. II, 4.63%, 11/26/24 (Call 10/25/24)(a)	1,468	1,443,715
Owl Rock Capital Corp. III, 3.13%, 04/13/27 (Call 03/13/27)(a)	1,195	1,047,537
OWL Rock Core Income Corp.
3.13%, 09/23/26 (Call 08/23/26)(a)	3,605	3,198,445
4.70%, 02/08/27 (Call 01/08/27)(a)(b)	2,750	2,582,229
5.50%, 03/21/25(a)(b)	2,785	2,729,843
Owl Rock Technology Finance Corp.
2.50%, 01/15/27 (Call 12/15/26)(b)	3,195	2,782,506
3.75%, 06/17/26 (Call 05/17/26)(a)(b)	3,056	2,836,879
4.75%, 12/15/25 (Call 11/15/25)(a)	7,681	7,439,727
Prospect Capital Corp.
3.36%, 11/15/26 (Call 10/15/26)	3,754	3,346,149
3.71%, 01/22/26 (Call 12/22/25)	5,556	5,107,151
Sixth Street Specialty Lending Inc.
2.50%, 08/01/26 (Call 07/01/26)(b)	1,155	1,040,702
3.88%, 11/01/24 (Call 10/01/24)	4,003	3,978,713
		249,063,939
Home Builders — 0.3%
DR Horton Inc.
1.30%, 10/15/26 (Call 09/15/26)(b)	12,742	11,318,521
2.50%, 10/15/24 (Call 09/15/24)	5,626	5,471,155
2.60%, 10/15/25 (Call 09/15/25)	5,999	5,741,684

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Builders (continued)
5.75%, 08/15/23 (Call 05/15/23)	$3,410	$3,503,386
Lennar Corp.
4.50%, 04/30/24 (Call 01/31/24)	4,973	5,039,129
4.75%, 05/30/25 (Call 02/28/25)	4,915	5,012,767
4.88%, 12/15/23 (Call 09/15/23)(b)	3,199	3,256,395
5.25%, 06/01/26 (Call 12/01/25)(b)	3,130	3,221,627
5.88%, 11/15/24 (Call 05/15/24)(b)	3,956	4,114,754
PulteGroup Inc.
5.00%, 01/15/27 (Call 10/15/26)(b)	2,400	2,473,968
5.50%, 03/01/26 (Call 12/01/25)	3,153	3,293,029
Toll Brothers Finance Corp.
4.88%, 11/15/25 (Call 08/15/25)(b)	954	963,242
4.88%, 03/15/27 (Call 12/15/26)(b)	2,950	2,932,325
		56,341,982
Home Furnishings — 0.1%
Harman International Industries Inc., 4.15%, 05/15/25 (Call 02/15/25)	1,116	1,123,968
Leggett & Platt Inc., 3.80%, 11/15/24 (Call 08/15/24)(b)	380	382,152
Panasonic Holdings Corp., 2.68%, 07/19/24 (Call 06/19/24)(a)	9,747	9,555,699
Whirlpool Corp.
3.70%, 05/01/25(b)	509	508,916
4.00%, 03/01/24(b)	4,096	4,164,701
		15,735,436
Household Products & Wares — 0.2%
Avery Dennison Corp., 0.85%, 08/15/24 (Call 08/15/22)(b)	1,200	1,138,268
Clorox Co. (The), 3.50%, 12/15/24 (Call 06/12/22)(b)	5,422	5,444,065
Kimberly-Clark Corp.
2.65%, 03/01/25	245	242,889
2.75%, 02/15/26(b)	2,601	2,550,393
3.05%, 08/15/25	3,730	3,711,585
Reckitt Benckiser Treasury Services PLC
2.75%, 06/26/24 (Call 04/26/24)(a)	17,718	17,550,342
3.63%, 09/21/23 (Call 06/21/23)(a)	1,914	1,931,168
SC Johnson & Son Inc., 3.35%, 09/30/24 (Call 06/30/24)(a)	270	269,326
		32,838,036
Insurance — 4.3%
Aflac Inc.
1.13%, 03/15/26 (Call 02/15/26)	2,670	2,440,048
2.88%, 10/15/26 (Call 07/15/26)	2,954	2,868,685
3.25%, 03/17/25(b)	3,755	3,749,207
3.63%, 11/15/24(b)	9,497	9,622,324
AIA Group Ltd., 3.20%, 03/11/25 (Call 12/11/24)(a)(b)	1,101	1,094,281
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (Call 07/29/25)	779	766,458
Allstate Corp. (The)
0.75%, 12/15/25 (Call 11/15/25)	3,033	2,758,794
3.15%, 06/15/23	3,656	3,675,615
3.28%, 12/15/26 (Call 09/15/26)(b)	3,255	3,237,111
Series B, 5.75%, 08/15/53 (Call 08/15/23), (3 mo. LIBOR US + 2.938%)(c)	6,085	5,689,445
American Financial Group Inc./OH, 3.50%, 08/15/26 (Call 06/03/22)	2,351	2,385,468
American International Group Inc.
2.50%, 06/30/25 (Call 05/30/25)(b)	11,673	11,267,296
3.75%, 07/10/25 (Call 04/10/25)	6,082	6,092,118
3.90%, 04/01/26 (Call 01/01/26)(b)	6,038	6,061,634
Security	Par (000)	Value

Insurance (continued)
4.13%, 02/15/24(b)	$4,945	$5,033,034
Aon Corp., 8.21%, 01/01/27(b)	25	27,701
Aon Corp./Aon Global Holdings PLC, 2.85%, 05/28/27 (Call 04/28/27)	6,047	5,771,662
Aon Global Ltd.
3.50%, 06/14/24 (Call 03/14/24)	5,899	5,904,488
3.88%, 12/15/25 (Call 09/15/25)	6,611	6,650,209
Aon PLC, 4.00%, 11/27/23 (Call 08/27/23)	4,145	4,189,868
Arch Capital Finance LLC, 4.01%, 12/15/26 (Call 09/15/26)	2,749	2,771,671
Aspen Insurance Holdings Ltd., 4.65%, 11/15/23(b)	2,295	2,317,172
Assurant Inc., 4.20%, 09/27/23 (Call 08/27/23)	3,590	3,637,539
Assured Guaranty U.S. Holdings Inc., 5.00%, 07/01/24(b)	3,104	3,186,268
Athene Global Funding
0.91%, 08/19/24(a)(b)	7,944	7,447,910
0.95%, 01/08/24(a)	3,573	3,415,889
1.00%, 04/16/24(a)	6,942	6,592,349
1.20%, 10/13/23(a)(b)	3,863	3,745,849
1.45%, 01/08/26(a)(b)	2,349	2,125,755
1.61%, 06/29/26(a)(b)	8,370	7,451,672
1.72%, 01/07/25(a)	2,443	2,299,333
1.73%, 10/02/26(a)	8,546	7,564,424
2.50%, 01/14/25(a)	7,254	6,962,618
2.51%, 03/08/24(a)	260	254,064
2.55%, 06/29/25(a)	4,722	4,530,074
2.75%, 06/25/24(a)	7,183	7,028,541
2.80%, 05/26/23(a)(b)	4,013	4,008,375
2.95%, 11/12/26(a)(b)	2,442	2,296,379
3.21%, 03/08/27(a)	700	655,526
Berkshire Hathaway Finance Corp., 2.30%, 03/15/27 (Call 02/15/27)(b)	17,935	17,241,353
Berkshire Hathaway Inc., 3.13%, 03/15/26 (Call 12/15/25)	16,394	16,394,156
Brighthouse Financial Global Funding
0.60%, 06/28/23(a)(b)	2,271	2,213,327
1.00%, 04/12/24(a)	1,475	1,409,218
1.20%, 12/15/23(a)	2,837	2,753,797
1.55%, 05/24/26(a)(b)	2,471	2,254,776
1.75%, 01/13/25(a)	2,835	2,675,855
Brown & Brown Inc., 4.20%, 09/15/24 (Call 06/15/24)(b)	7,881	7,949,618
Chubb INA Holdings Inc.
3.15%, 03/15/25(b)	415	413,424
3.35%, 05/15/24(b)	220	221,404
3.35%, 05/03/26 (Call 02/03/26)(b)	8,620	8,594,974
CNA Financial Corp.
3.95%, 05/15/24 (Call 02/15/24)	5,619	5,675,072
4.50%, 03/01/26 (Call 12/01/25)	3,990	4,067,352
CNO Financial Group Inc., 5.25%, 05/30/25 (Call 02/28/25)	2,366	2,437,425
CNO Global Funding
1.65%, 01/06/25(a)(b)	2,570	2,458,289
1.75%, 10/07/26(a)(b)	6,338	5,741,694
Corebridge Financial Inc.
3.50%, 04/04/25 (Call 03/04/25)(a)	5,205	5,156,178
3.65%, 04/05/27 (Call 03/05/27)(a)	15,485	15,079,697
Dai-Ichi Life Insurance Co. Ltd. (The)
4.00%, (Call 07/24/26)(a)(b)(c)(d)	5,370	5,191,234
5.10%, (Call 10/28/24)(a)(b)(c)(d)	2,750	2,775,729

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Equitable Financial Life Global Funding
0.50%, 11/17/23(a)	$2,178	$2,097,771
0.80%, 08/12/24(a)(b)	6,962	6,569,370
1.00%, 01/09/26(a)(b)	1,362	1,232,715
1.10%, 11/12/24(a)(b)	5,655	5,341,801
1.30%, 07/12/26(a)(b)	9,348	8,458,056
1.40%, 07/07/25(a)(b)	8,113	7,573,524
1.70%, 11/12/26(a)	5,180	4,716,286
F&G Global Funding
0.90%, 09/20/24(a)	11,851	11,070,126
1.75%, 06/30/26(a)	6,886	6,247,836
2.30%, 04/11/27(a)(b)	4,880	4,462,924
Fairfax U.S. Inc., 4.88%, 08/13/24(a)(b)	1,377	1,399,542
Fidelity & Guaranty Life Holdings Inc., 5.50%, 05/01/25 (Call 02/01/25)(a)	6,367	6,584,212
First American Financial Corp., 4.60%, 11/15/24	670	688,161
GA Global Funding Trust
0.80%, 09/13/24(a)	690	642,149
1.00%, 04/08/24(a)(b)	4,714	4,484,011
1.25%, 12/08/23(a)	4,665	4,504,399
1.63%, 01/15/26(a)(b)	4,136	3,765,970
2.25%, 01/06/27(a)(b)	4,690	4,300,901
3.85%, 04/11/25(a)	665	660,403
Great-West Lifeco U.S. Finance 2020 LP, 0.90%, 08/12/25 (Call 07/12/25)(a)	3,192	2,937,130
Guardian Life Global Funding
0.88%, 12/10/25(a)	4,114	3,734,738
1.10%, 06/23/25(a)	4,177	3,890,253
1.25%, 05/13/26(a)	1,765	1,607,471
2.90%, 05/06/24(a)	5,935	5,896,042
3.25%, 03/29/27(a)	2,000	1,964,273
Hanover Insurance Group Inc. (The), 4.50%, 04/15/26 (Call 01/15/26)	1,635	1,664,775
Horace Mann Educators Corp., 4.50%, 12/01/25 (Call 09/01/25)	250	248,466
Jackson Financial Inc., 1.13%, 11/22/23(a)(b)	1,855	1,790,165
Jackson National Life Global Funding
1.75%, 01/12/25(a)(b)	275	261,901
2.65%, 06/21/24(a)(b)	8,245	8,094,460
3.05%, 04/29/26(a)(b)	3,728	3,640,090
3.25%, 01/30/24(a)	2,211	2,206,601
3.88%, 06/11/25(a)(b)	4,068	4,086,626
Jackson National Life Insurance Co., 8.15%, 03/15/27(a)	5,050	5,854,589
John Hancock Life Insurance Co., 7.38%, 02/15/24(a)	1,376	1,465,144
Kemper Corp., 4.35%, 02/15/25 (Call 11/15/24)(b)	295	296,224
Liberty Mutual Group Inc., 4.25%, 06/15/23(a)(b)	5,182	5,220,119
Lincoln National Corp.
3.35%, 03/09/25	1,237	1,229,477
3.63%, 12/12/26 (Call 09/15/26)(b)	2,835	2,813,753
4.00%, 09/01/23(b)	3,409	3,453,767
Loews Corp., 3.75%, 04/01/26 (Call 01/01/26)(b)	3,933	3,955,052
Manulife Financial Corp.
2.48%, 05/19/27 (Call 03/19/27)	3,386	3,211,900
4.06%, 02/24/32 (Call 02/24/27)(c)	25	24,086
4.15%, 03/04/26(b)	7,582	7,679,776
Marsh & McLennan Companies Inc.
3.50%, 06/03/24 (Call 03/03/24)(b)	6,403	6,441,107
3.50%, 03/10/25 (Call 12/10/24)(b)	3,817	3,828,972
3.75%, 03/14/26 (Call 12/14/25)	732	735,751
Security	Par (000)	Value

Insurance (continued)
3.88%, 03/15/24 (Call 02/15/24)	$9,152	$9,257,525
4.05%, 10/15/23 (Call 07/15/23)(b)	3,242	3,279,929
MassMutual Global Funding II
0.48%, 08/28/23(a)(b)	1,283	1,249,275
0.60%, 04/12/24(a)(b)	6,758	6,453,890
0.85%, 06/09/23, (SOFR + 0.55%)(a)	9,889	9,689,514
1.20%, 07/16/26(a)(b)	710	645,896
2.35%, 01/14/27(a)(b)	3,206	3,044,124
2.75%, 06/22/24(a)	9,758	9,683,534
2.80%, 03/21/25(a)	1,998	1,967,650
2.95%, 01/11/25(a)	418	414,756
3.40%, 03/08/26(a)(b)	3,213	3,191,460
3.60%, 04/09/24(a)	740	747,030
Meiji Yasuda Life Insurance Co., 5.20%, 10/20/45 (Call 10/20/25)(a)(b)(c)	15,120	15,397,364
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)(b)	230	229,358
Met Tower Global Funding
0.70%, 04/05/24(a)	689	657,070
1.25%, 09/14/26(a)	10,789	9,737,719
MetLife Inc.
3.00%, 03/01/25(b)	4,428	4,402,496
3.60%, 04/10/24(b)	9,921	10,064,559
3.60%, 11/13/25 (Call 08/13/25)	3,050	3,071,289
Series D, 4.37%, 09/15/23	7,870	8,025,577
Metropolitan Life Global Funding I
0.40%, 01/07/24(a)(b)	4,063	3,891,539
0.45%, 09/01/23(a)(b)	3,181	3,088,897
0.55%, 06/07/24(a)	840	794,728
0.70%, 09/27/24(a)(b)	7,040	6,635,821
0.95%, 07/02/25(a)(b)	8,934	8,295,611
1.88%, 01/11/27(a)	335	310,353
2.80%, 03/21/25(a)	2,950	2,901,811
3.45%, 12/18/26(a)	5,884	5,789,551
3.60%, 01/11/24(a)	6,189	6,223,595
Metropolitan Life Insurance Co., 7.80%, 11/01/25(a)(b)	825	930,482
New York Life Global Funding
0.40%, 10/21/23(a)(b)	4,219	4,082,570
0.55%, 04/26/24(a)(b)	2,813	2,680,668
0.60%, 08/27/24(a)(b)	4,790	4,542,679
0.85%, 01/15/26(a)	2,060	1,877,302
0.90%, 10/29/24(a)	505	479,221
0.95%, 06/24/25(a)	6,213	5,775,166
1.15%, 06/09/26(a)(b)	10,405	9,494,863
1.45%, 01/14/25(a)(b)	4,200	4,023,810
2.00%, 01/22/25(a)(b)	7,111	6,867,803
2.35%, 07/14/26(a)(b)	150	143,241
2.88%, 04/10/24(a)(b)	8,266	8,223,699
2.90%, 01/17/24(a)(b)	5,682	5,667,315
3.25%, 04/07/27(a)(b)	5,045	4,975,012
Nippon Life Insurance Co.
4.70%, 01/20/46 (Call 01/20/26)(a)(b)(c)	8,164	8,149,202
5.10%, 10/16/44 (Call 10/16/24)(a)(c)	19,718	19,900,977
Northwestern Mutual Global Funding
0.60%, 03/25/24(a)(b)	1,660	1,586,144
0.80%, 01/14/26(a)(b)	2,933	2,666,193
1.75%, 01/11/27(a)	5,648	5,174,116
Old Republic International Corp.
3.88%, 08/26/26 (Call 07/26/26)	4,458	4,424,189
4.88%, 10/01/24 (Call 09/01/24)(b)	4,102	4,202,509

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Pacific Life Global Funding II
0.50%, 09/23/23(a)	$2,549	$2,472,669
1.20%, 06/24/25(a)	5,031	4,661,268
1.38%, 04/14/26(a)(b)	7,345	6,693,142
Pricoa Global Funding I
0.80%, 09/01/25(a)(b)	2,023	1,862,345
1.15%, 12/06/24(a)	1,850	1,757,694
1.20%, 09/01/26(a)(b)	16,873	15,257,876
2.40%, 09/23/24(a)(b)	5,384	5,265,951
3.45%, 09/01/23(a)(b)	4,084	4,118,902
Principal Financial Group Inc.
3.10%, 11/15/26 (Call 08/15/26)	2,280	2,194,300
3.40%, 05/15/25 (Call 02/15/25)	3,515	3,503,833
Principal Life Global Funding, 1.38%, 01/10/25(a)	3,470	3,279,051
Principal Life Global Funding II
0.50%, 01/08/24(a)(b)	4,997	4,789,406
0.75%, 04/12/24(a)	4,043	3,852,241
0.75%, 08/23/24(a)	3,710	3,493,245
0.88%, 01/12/26(a)	4,869	4,382,913
1.25%, 06/23/25(a)	4,040	3,758,499
1.25%, 08/16/26(a)(b)	7,610	6,845,772
1.50%, 11/17/26(a)(b)	5,565	5,045,694
2.25%, 11/21/24(a)(b)	5,242	5,081,782
3.00%, 04/18/26(a)	4,976	4,809,908
Progressive Corp. (The)
2.45%, 01/15/27(b)	149	142,493
2.50%, 03/15/27 (Call 02/15/27)	1,940	1,846,983
Protective Life Global Funding
0.47%, 01/12/24(a)	1,912	1,834,986
0.63%, 10/13/23(a)(b)	4,621	4,485,478
0.78%, 07/05/24(a)	8,771	8,316,819
1.08%, 06/09/23(a)(b)	2,458	2,415,384
1.17%, 07/15/25(a)	4,797	4,440,797
1.30%, 09/20/26(a)	7,620	6,905,468
1.62%, 04/15/26(a)(b)	3,569	3,291,196
1.65%, 01/13/25(a)	1,103	1,051,285
3.10%, 04/15/24(a)(b)	3,334	3,328,138
3.22%, 03/28/25(a)	4,000	3,956,866
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)(b)	4,390	4,092,471
5.20%, 03/15/44 (Call 03/15/24), (3 mo. LIBOR US + 3.040%)(c)	3,050	2,982,137
5.38%, 05/15/45 (Call 05/15/25), (3 mo. LIBOR US + 3.031%)(c)	8,426	8,219,092
5.63%, 06/15/43 (Call 06/15/23), (3 mo. LIBOR US + 3.920%)(b)(c)	7,545	7,486,226
Prudential Insurance Co. of America (The), 8.30%, 07/01/25(a)	1,025	1,157,329
QBE Insurance Group Ltd., 7.50%, 11/24/43 (Call 11/24/23)(a)(b)(c)	445	457,831
Reinsurance Group of America Inc.
3.95%, 09/15/26 (Call 06/15/26)(b)	2,764	2,770,026
4.70%, 09/15/23	560	570,257
Reliance Standard Life Global Funding II
1.51%, 09/28/26(a)	13,378	12,058,052
2.50%, 10/30/24(a)	2,605	2,538,517
2.75%, 05/07/25(a)	903	877,649
2.75%, 01/21/27(a)	400	377,062
3.85%, 09/19/23(a)(b)	3,733	3,767,931
Security	Par (000)	Value

Insurance (continued)
RenaissanceRe Finance Inc., 3.70%, 04/01/25 (Call 01/01/25)	$1,103	$1,106,935
RGA Global Funding, 2.00%, 11/30/26(a)(b)	595	552,858
SBL Holdings Inc., 5.13%, 11/13/26 (Call 09/13/26)(a)	2,716	2,692,756
Security Benefit Global Funding, 1.25%, 05/17/24(a)	1,034	987,074
Sumitomo Life Insurance Co., 6.50%, 09/20/73 (Call 09/20/23)(a)(b)(c)	2,235	2,290,694
Swiss Re America Holding Corp., 7.00%, 02/15/26	46	51,561
Symetra Financial Corp., 4.25%, 07/15/24	455	460,034
Teachers Insurance & Annuity Association of America, 4.38%, 09/15/54 (Call 09/15/24)(a)(b)(c)	2,290	2,267,823
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)	2,763	2,785,349
Unum Group, 4.00%, 03/15/24(b)	2,799	2,825,250
Voya Financial Inc., 3.65%, 06/15/26	3,605	3,547,192
Willis North America Inc.
3.60%, 05/15/24 (Call 03/15/24)(b)	8,239	8,219,954
4.65%, 06/15/27	8,000	8,058,732
XLIT Ltd., 4.45%, 03/31/25	5,560	5,680,378
		920,346,927
Internet — 1.2%
Alibaba Group Holding Ltd., 3.60%, 11/28/24 (Call 08/28/24)	18,763	18,738,640
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)	4,184	3,885,994
2.00%, 08/15/26 (Call 05/15/26)	5,415	5,197,743
3.38%, 02/25/24(b)	4,855	4,919,839
Amazon.com Inc.
0.45%, 05/12/24	8,369	8,024,414
0.80%, 06/03/25 (Call 05/03/25)	8,063	7,577,981
1.00%, 05/12/26 (Call 04/12/26)	18,607	17,160,995
2.73%, 04/13/24(b)	5,468	5,474,338
2.80%, 08/22/24 (Call 06/22/24)(b)	21,694	21,718,442
3.00%, 04/13/25(b)	10,470	10,500,605
3.30%, 04/13/27 (Call 03/13/27)	18,845	18,807,253
3.80%, 12/05/24 (Call 09/05/24)(b)	11,519	11,774,952
5.20%, 12/03/25 (Call 09/03/25)	5,187	5,505,429
Baidu Inc.
1.63%, 02/23/27 (Call 01/23/27)(b)	3,125	2,784,485
1.72%, 04/09/26 (Call 03/09/26)(b)	3,095	2,845,264
3.08%, 04/07/25 (Call 03/07/25)(b)	5,703	5,592,862
3.88%, 09/29/23 (Call 08/29/23)	8,996	9,058,962
4.13%, 06/30/25	2,005	2,024,047
4.38%, 05/14/24 (Call 04/14/24)	2,233	2,268,340
Booking Holdings Inc.
3.60%, 06/01/26 (Call 03/01/26)(b)	5,463	5,476,926
3.65%, 03/15/25 (Call 12/15/24)(b)	5,345	5,367,785
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)(b)	6,249	5,716,169
1.90%, 03/11/25 (Call 02/11/25)	7,732	7,367,039
3.45%, 08/01/24 (Call 05/01/24)(b)	6,523	6,542,518
Expedia Group Inc.
4.50%, 08/15/24 (Call 06/13/22)(b)	4,980	5,112,637
5.00%, 02/15/26 (Call 11/15/25)(b)	7,595	7,717,560
6.25%, 05/01/25 (Call 02/01/25)(a)	8,832	9,224,624
Meituan, 2.13%, 10/28/25 (Call 09/28/25)(a)(b)	5,375	4,840,295
Netflix Inc.
3.63%, 06/15/25 (Call 03/15/25)(a)(b)	2,465	2,418,461
4.38%, 11/15/26	6,827	6,809,932
5.75%, 03/01/24(b)	2,075	2,159,079

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
5.88%, 02/15/25(b)	$3,475	$3,627,240
Prosus NV, 3.26%, 01/19/27 (Call 12/19/26)(a)(b)	1,000	890,952
Tencent Holdings Ltd.
1.81%, 01/26/26 (Call 12/26/25)(a)(b)	3,619	3,348,130
3.28%, 04/11/24 (Call 03/11/24)(a)(b)	3,210	3,207,669
3.58%, 04/11/26 (Call 02/11/26)(a)	3,700	3,640,403
3.80%, 02/11/25(a)	755	757,287
Tencent Music Entertainment Group, 1.38%, 09/03/25 (Call 08/03/25)	794	730,798
VeriSign Inc., 5.25%, 04/01/25 (Call 01/01/25)(b)	5,741	5,952,814
Weibo Corp., 3.50%, 07/05/24 (Call 06/05/24)(b)	6,600	6,478,411
		261,247,314
Iron & Steel — 0.3%
ArcelorMittal SA
3.60%, 07/16/24	185	185,162
4.55%, 03/11/26(b)	4,085	4,138,008
Nucor Corp.
2.00%, 06/01/25 (Call 05/01/25)(b)	4,970	4,752,816
3.95%, 05/23/25	2,785	2,814,679
4.30%, 05/23/27 (Call 04/23/27)	5,765	5,854,782
POSCO Holdings Inc.
2.50%, 01/17/25(a)	5,120	4,984,020
2.75%, 07/15/24(a)	671	662,404
4.00%, 08/01/23(a)	4,608	4,647,062
Reliance Steel & Aluminum Co., 1.30%, 08/15/25 (Call 07/15/25)(b)	4,119	3,823,513
Steel Dynamics Inc.
2.40%, 06/15/25 (Call 05/15/25)	4,803	4,608,416
2.80%, 12/15/24 (Call 11/15/24)	4,666	4,581,673
5.00%, 12/15/26 (Call 07/01/22)	50	50,728
Vale Overseas Ltd., 6.25%, 08/10/26(b)	13,610	14,640,277
		55,743,540
Leisure Time — 0.0%
Brunswick Corp., 0.85%, 08/18/24 (Call 08/18/22)(b)	6,237	5,873,990
Harley-Davidson Inc., 3.50%, 07/28/25 (Call 04/28/25)	2,432	2,393,035
		8,267,025
Lodging — 0.4%
Hyatt Hotels Corp.
1.30%, 10/01/23 (Call 10/01/22)(b)	2,080	2,030,618
1.80%, 10/01/24 (Call 10/01/22)(b)	580	555,512
3.38%, 07/15/23 (Call 04/15/23)(b)	4,440	4,441,942
4.85%, 03/15/26 (Call 12/15/25)(b)	3,228	3,257,007
5.63%, 04/23/25 (Call 03/23/25)	3,767	3,889,590
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)	4,885	4,501,688
3.20%, 08/08/24 (Call 07/08/24)	13,782	13,220,955
3.50%, 08/18/26 (Call 06/18/26)	3,959	3,599,566
Marriott International Inc./MD
3.60%, 04/15/24 (Call 03/15/24)	4,520	4,535,926
3.75%, 03/15/25 (Call 12/15/24)(b)	4,004	4,015,952
3.75%, 10/01/25 (Call 07/01/25)	2,557	2,553,429
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	5,757	6,073,024
Series R, 3.13%, 06/15/26 (Call 03/15/26)(b)	5,333	5,168,035
Series Z, 4.15%, 12/01/23 (Call 11/01/23)	2,993	3,031,979
Sands China Ltd.
2.55%, 03/08/27 (Call 02/08/27)(a)(b)	1,000	784,217
3.80%, 01/08/26 (Call 12/08/25)(b)	4,955	4,347,384
5.13%, 08/08/25 (Call 06/08/25)	11,502	10,595,996
		76,602,820
Security	Par (000)	Value

Machinery — 1.3%
Caterpillar Financial Services Corp.
0.45%, 09/14/23(b)	$2,560	$2,490,214
0.45%, 05/17/24(b)	7,373	7,062,865
0.60%, 09/13/24(b)	1,120	1,063,697
0.65%, 07/07/23(b)	7,634	7,492,738
0.80%, 11/13/25	8,733	8,061,798
0.90%, 03/02/26	2,383	2,181,388
0.95%, 01/10/24(b)	9,160	8,913,991
1.15%, 09/14/26(b)	3,491	3,174,927
1.45%, 05/15/25(b)	5,704	5,427,153
1.70%, 01/08/27(b)	4,776	4,423,913
2.15%, 11/08/24(b)	8,835	8,671,227
2.40%, 08/09/26	2,185	2,104,788
2.85%, 05/17/24(b)	5,444	5,439,908
3.25%, 12/01/24(b)	6,269	6,316,072
3.30%, 06/09/24	4,959	5,001,322
3.65%, 12/07/23(b)	5,967	6,042,945
3.75%, 11/24/23(b)	4,814	4,890,437
Caterpillar Inc., 3.40%, 05/15/24 (Call 02/15/24)(b)	9,822	9,934,269
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)(b)	5,430	4,915,954
1.88%, 01/15/26 (Call 12/15/25)(b)	4,871	4,530,142
1.95%, 07/02/23	4,321	4,280,129
3.95%, 05/23/25	7,020	7,041,271
4.20%, 01/15/24	4,383	4,456,920
CNH Industrial NV, 4.50%, 08/15/23	5,015	5,085,511
Crane Holdings Co., 4.45%, 12/15/23 (Call 09/15/23)	215	217,979
Deere & Co., 2.75%, 04/15/25 (Call 03/15/25)	6,218	6,148,084
Dover Corp., 3.15%, 11/15/25 (Call 08/15/25)(b)	2,330	2,304,608
John Deere Capital Corp.
0.40%, 10/10/23(b)	4,077	3,959,652
0.45%, 01/17/24	6,637	6,399,435
0.45%, 06/07/24	5,183	4,946,694
0.63%, 09/10/24(b)	2,115	2,012,624
0.70%, 07/05/23	3,895	3,816,813
0.70%, 01/15/26(b)	7,615	6,968,987
0.90%, 01/10/24(b)	4,253	4,132,724
1.05%, 06/17/26(b)	8,648	7,907,609
1.25%, 01/10/25(b)	6,749	6,451,823
1.30%, 10/13/26(b)	4,640	4,253,980
1.70%, 01/11/27	1,133	1,048,011
1.75%, 03/09/27	2,250	2,081,321
2.05%, 01/09/25(b)	4,845	4,727,908
2.13%, 03/07/25(b)	2,845	2,778,290
2.25%, 09/14/26(b)	3,066	2,930,125
2.35%, 03/08/27	6,515	6,202,315
2.60%, 03/07/24(b)	5,138	5,121,998
2.65%, 06/24/24(b)	5,281	5,264,763
2.65%, 06/10/26(b)	3,440	3,345,303
3.35%, 06/12/24(b)	4,555	4,601,994
3.40%, 09/11/25	1,695	1,706,711
3.45%, 01/10/24(b)	3,744	3,784,832
3.45%, 03/13/25(b)	4,939	4,996,115
3.65%, 10/12/23(b)	4,372	4,434,128
Otis Worldwide Corp.
2.06%, 04/05/25 (Call 03/05/25)(b)	9,000	8,634,077
2.29%, 04/05/27 (Call 02/05/27)(b)	2,216	2,049,147

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
Rockwell Automation Inc.
0.35%, 08/15/23 (Call 08/15/22), (SOFR + 0.25000%)(b)	$500	$486,867
2.88%, 03/01/25 (Call 12/01/24)	1,508	1,493,564
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (Call 05/15/25)(b)	5,124	4,950,636
3.45%, 11/15/26 (Call 08/15/26)	2,884	2,738,186
4.38%, 08/15/23 (Call 05/15/23)(b)	972	979,368
4.40%, 03/15/24 (Call 02/15/24)	7,689	7,783,062
Xylem Inc./NY, 3.25%, 11/01/26 (Call 08/01/26)(b)	2,224	2,185,272
		272,848,584
Manufacturing — 0.7%
3M Co.
2.00%, 02/14/25 (Call 01/14/25)	7,329	7,117,841
2.25%, 09/19/26 (Call 06/19/26)(b)	4,268	4,087,267
2.65%, 04/15/25 (Call 03/15/25)	5,368	5,309,945
3.00%, 08/07/25(b)	3,248	3,244,543
3.25%, 02/14/24 (Call 01/14/24)(b)	7,965	8,036,901
Carlisle Companies Inc.
0.55%, 09/01/23 (Call 09/01/22)	775	751,471
3.50%, 12/01/24 (Call 10/01/24)	3,155	3,145,455
GE Capital Funding LLC, 3.45%, 05/15/25 (Call 04/15/25)(b)	350	347,880
GE Capital International Funding Co. Unlimited Co., 3.37%, 11/15/25(b)	1,105	1,099,366
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	5,990	5,825,241
3.50%, 03/01/24 (Call 12/01/23)(b)	6,758	6,841,483
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)	5,311	5,233,590
3.25%, 03/01/27 (Call 12/01/26)	3,127	3,043,774
3.30%, 11/21/24 (Call 08/21/24)	4,677	4,672,027
Siemens Financieringsmaatschappij NV
0.65%, 03/11/24(a)(b)	7,660	7,367,441
1.20%, 03/11/26(a)	23,447	21,501,003
2.00%, 09/15/23(a)(b)	9,049	8,963,468
2.35%, 10/15/26(a)(b)	7,174	6,799,045
3.13%, 03/16/24(a)(b)	8,448	8,458,344
3.25%, 05/27/25(a)(b)	10,504	10,479,097
3.40%, 03/16/27(a)(b)	6,259	6,178,499
6.13%, 08/17/26(a)(b)	4,603	5,019,952
Textron Inc.
3.65%, 03/15/27 (Call 12/15/26)	370	364,284
3.88%, 03/01/25 (Call 12/01/24)	1,865	1,871,241
4.00%, 03/15/26 (Call 12/15/25)	3,973	3,976,843
4.30%, 03/01/24 (Call 12/01/23)(b)	1,379	1,395,057
Trane Technologies Global Holding Co. Ltd., 4.25%, 06/15/23	6,400	6,477,024
Trane Technologies Luxembourg Finance SA
3.50%, 03/21/26 (Call 01/21/26)	4,297	4,244,824
3.55%, 11/01/24 (Call 08/01/24)(b)	5,672	5,690,550
		157,543,456
Media — 1.6%
Charter Communications Operating LLC/Charter
Communications Operating Capital
4.50%, 02/01/24 (Call 01/01/24)	11,804	11,985,402
4.91%, 07/23/25 (Call 04/23/25)(b)	34,616	35,345,680
Comcast Corp.
2.35%, 01/15/27 (Call 10/15/26)(b)	3,683	3,499,209
Security	Par (000)	Value

Media (continued)
3.15%, 03/01/26 (Call 12/01/25)	$15,936	$15,793,787
3.30%, 02/01/27 (Call 11/01/26)	11,859	11,735,950
3.30%, 04/01/27 (Call 02/01/27)	4,675	4,620,074
3.38%, 02/15/25 (Call 11/15/24)(b)	8,278	8,337,817
3.38%, 08/15/25 (Call 05/15/25)	12,380	12,423,657
3.70%, 04/15/24 (Call 03/15/24)	21,785	22,145,091
3.95%, 10/15/25 (Call 08/15/25)(b)	23,412	23,883,073
Cox Communications Inc.
2.95%, 06/30/23 (Call 03/30/23)(a)	7,228	7,227,340
3.15%, 08/15/24 (Call 06/15/24)(a)	8,753	8,683,557
3.35%, 09/15/26 (Call 06/15/26)(a)	4,935	4,802,192
3.85%, 02/01/25 (Call 11/01/24)(a)	2,763	2,771,027
Discovery Communications LLC
3.45%, 03/15/25 (Call 12/15/24)	1,197	1,174,677
3.80%, 03/13/24 (Call 01/13/24)(b)	2,169	2,180,546
3.90%, 11/15/24 (Call 08/15/24)(b)	5,773	5,786,797
3.95%, 06/15/25 (Call 03/15/25)(b)	5,934	5,898,229
4.90%, 03/11/26 (Call 12/11/25)(b)	4,753	4,900,372
FactSet Research Systems Inc., 2.90%, 03/01/27 (Call 02/01/27)(b)	3,695	3,510,939
Fox Corp.
3.05%, 04/07/25 (Call 03/07/25)	6,418	6,324,573
4.03%, 01/25/24 (Call 12/25/23)	12,951	13,139,579
Grupo Televisa SAB, 6.63%, 03/18/25	3,676	3,915,178
Paramount Global
2.90%, 01/15/27 (Call 10/15/26)(b)	385	364,215
4.00%, 01/15/26 (Call 10/15/25)(b)	7,157	7,197,721
4.75%, 05/15/25 (Call 04/15/25)	4,588	4,704,515
Sky Ltd., 3.75%, 09/16/24(a)	11,317	11,431,720
TCI Communications Inc., 7.88%, 02/15/26(b)	2,616	2,978,906
Thomson Reuters Corp.
3.35%, 05/15/26 (Call 02/15/26)(b)	4,390	4,296,708
4.30%, 11/23/23 (Call 08/23/23)	6,033	6,123,241
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	5,145	4,840,826
3.00%, 02/13/26	5,027	4,985,881
3.15%, 09/17/25	7,129	7,088,532
Walt Disney Co. (The)
1.75%, 08/30/24 (Call 07/30/24)(b)	12,513	12,233,756
1.75%, 01/13/26(b)	13,193	12,509,957
3.35%, 03/24/25(b)	14,145	14,273,086
3.38%, 11/15/26 (Call 08/15/26)	3,824	3,802,814
3.70%, 09/15/24 (Call 06/15/24)	5,733	5,801,196
3.70%, 10/15/25 (Call 07/15/25)(b)	5,351	5,400,216
3.70%, 03/23/27(b)	2,298	2,309,268
4.00%, 10/01/23	3,862	3,911,991
		334,339,295
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp., 3.25%, 06/15/25 (Call 03/15/25)(b)	8,227	8,257,327
Timken Co. (The), 3.88%, 09/01/24 (Call 06/01/24)	362	361,384
Worthington Industries Inc., 4.55%, 04/15/26(b)	1,431	1,450,248
		10,068,959
Mining — 0.4%
Anglo American Capital PLC
3.63%, 09/11/24(a)(b)	6,860	6,842,087
4.75%, 04/10/27(a)	2,832	2,878,318
4.88%, 05/14/25(a)(b)	2,811	2,876,897

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
BHP Billiton Finance USA Ltd.
3.85%, 09/30/23(b)	$6,039	$6,119,412
6.42%, 03/01/26(b)	646	705,184
Corp. Nacional del Cobre de Chile, 4.50%, 09/16/25(a)	300	302,123
Freeport Indonesia PT, 4.76%, 04/14/27 (Call 03/14/27)(a)	5,000	5,012,500
Freeport-McMoRan Inc., 4.55%, 11/14/24 (Call 08/14/24)(b)	5,240	5,330,011
Fresnillo PLC, 5.50%, 11/13/23(a)	3,636	3,701,484
Glencore Funding LLC
1.63%, 09/01/25 (Call 08/01/25)(a)(b)	9,798	9,101,460
1.63%, 04/27/26 (Call 03/27/26)(a)	6,655	6,030,694
4.00%, 04/16/25(a)(b)	1,951	1,947,776
4.00%, 03/27/27 (Call 12/27/26)(a)	2,195	2,154,658
4.13%, 03/12/24 (Call 02/12/24)(a)	7,940	7,997,602
4.63%, 04/29/24(a)(b)	9,279	9,413,920
Indonesia Asahan Aluminium Persero PT
4.75%, 05/15/25 (Call 04/15/25)(a)(b)	10,473	10,473,000
5.71%, 11/15/23(a)	1,568	1,609,552
Kinross Gold Corp., 5.95%, 03/15/24 (Call 12/15/23)	4,713	4,884,494
Southern Copper Corp., 3.88%, 04/23/25	3,894	3,884,265
		91,265,437
Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (Call 11/01/26)(b)	7,380	6,789,452
4.13%, 05/01/25 (Call 07/01/22)	4,075	4,023,655
5.50%, 12/01/24 (Call 06/01/24)	4,665	4,744,072
		15,557,179
Oil & Gas — 3.8%
Aker BP ASA
2.88%, 01/15/26 (Call 12/15/25)(a)(b)	1,307	1,250,452
3.00%, 01/15/25 (Call 12/15/24)(a)(b)	7,836	7,676,239
BP Capital Markets America Inc.
3.02%, 01/16/27 (Call 10/16/26)	792	769,727
3.12%, 05/04/26 (Call 02/04/26)	4,022	3,957,375
3.19%, 04/06/25 (Call 03/06/25)(b)	6,981	6,965,804
3.41%, 02/11/26 (Call 12/11/25)(b)	5,583	5,563,646
3.54%, 04/06/27 (Call 02/06/27)	1,203	1,196,649
3.59%, 04/14/27 (Call 01/14/27)	5,569	5,532,427
3.79%, 02/06/24 (Call 01/06/24)(b)	9,079	9,211,088
3.80%, 09/21/25 (Call 07/21/25)(b)	8,761	8,876,058
BP Capital Markets PLC
3.12%, 05/04/26 (Call 02/04/26)(b)	2,116	2,082,001
3.51%, 03/17/25	8,606	8,673,972
3.54%, 11/04/24(b)	6,980	7,053,948
3.81%, 02/10/24(b)	10,397	10,562,160
3.99%, 09/26/23(b)	6,706	6,815,134
4.38%, (Call 06/22/25)(c)(d)	19,847	19,333,327
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (Call 06/15/25)	6,489	6,155,516
3.80%, 04/15/24 (Call 01/15/24)(b)	7,339	7,377,381
3.90%, 02/01/25 (Call 11/01/24)	7,849	7,876,165
Cenovus Energy Inc.
4.25%, 04/15/27 (Call 01/15/27)	4,612	4,624,561
5.38%, 07/15/25 (Call 04/15/25)(b)	7,741	8,081,991
Chevron Corp.
1.55%, 05/11/25 (Call 04/11/25)(b)	14,584	13,980,122
2.90%, 03/03/24 (Call 01/03/24)(b)	11,524	11,561,173
2.95%, 05/16/26 (Call 02/16/26)	5,822	5,782,841
Security	Par (000)	Value

Oil & Gas (continued)
3.33%, 11/17/25 (Call 08/17/25)(b)	$8,575	$8,624,243
Chevron USA Inc.
0.43%, 08/11/23(b)	2,711	2,646,085
0.69%, 08/12/25 (Call 07/12/25)(b)	10,988	10,197,431
3.90%, 11/15/24 (Call 08/15/24)(b)	7,814	7,984,508
CNOOC Curtis Funding No. 1 Pty Ltd., 4.50%, 10/03/23(a)	5,035	5,142,947
CNOOC Finance 2014 ULC, 4.25%, 04/30/24(b)	17,048	17,385,117
CNOOC Finance 2015 USA LLC, 3.50%, 05/05/25(b)	16,475	16,510,843
ConocoPhillips Co.
2.13%, 03/08/24 (Call 09/08/22)	415	412,386
2.40%, 03/07/25 (Call 03/07/23)	2,445	2,400,547
3.35%, 11/15/24 (Call 08/15/24)(b)	1,266	1,274,930
Continental Resources Inc./OK
2.27%, 11/15/26 (Call 11/15/23)(a)	3,764	3,453,131
3.80%, 06/01/24 (Call 03/01/24)	9,176	9,229,863
Coterra Energy Inc.
3.90%, 05/15/27 (Call 02/15/27)(a)	2,513	2,473,925
4.38%, 06/01/24 (Call 03/01/24)(a)	8,236	8,328,907
Devon Energy Corp.
5.25%, 09/15/24 (Call 06/15/24)	6,614	6,828,062
5.85%, 12/15/25 (Call 09/15/25)(b)	2,896	3,077,409
Diamondback Energy Inc., 3.25%, 12/01/26 (Call 10/01/26)(b)	3,819	3,779,221
Empresa Nacional del Petroleo
3.75%, 08/05/26 (Call 05/05/26)(a)(b)	2,412	2,284,345
4.38%, 10/30/24(a)(b)	800	802,008
Eni SpA, Series X-R, 4.00%, 09/12/23(a)(b)	10,584	10,683,609
EOG Resources Inc.
3.15%, 04/01/25 (Call 01/01/25)(b)	2,854	2,843,149
4.15%, 01/15/26 (Call 10/15/25)	5,667	5,798,658
EQT Corp.
3.13%, 05/15/26 (Call 05/15/23)(a)(b)	2,171	2,046,710
6.63%, 02/01/25 (Call 01/01/25)(b)	7,550	7,872,838
Equinor ASA
1.75%, 01/22/26 (Call 12/22/25)	8,814	8,322,758
2.65%, 01/15/24(b)	7,145	7,132,562
2.88%, 04/06/25 (Call 03/06/25)	11,831	11,753,778
3.00%, 04/06/27 (Call 02/06/27)(b)	2,944	2,881,048
3.25%, 11/10/24	6,403	6,418,166
3.70%, 03/01/24(b)	8,054	8,158,679
7.15%, 11/15/25	1,704	1,906,065
7.75%, 06/15/23(b)	2,820	2,953,771
Exxon Mobil Corp.
2.02%, 08/16/24 (Call 07/16/24)(b)	10,238	10,085,060
2.28%, 08/16/26 (Call 06/16/26)(b)	4,838	4,658,704
2.71%, 03/06/25 (Call 12/06/24)(b)	15,647	15,537,808
2.99%, 03/19/25 (Call 02/19/25)	22,964	22,931,655
3.04%, 03/01/26 (Call 12/01/25)	11,863	11,793,781
3.18%, 03/15/24 (Call 12/15/23)(b)	8,764	8,831,658
3.29%, 03/19/27 (Call 01/19/27)(b)	4,966	4,966,178
GS Caltex Corp.
3.00%, 06/04/24(a)	565	560,922
3.88%, 06/27/23(a)	1,380	1,388,265
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	4,426	4,407,765
4.30%, 04/01/27 (Call 01/01/27)	5,388	5,376,128
HF Sinclair Corp., 5.88%, 04/01/26 (Call 01/01/26)(a)	6,660	6,805,121
KazMunayGas National Co. JSC, 4.75%, 04/24/25(a)	1,077	1,024,165

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Lundin Energy Finance BV, 2.00%, 07/15/26 (Call 06/15/26)(a)(b)	$5,634	$5,125,225
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	9,053	9,049,463
4.70%, 05/01/25 (Call 04/01/25)(b)	10,985	11,272,250
5.13%, 12/15/26 (Call 09/15/26)	3,553	3,696,908
Ovintiv Exploration Inc.
5.38%, 01/01/26 (Call 10/01/25)(b)	6,660	6,891,127
5.63%, 07/01/24(b)	9,720	10,223,578
Pertamina Persero PT, 1.40%, 02/09/26 (Call 01/09/26)(a)	6,584	5,956,011
Petronas Capital Ltd., 3.50%, 03/18/25(a)(b)	12,462	12,490,036
Phillips 66
0.90%, 02/15/24 (Call 07/01/22)	3,516	3,390,514
1.30%, 02/15/26 (Call 01/15/26)	2,237	2,053,642
3.85%, 04/09/25 (Call 03/09/25)(b)	8,970	9,067,118
Pioneer Natural Resources Co., 1.13%, 01/15/26 (Call 12/15/25)	3,278	2,987,762
Qatar Energy, 1.38%, 09/12/26 (Call 08/12/26)(a)	13,083	12,052,714
Raizen Fuels Finance SA, 5.30%, 01/20/27(a)	65	66,139
Reliance Industries Ltd., 4.13%, 01/28/25(a)	5,630	5,674,254
SA Global Sukuk Ltd.
0.95%, 06/17/24 (Call 05/17/24)(a)(b)	7,045	6,705,924
1.60%, 06/17/26 (Call 05/17/26)(a)(b)	12,325	11,413,665
Saudi Arabian Oil Co.
1.25%, 11/24/23 (Call 10/24/23)(a)	1,425	1,385,898
1.63%, 11/24/25 (Call 10/24/25)(a)	10,886	10,205,625
2.88%, 04/16/24(a)	17,429	17,280,505
Shell International Finance BV
0.38%, 09/15/23(b)	4,796	4,666,652
2.00%, 11/07/24 (Call 10/07/24)(b)	13,548	13,306,752
2.50%, 09/12/26(b)	3,989	3,869,932
2.88%, 05/10/26(b)	11,383	11,196,873
3.25%, 05/11/25(b)	18,652	18,752,607
3.50%, 11/13/23 (Call 10/13/23)(b)	8,108	8,197,520
Sinopec Group Overseas Development 2013 Ltd., 4.38%, 10/17/23(a)	6,278	6,386,990
Sinopec Group Overseas Development 2014 Ltd., 4.38%, 04/10/24(a)	10,975	11,229,509
Sinopec Group Overseas Development 2015 Ltd., 3.25%, 04/28/25(a)(b)	10,871	10,838,105
Sinopec Group Overseas Development 2016 Ltd.
2.75%, 09/29/26(a)(b)	5,202	5,016,029
3.50%, 05/03/26(a)	2,412	2,404,284
Sinopec Group Overseas Development 2017 Ltd., 3.63%, 04/12/27(a)(b)	4,464	4,441,189
Sinopec Group Overseas Development 2018 Ltd.
1.45%, 01/08/26 (Call 12/08/25)(a)(b)	8,987	8,343,106
2.15%, 05/13/25 (Call 04/13/25)(a)	11,329	10,954,053
2.50%, 08/08/24 (Call 07/08/24)(a)(b)	7,877	7,787,863
2.50%, 11/12/24 (Call 10/12/24)(a)(b)	6,705	6,604,193
3.75%, 09/12/23(a)(b)	2,438	2,466,372
4.13%, 09/12/25(a)	3,491	3,575,208
Suncor Energy Inc.
3.10%, 05/15/25 (Call 04/15/25)	6,515	6,415,430
7.88%, 06/15/26	560	637,459
Tengizchevroil Finance Co. International Ltd.
2.63%, 08/15/25 (Call 05/15/25)(a)	5,112	4,485,780
4.00%, 08/15/26(a)(b)	5,175	4,605,750
TotalEnergies Capital Canada Ltd., 2.75%, 07/15/23	8,875	8,881,902
Security	Par (000)	Value

Oil & Gas (continued)
TotalEnergies Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	$11,317	$11,114,631
3.70%, 01/15/24(b)	9,123	9,252,908
3.75%, 04/10/24(b)	7,876	8,011,725
Valero Energy Corp.
2.85%, 04/15/25 (Call 03/15/25)(b)	3,739	3,663,368
3.40%, 09/15/26 (Call 06/15/26)(b)	943	922,121
Woodside Finance Ltd.
3.65%, 03/05/25 (Call 12/05/24)(a)	11,415	11,300,540
3.70%, 09/15/26 (Call 06/15/26)(a)	4,224	4,120,033
		821,371,908
Oil & Gas Services — 0.3%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
1.23%, 12/15/23	4,160	4,061,441
2.06%, 12/15/26 (Call 11/15/26)(b)	3,610	3,362,810
Halliburton Co.
3.50%, 08/01/23 (Call 05/01/23)	8,022	8,058,753
3.80%, 11/15/25 (Call 08/15/25)(b)	5,205	5,254,606
HF Sinclair Corp., 2.63%, 10/01/23(a)(b)	6,130	5,981,871
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25 (Call 08/17/25)	4,475	4,222,827
Schlumberger Holdings Corp.
3.75%, 05/01/24 (Call 04/01/24)(a)	8,449	8,529,394
4.00%, 12/21/25 (Call 09/21/25)(a)(b)	7,741	7,814,583
Schlumberger Investment SA, 3.65%, 12/01/23 (Call 09/01/23)	13,927	14,081,870
		61,368,155
Packaging & Containers — 0.5%
Amcor Finance USA Inc., 3.63%, 04/28/26 (Call 01/28/26)	4,753	4,672,789
Amcor Flexibles North America Inc.
3.10%, 09/15/26 (Call 06/15/26)	1,033	1,003,295
4.00%, 05/17/25	9,750	9,790,073
Berry Global Inc.
0.95%, 02/15/24 (Call 01/15/24)	7,265	6,911,837
1.57%, 01/15/26 (Call 12/15/25)(b)	12,424	11,298,501
1.65%, 01/15/27 (Call 12/15/26)	4,345	3,884,459
4.88%, 07/15/26 (Call 07/15/22)(a)	7,636	7,509,204
Brambles USA Inc., 4.13%, 10/23/25 (Call 07/25/25)(a)	434	434,007
CCL Industries Inc., 3.25%, 10/01/26 (Call 07/01/26)(a)(b)	1,410	1,364,162
Graphic Packaging International LLC
0.82%, 04/15/24 (Call 03/15/24)(a)	8,958	8,481,501
1.51%, 04/15/26 (Call 03/15/26)(a)(b)	7,810	7,100,324
Packaging Corp. of America, 3.65%, 09/15/24 (Call 06/15/24)	2,671	2,681,381
Sealed Air Corp., 1.57%, 10/15/26 (Call 09/15/26)(a)	5,344	4,782,172
Silgan Holdings Inc., 1.40%, 04/01/26 (Call 03/01/26)(a)	3,720	3,339,065
Sonoco Products Co.
1.80%, 02/01/25 (Call 02/01/23)	12,911	12,305,633
2.25%, 02/01/27 (Call 01/01/27)	8,390	7,747,270
WRKCo Inc.
3.00%, 09/15/24 (Call 07/15/24)	6,070	5,999,751
3.75%, 03/15/25 (Call 01/15/25)(b)	5,153	5,165,785
4.65%, 03/15/26 (Call 01/15/26)	6,634	6,816,969
		111,288,178

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals — 3.7%
AbbVie Inc.
2.60%, 11/21/24 (Call 10/21/24)	$30,083	$29,640,405
2.95%, 11/21/26 (Call 09/21/26)	25,561	24,844,104
3.20%, 05/14/26 (Call 02/14/26)	15,934	15,685,537
3.60%, 05/14/25 (Call 02/14/25)	29,129	29,324,677
3.75%, 11/14/23 (Call 10/14/23)(b)	10,803	10,959,593
3.80%, 03/15/25 (Call 12/15/24)(b)	23,599	23,859,076
3.85%, 06/15/24 (Call 03/15/24)(b)	9,055	9,164,135
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)(b)	1,505	1,491,973
3.40%, 05/15/24 (Call 02/15/24)	6,344	6,349,607
Astrazeneca Finance LLC
0.70%, 05/28/24 (Call 07/01/22)	13,224	12,660,860
1.20%, 05/28/26 (Call 04/28/26)	8,185	7,512,903
AstraZeneca PLC
0.70%, 04/08/26 (Call 03/08/26)(b)	9,281	8,390,288
3.38%, 11/16/25	14,566	14,644,217
3.50%, 08/17/23 (Call 07/17/23)	7,705	7,775,631
Bayer U.S. Finance II LLC
3.38%, 07/15/24 (Call 04/15/24)(a)(b)	7,358	7,300,046
3.88%, 12/15/23 (Call 11/15/23)(a)	18,631	18,781,441
4.25%, 12/15/25 (Call 10/15/25)(a)(b)	20,863	21,046,159
5.50%, 08/15/25(a)	841	862,213
Bayer U.S. Finance LLC, 3.38%, 10/08/24(a)(b)	12,603	12,501,144
Becton Dickinson and Co.
3.36%, 06/06/24 (Call 04/06/24)	9,915	9,944,312
3.73%, 12/15/24 (Call 09/15/24)	6,781	6,834,948
Bristol-Myers Squibb Co.
0.54%, 11/13/23 (Call 07/01/22)(b)	3,475	3,376,642
0.75%, 11/13/25 (Call 10/13/25)(b)	6,138	5,658,184
2.90%, 07/26/24 (Call 06/26/24)	20,702	20,735,226
3.20%, 06/15/26 (Call 04/15/26)(b)	12,879	12,870,234
3.25%, 11/01/23(b)	1,334	1,345,730
3.63%, 05/15/24 (Call 02/15/24)(b)	2,185	2,215,015
6.80%, 11/15/26(b)	80	91,208
Cardinal Health Inc.
3.08%, 06/15/24 (Call 04/15/24)	7,745	7,706,293
3.50%, 11/15/24 (Call 08/15/24)(b)	3,650	3,663,926
3.75%, 09/15/25 (Call 06/15/25)(b)	4,999	5,028,330
Cigna Corp.
0.61%, 03/15/24 (Call 07/01/22)	6,164	5,898,271
1.25%, 03/15/26 (Call 02/15/26)(b)	4,283	3,918,506
3.00%, 07/15/23 (Call 05/16/23)	6,803	6,817,373
3.25%, 04/15/25 (Call 01/15/25)	8,450	8,389,958
3.40%, 03/01/27 (Call 12/01/26)(b)	6,926	6,794,882
3.50%, 06/15/24 (Call 03/17/24)	7,492	7,530,925
3.75%, 07/15/23 (Call 06/15/23)	9,474	9,568,938
4.13%, 11/15/25 (Call 09/15/25)(b)	19,946	20,289,350
4.50%, 02/25/26 (Call 11/27/25)	12,038	12,363,297
CVS Health Corp.
2.63%, 08/15/24 (Call 07/15/24)(b)	8,297	8,208,138
2.88%, 06/01/26 (Call 03/01/26)	8,889	8,618,290
3.00%, 08/15/26 (Call 06/15/26)(b)	6,800	6,637,960
3.38%, 08/12/24 (Call 05/12/24)(b)	5,569	5,586,762
3.63%, 04/01/27 (Call 02/01/27)	4,512	4,493,236
3.88%, 07/20/25 (Call 04/20/25)	21,270	21,483,154
4.00%, 12/05/23 (Call 09/05/23)(b)	1,452	1,471,818
4.10%, 03/25/25 (Call 01/25/25)(b)	7,615	7,760,624
5.00%, 12/01/24 (Call 09/01/24)	2,847	2,950,401
Security	Par (000)	Value

Pharmaceuticals (continued)
Eli Lilly & Co.
2.75%, 06/01/25 (Call 03/01/25)(b)	$5,447	$5,412,156
3.10%, 05/15/27 (Call 02/15/27)	50	49,252
EMD Finance LLC, 3.25%, 03/19/25 (Call 12/19/24)(a)(b)	14,393	14,291,112
Evernorth Health Inc.
3.50%, 06/15/24 (Call 03/17/24)	1,207	1,209,442
4.50%, 02/25/26 (Call 11/27/25)	895	920,550
GlaxoSmithKline Capital Inc., 3.63%, 05/15/25(b)	7,091	7,201,776
GlaxoSmithKline Capital PLC
0.53%, 10/01/23 (Call 10/01/22)(b)	9,016	8,793,336
3.00%, 06/01/24 (Call 05/01/24)(b)	10,276	10,298,556
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)(b)	7,661	7,118,910
2.45%, 03/01/26 (Call 12/01/25)(b)	15,534	15,248,077
2.63%, 01/15/25 (Call 11/15/24)(b)	8,309	8,270,159
2.95%, 03/03/27 (Call 12/03/26)(b)	5,317	5,285,765
3.38%, 12/05/23(b)	4,212	4,256,726
6.73%, 11/15/23(b)	208	220,013
McKesson Corp.
0.90%, 12/03/25 (Call 11/03/25)(b)	2,098	1,910,188
1.30%, 08/15/26 (Call 07/15/26)	6,001	5,409,251
3.80%, 03/15/24 (Call 12/15/23)(b)	8,145	8,222,975
Mead Johnson Nutrition Co., 4.13%, 11/15/25 (Call 08/15/25)(b)	6,763	6,903,004
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)(b)	4,691	4,304,724
1.70%, 06/10/27 (Call 05/10/27)	9,880	9,150,586
2.75%, 02/10/25 (Call 11/10/24)(b)	13,444	13,411,284
2.90%, 03/07/24 (Call 02/07/24)(b)	6,721	6,739,744
Mylan Inc., 4.20%, 11/29/23 (Call 08/29/23)	5,660	5,697,793
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)(b)	8,013	7,808,023
2.00%, 02/14/27 (Call 12/14/26)(b)	6,352	6,016,396
3.00%, 11/20/25 (Call 08/20/25)(b)	8,066	8,086,072
3.10%, 05/17/27 (Call 02/17/27)	62	61,530
3.40%, 05/06/24(b)	7,786	7,890,584
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)(b)	6,821	6,418,251
2.75%, 06/03/26(b)	8,649	8,499,890
2.95%, 03/15/24 (Call 02/15/24)(b)	8,253	8,286,140
3.00%, 06/15/23	6,232	6,270,981
3.00%, 12/15/26	6,743	6,680,442
3.20%, 09/15/23 (Call 08/15/23)(b)	7,558	7,621,292
3.40%, 05/15/24(b)	4,878	4,944,751
Sanofi, 3.38%, 06/19/23 (Call 05/19/23)(b)	6,542	6,601,994
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (Call 07/23/23)	7,873	7,846,348
3.20%, 09/23/26 (Call 06/23/26)(b)	20,646	20,188,525
Takeda Pharmaceutical Co. Ltd., 4.40%, 11/26/23 (Call 10/26/23)	12,324	12,539,615
Utah Acquisition Sub Inc., 3.95%, 06/15/26 (Call 03/15/26)(b)	15,618	15,259,002
Viatris Inc., 1.65%, 06/22/25 (Call 05/22/25)	6,592	6,078,037
Wyeth LLC, 6.45%, 02/01/24	6,171	6,513,887
Zeneca Wilmington Inc., 7.00%, 11/15/23	710	753,039
Zoetis Inc., 4.50%, 11/13/25 (Call 08/13/25)	6,533	6,727,810
		802,463,928

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines — 2.6%
Boardwalk Pipelines LP
4.95%, 12/15/24 (Call 09/15/24)	$7,330	$7,481,416
5.95%, 06/01/26 (Call 03/01/26)(b)	2,242	2,359,452
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 (Call 10/02/24)	14,656	15,245,980
7.00%, 06/30/24 (Call 01/01/24)(b)	12,302	12,913,395
Colonial Pipeline Co., 3.75%, 10/01/25 (Call 07/01/25)(a)	1,345	1,344,561
Colorado Interstate Gas Co. LLC/Colorado Interstate
Issuing Corp., 4.15%, 08/15/26 (Call 05/15/26)(a)	2,109	2,113,843
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)(b)	10,182	10,441,091
Enbridge Energy Partners LP, 5.88%, 10/15/25 (Call 07/15/25)(b)	5,618	5,937,961
Enbridge Inc.
0.55%, 10/04/23(b)	4,120	3,986,358
1.60%, 10/04/26 (Call 09/04/26)	7,910	7,190,341
2.15%, 02/16/24	2,885	2,828,152
2.50%, 01/15/25 (Call 12/15/24)	6,241	6,056,399
2.50%, 02/14/25	3,640	3,537,583
3.50%, 06/10/24 (Call 03/10/24)	5,391	5,403,854
4.00%, 10/01/23 (Call 07/01/23)	7,521	7,601,746
4.25%, 12/01/26 (Call 09/01/26)	865	873,701
Series 16-A, 6.00%, 01/15/77 (Call 01/15/27)(b)(c)	3,070	2,988,322
Energy Transfer LP
2.90%, 05/15/25 (Call 04/15/25)	8,307	8,093,565
3.90%, 05/15/24 (Call 02/15/24)(b)	5,439	5,434,668
3.90%, 07/15/26 (Call 04/15/26)(b)	3,101	3,040,782
4.05%, 03/15/25 (Call 12/15/24)(b)	9,368	9,388,491
4.20%, 04/15/27 (Call 01/15/27)	3,572	3,517,969
4.25%, 04/01/24 (Call 01/01/24)(b)	5,172	5,207,090
4.40%, 03/15/27 (Call 12/15/26)(b)	525	521,468
4.50%, 04/15/24 (Call 03/15/24)	6,617	6,708,078
4.75%, 01/15/26 (Call 10/15/25)	7,962	8,088,872
4.90%, 02/01/24 (Call 11/01/23)	3,995	4,052,428
5.88%, 01/15/24 (Call 10/15/23)(b)	9,709	9,997,981
5.95%, 12/01/25 (Call 09/01/25)	3,812	4,033,882
7.60%, 02/01/24 (Call 11/01/23)(b)	1,881	1,969,913
Series 5Y, 4.20%, 09/15/23 (Call 08/15/23)(b)	5,175	5,237,682
Energy Transfer LP/Regency Energy Finance Corp., 4.50%, 11/01/23 (Call 08/01/23)	5,871	5,932,009
Enterprise Products Operating LLC
3.70%, 02/15/26 (Call 11/15/25)(b)	2,776	2,780,821
3.75%, 02/15/25 (Call 11/15/24)	11,796	11,831,703
3.90%, 02/15/24 (Call 11/15/23)(b)	10,326	10,444,667
3.95%, 02/15/27 (Call 11/15/26)	408	408,907
Florida Gas Transmission Co. LLC, 4.35%, 07/15/25 (Call 04/15/25)(a)	441	450,409
Gray Oak Pipeline LLC
2.00%, 09/15/23(a)	1,181	1,158,319
2.60%, 10/15/25 (Call 09/15/25)(a)(b)	4,088	3,868,111
Gulfstream Natural Gas System LLC
4.60%, 09/15/25 (Call 06/15/25)(a)(b)	451	460,799
6.19%, 11/01/25(a)(b)	333	356,393
Kinder Morgan Energy Partners LP
3.50%, 09/01/23 (Call 06/01/23)	6,320	6,341,119
4.15%, 02/01/24 (Call 11/01/23)(b)	6,063	6,128,819
4.25%, 09/01/24 (Call 06/01/24)(b)	7,021	7,128,468
4.30%, 05/01/24 (Call 02/01/24)(b)	5,736	5,819,941
Security	Par (000)	Value

Pipelines (continued)
Kinder Morgan Inc.
1.75%, 11/15/26 (Call 10/15/26)(b)	$849	$775,487
4.30%, 06/01/25 (Call 03/01/25)	13,222	13,403,960
5.63%, 11/15/23 (Call 08/15/23)(a)	6,648	6,816,904
Magellan Midstream Partners LP
3.20%, 03/15/25 (Call 12/15/24)	655	642,508
5.00%, 03/01/26 (Call 12/01/25)(b)	4,025	4,175,747
Midwest Connector Capital Co. LLC, 3.90%, 04/01/24 (Call 03/01/24)(a)	5,091	5,059,314
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)	10,118	9,254,278
4.00%, 02/15/25 (Call 11/15/24)	5,853	5,839,600
4.13%, 03/01/27 (Call 12/01/26)(b)	5,731	5,675,104
4.50%, 07/15/23 (Call 04/15/23)	8,938	9,044,028
4.88%, 12/01/24 (Call 09/01/24)(b)	11,003	11,257,917
4.88%, 06/01/25 (Call 03/01/25)	10,475	10,671,744
Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 01/01/27)	1,998	1,982,779
ONEOK Inc.
2.20%, 09/15/25 (Call 08/15/25)	3,761	3,536,179
2.75%, 09/01/24 (Call 08/01/24)	7,056	6,900,880
5.85%, 01/15/26 (Call 12/15/25)(b)	2,527	2,660,429
7.50%, 09/01/23 (Call 06/01/23)(b)	3,626	3,791,772
ONEOK Partners LP
4.90%, 03/15/25 (Call 12/15/24)(b)	4,819	4,920,869
5.00%, 09/15/23 (Call 06/15/23)	1,755	1,784,487
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (Call 08/01/24)(b)	9,930	9,880,715
3.85%, 10/15/23 (Call 07/15/23)(b)	8,326	8,353,934
4.50%, 12/15/26 (Call 09/15/26)(b)	3,724	3,746,439
4.65%, 10/15/25 (Call 07/15/25)	8,887	8,996,508
Sabine Pass Liquefaction LLC
5.00%, 03/15/27 (Call 09/15/26)	8,624	8,890,003
5.63%, 03/01/25 (Call 12/01/24)	18,425	19,143,207
5.75%, 05/15/24 (Call 02/15/24)	17,096	17,660,602
5.88%, 06/30/26 (Call 12/31/25)	8,543	9,022,891
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	4,841	4,719,222
3.50%, 03/15/25 (Call 12/15/24)(b)	4,463	4,428,793
4.75%, 03/15/24 (Call 12/15/23)	8,966	9,155,171
TC PipeLines LP
3.90%, 05/25/27 (Call 02/25/27)	125	125,057
4.38%, 03/13/25 (Call 12/13/24)(b)	4,419	4,477,858
Tennessee Gas Pipeline Co. LLC, 7.00%, 03/15/27(b)	1,782	1,978,629
TransCanada PipeLines Ltd.
1.00%, 10/12/24 (Call 09/12/24)(b)	11,800	11,156,407
3.75%, 10/16/23 (Call 07/16/23)	7,978	8,040,376
4.88%, 01/15/26 (Call 10/15/25)(b)	8,940	9,225,615
Transcanada Trust
5.30%, 03/15/77 (Call 03/15/27), (3 mo. LIBOR US + 3.208%)(c)	5,000	4,613,500
5.63%, 05/20/75 (Call 05/20/25)(c)	4,857	4,688,634
Series 16-A, 5.88%, 08/15/76 (Call 08/15/26)(b)(c)	8,947	8,609,484
Transcontinental Gas Pipe Line Co. LLC, 7.85%,
02/01/26 (Call 11/01/25)(b)	6,724	7,553,190
Williams Companies Inc. (The)
3.90%, 01/15/25 (Call 10/15/24)	8,348	8,362,211
4.00%, 09/15/25 (Call 06/15/25)(b)	6,417	6,438,652
4.30%, 03/04/24 (Call 12/04/23)	9,004	9,137,783
4.50%, 11/15/23 (Call 08/15/23)(b)	6,167	6,265,092

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
4.55%, 06/24/24 (Call 03/24/24)	$10,444	$10,616,320
		550,187,788
Private Equity — 0.0%
Apollo Management Holdings LP, 4.40%, 05/27/26 (Call 02/27/26)(a)(b)	2,229	2,242,432

Real Estate — 0.1%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)(b)	4,718	4,758,786
CBRE Services Inc., 4.88%, 03/01/26 (Call 12/01/25)	5,047	5,156,358
GAIF Bond Issuer Pty Ltd., 3.40%, 09/30/26 (Call 06/30/26)(a)	355	345,631
Ontario Teachers' Cadillac Fairview Properties Trust, 3.88%, 03/20/27 (Call 12/20/26)(a)	4,061	4,028,327
Vonovia Finance BV, 5.00%, 10/02/23(a)	2,390	2,420,941
		16,710,043
Real Estate Investment Trusts — 3.0%
Alexandria Real Estate Equities Inc.
3.45%, 04/30/25 (Call 02/28/25)(b)	5,366	5,347,025
3.80%, 04/15/26 (Call 02/15/26)	3,496	3,468,311
3.95%, 01/15/27 (Call 10/15/26)	290	290,961
4.30%, 01/15/26 (Call 10/15/25)	1,211	1,225,861
American Campus Communities Operating Partnership LP
3.30%, 07/15/26 (Call 05/15/26)	1,288	1,270,606
4.13%, 07/01/24 (Call 04/01/24)	3,941	3,994,854
American Tower Corp.
0.60%, 01/15/24	6,489	6,226,410
1.30%, 09/15/25 (Call 08/15/25)(b)	4,521	4,164,128
1.45%, 09/15/26 (Call 08/15/26)(b)	5,390	4,811,935
1.60%, 04/15/26 (Call 03/15/26)	5,919	5,398,919
2.40%, 03/15/25 (Call 02/15/25)	6,649	6,403,846
2.75%, 01/15/27 (Call 11/15/26)	4,985	4,652,565
2.95%, 01/15/25 (Call 12/15/24)	5,750	5,644,517
3.13%, 01/15/27 (Call 10/15/26)	1,390	1,322,720
3.38%, 05/15/24 (Call 04/15/24)	5,713	5,705,327
3.38%, 10/15/26 (Call 07/15/26)	6,386	6,181,361
3.65%, 03/15/27 (Call 02/15/27)	3,550	3,452,386
4.00%, 06/01/25 (Call 03/01/25)	6,363	6,392,741
4.40%, 02/15/26 (Call 11/15/25)	3,785	3,831,360
5.00%, 02/15/24	9,404	9,653,558
AvalonBay Communities Inc.
2.90%, 10/15/26 (Call 07/15/26)(b)	2,066	1,987,950
2.95%, 05/11/26 (Call 02/11/26)(b)	2,135	2,078,864
3.35%, 05/15/27 (Call 02/15/27)	1,572	1,535,416
3.45%, 06/01/25 (Call 03/03/25)(b)	4,571	4,551,589
3.50%, 11/15/24 (Call 08/15/24)	2,818	2,834,585
3.50%, 11/15/25 (Call 08/15/25)(b)	1,480	1,470,448
4.20%, 12/15/23 (Call 09/16/23)(b)	3,548	3,595,135
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	7,000	6,623,174
3.13%, 09/01/23 (Call 06/01/23)	3,060	3,058,083
3.20%, 01/15/25 (Call 10/15/24)	5,831	5,769,519
3.65%, 02/01/26 (Call 11/03/25)(b)	7,416	7,336,348
3.80%, 02/01/24 (Call 11/01/23)	6,613	6,656,536
Brandywine Operating Partnership LP, 4.10%, 10/01/24 (Call 07/01/24)	1,131	1,140,411
Brixmor Operating Partnership LP
3.65%, 06/15/24 (Call 04/15/24)(b)	3,417	3,397,836
3.85%, 02/01/25 (Call 11/01/24)(b)	5,941	5,930,371
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.90%, 03/15/27 (Call 12/15/26)(b)	$2,359	$2,304,207
4.13%, 06/15/26 (Call 03/15/26)(b)	4,027	4,007,293
Camden Property Trust
3.50%, 09/15/24 (Call 06/15/24)	684	679,438
4.25%, 01/15/24 (Call 10/15/23)	626	630,704
4.88%, 06/15/23 (Call 03/15/23)(b)	5,298	5,359,682
Corporate Office Properties LP, 2.25%, 03/15/26 (Call 02/15/26)(b)	1,918	1,768,197
Crown Castle International Corp.
1.05%, 07/15/26 (Call 06/15/26)	8,339	7,420,468
1.35%, 07/15/25 (Call 06/15/25)(b)	5,303	4,906,230
2.90%, 03/15/27 (Call 02/15/27)	5,440	5,129,752
3.15%, 07/15/23 (Call 06/15/23)	7,758	7,766,857
3.20%, 09/01/24 (Call 07/01/24)	7,912	7,852,464
3.70%, 06/15/26 (Call 03/15/26)	5,881	5,809,449
4.00%, 03/01/27 (Call 12/01/26)	1,634	1,623,825
4.45%, 02/15/26 (Call 11/15/25)	7,547	7,647,649
CubeSmart LP
3.13%, 09/01/26 (Call 06/01/26)(b)	930	895,703
4.00%, 11/15/25 (Call 08/15/25)	446	447,817
Duke Realty LP, 3.25%, 06/30/26 (Call 03/30/26)(b)	1,031	1,007,712
EPR Properties
4.50%, 04/01/25 (Call 01/01/25)(b)	2,000	1,984,366
4.75%, 12/15/26 (Call 09/15/26)	2,995	2,930,715
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	16,310	14,861,329
1.25%, 07/15/25 (Call 06/15/25)	2,721	2,513,909
1.45%, 05/15/26 (Call 04/15/26)	5,184	4,690,108
2.63%, 11/18/24 (Call 10/18/24)(b)	5,893	5,771,428
2.90%, 11/18/26 (Call 09/18/26)	4,190	3,965,993
ERP Operating LP
2.85%, 11/01/26 (Call 08/01/26)(b)	2,282	2,206,726
3.38%, 06/01/25 (Call 03/01/25)(b)	1,781	1,768,659
Essex Portfolio LP
3.38%, 04/15/26 (Call 01/15/26)(b)	1,875	1,838,329
3.50%, 04/01/25 (Call 01/01/25)(b)	2,850	2,822,667
3.63%, 05/01/27 (Call 02/01/27)(b)	5,037	4,982,688
3.88%, 05/01/24 (Call 02/01/24)(b)	3,688	3,713,860
Federal Realty Investment Trust
1.25%, 02/15/26 (Call 01/15/26)(b)	2,665	2,420,534
2.75%, 06/01/23 (Call 03/01/23)	688	685,924
3.95%, 01/15/24 (Call 10/15/23)	2,543	2,563,057
GLP Capital LP/GLP Financing II Inc.
3.35%, 09/01/24 (Call 08/01/24)	2,204	2,162,437
5.25%, 06/01/25 (Call 03/01/25)	7,847	7,848,962
5.38%, 11/01/23 (Call 08/01/23)(b)	4,279	4,331,375
5.38%, 04/15/26 (Call 01/15/26)	8,185	8,209,308
Healthcare Realty Trust Inc., 3.88%, 05/01/25 (Call 02/01/25)(b)	825	827,185
Healthcare Trust of America Holdings LP, 3.50%, 08/01/26 (Call 05/01/26)	3,826	3,750,594
Healthpeak Properties Inc.
1.35%, 02/01/27 (Call 01/01/27)(b)	2,940	2,631,788
3.25%, 07/15/26 (Call 05/15/26)(b)	4,145	4,048,685
3.40%, 02/01/25 (Call 11/01/24)(b)	966	958,917
4.00%, 06/01/25 (Call 03/01/25)	3,015	3,037,076
Highwoods Realty LP, 3.88%, 03/01/27 (Call 12/01/26)	132	128,788
Host Hotels & Resorts LP
3.88%, 04/01/24 (Call 02/01/24)	3,211	3,199,602
Series E, 4.00%, 06/15/25 (Call 03/15/25)(b)	4,427	4,381,279

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Series F, 4.50%, 02/01/26 (Call 11/01/25)(b)	$665	$664,701
Kilroy Realty LP
3.45%, 12/15/24 (Call 09/15/24)	3,228	3,189,728
4.38%, 10/01/25 (Call 07/01/25)(b)	808	812,764
Kimco Realty Corp.
2.70%, 03/01/24 (Call 01/01/24)(b)	3,119	3,080,381
2.80%, 10/01/26 (Call 07/01/26)(b)	4,337	4,133,602
3.25%, 08/15/26 (Call 05/15/26)	715	696,602
3.30%, 02/01/25 (Call 12/01/24)(b)	4,697	4,652,448
3.80%, 04/01/27 (Call 01/01/27)	100	98,848
Kite Realty Group LP, 4.00%, 10/01/26 (Call 07/01/26)(b)	888	859,814
Kite Realty Group Trust, 4.00%, 03/15/25 (Call 12/15/24)	390	386,819
LifeStorage LP/CA, 3.50%, 07/01/26 (Call 04/01/26)	4,047	3,943,291
Mid-America Apartments LP
1.10%, 09/15/26 (Call 08/15/26)	2,343	2,093,471
3.75%, 06/15/24 (Call 03/15/24)	1,448	1,460,181
4.00%, 11/15/25 (Call 08/15/25)	2,982	3,002,662
4.30%, 10/15/23 (Call 07/15/23)	938	951,098
National Retail Properties Inc.
3.60%, 12/15/26 (Call 09/15/26)	783	766,751
3.90%, 06/15/24 (Call 03/15/24)(b)	3,558	3,585,716
4.00%, 11/15/25 (Call 08/15/25)(b)	3,756	3,791,557
Office Properties Income Trust
2.40%, 02/01/27 (Call 01/01/27)(b)	2,289	1,963,324
2.65%, 06/15/26 (Call 05/15/26)(b)	2,215	1,958,247
4.25%, 05/15/24 (Call 02/15/24)(b)	2,920	2,919,915
4.50%, 02/01/25 (Call 11/01/24)	5,368	5,264,377
Omega Healthcare Investors Inc.
4.38%, 08/01/23 (Call 06/01/23)	2,579	2,588,309
4.50%, 01/15/25 (Call 10/15/24)	3,605	3,596,147
4.50%, 04/01/27 (Call 01/01/27)(b)	2,481	2,420,147
4.95%, 04/01/24 (Call 01/01/24)	1,799	1,822,266
5.25%, 01/15/26 (Call 10/15/25)(b)	3,889	3,941,712
Physicians Realty LP, 4.30%, 03/15/27 (Call 12/15/26)	2,936	2,944,622
Piedmont Operating Partnership LP, 4.45%, 03/15/24 (Call 12/15/23)(b)	380	385,718
Prologis LP
2.13%, 04/15/27 (Call 02/15/27)(b)	2,164	2,025,693
3.25%, 10/01/26 (Call 07/01/26)(b)	1,804	1,783,628
Public Storage
0.88%, 02/15/26 (Call 01/15/26)(b)	3,860	3,494,844
1.50%, 11/09/26 (Call 10/09/26)(b)	4,265	3,909,596
Realty Income Corp.
0.75%, 03/15/26 (Call 02/15/26)	1,427	1,272,584
3.00%, 01/15/27 (Call 10/15/26)(b)	3,250	3,135,973
3.88%, 07/15/24 (Call 04/15/24)(b)	2,973	3,002,461
3.88%, 04/15/25 (Call 02/15/25)(b)	4,019	4,047,989
4.13%, 10/15/26 (Call 07/15/26)(b)	5,427	5,497,132
4.60%, 02/06/24 (Call 11/06/23)	4,084	4,172,154
4.63%, 11/01/25 (Call 09/01/25)	5,341	5,517,051
4.88%, 06/01/26 (Call 03/01/26)(b)	2,144	2,218,791
Regency Centers LP
3.60%, 02/01/27 (Call 11/01/26)(b)	3,340	3,286,898
3.75%, 06/15/24 (Call 03/15/24)	75	75,477
3.90%, 11/01/25 (Call 08/01/25)(b)	1,245	1,247,321
Retail Opportunity Investments Partnership LP
4.00%, 12/15/24 (Call 09/15/24)(b)	335	332,107
5.00%, 12/15/23 (Call 09/15/23)(b)	2,201	2,227,464
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Sabra Health Care LP, 5.13%, 08/15/26 (Call 05/15/26)	$2,880	$2,888,824
Scentre Group Trust 1/Scentre Group Trust 2
3.25%, 10/28/25 (Call 07/30/25)(a)	3,713	3,622,829
3.50%, 02/12/25 (Call 11/14/24)(a)	5,361	5,293,050
3.63%, 01/28/26 (Call 12/28/25)(a)	8,907	8,762,037
3.75%, 03/23/27 (Call 12/23/26)(a)(b)	5,225	5,128,409
Scentre Group Trust 2, 4.75%, 09/24/80 (Call 06/24/26)(a)(b)(c)	6,050	5,738,473
Simon Property Group LP
1.38%, 01/15/27 (Call 10/15/26)(b)	10,374	9,289,246
2.00%, 09/13/24 (Call 06/13/24)(b)	7,483	7,282,680
3.25%, 11/30/26 (Call 08/30/26)(b)	466	454,116
3.30%, 01/15/26 (Call 10/15/25)(b)	6,206	6,132,892
3.38%, 10/01/24 (Call 07/01/24)(b)	6,547	6,558,268
3.50%, 09/01/25 (Call 06/01/25)(b)	7,868	7,826,607
3.75%, 02/01/24 (Call 11/01/23)	4,911	4,959,048
SITE Centers Corp.
3.63%, 02/01/25 (Call 11/01/24)(b)	3,758	3,702,099
4.25%, 02/01/26 (Call 11/01/25)(b)	1,781	1,765,269
Spirit Realty LP
3.20%, 01/15/27 (Call 11/15/26)	803	758,449
4.45%, 09/15/26 (Call 06/15/26)	3,310	3,314,317
Tanger Properties LP, 3.13%, 09/01/26 (Call 06/01/26)	1,190	1,127,497
Trust Fibra Uno, 5.25%, 01/30/26 (Call 10/30/25)(a)	1,907	1,857,418
UDR Inc., 2.95%, 09/01/26 (Call 06/01/26)(b)	986	943,434
Ventas Realty LP
2.65%, 01/15/25 (Call 12/15/24)	4,320	4,197,947
3.25%, 10/15/26 (Call 07/15/26)(b)	4,161	4,023,886
3.50%, 04/15/24 (Call 03/15/24)	3,719	3,730,025
3.50%, 02/01/25 (Call 11/01/24)	4,217	4,182,252
3.75%, 05/01/24 (Call 02/01/24)	2,809	2,817,829
3.85%, 04/01/27 (Call 01/01/27)	1,951	1,928,816
4.13%, 01/15/26 (Call 10/15/25)(b)	2,759	2,772,635
VICI Properties LP
4.38%, 05/15/25	1,690	1,680,299
4.75%, 02/15/28 (Call 01/15/28)	11,230	11,109,277
VICI Properties LP/VICI Note Co. Inc.
3.50%, 02/15/25 (Call 07/01/22)(a)(b)	6,380	6,099,663
3.75%, 02/15/27 (Call 02/15/23)(a)(b)	6,450	5,994,501
4.25%, 12/01/26 (Call 12/01/22)(a)(b)	9,890	9,391,742
4.50%, 09/01/26 (Call 06/01/26)(a)	3,000	2,863,170
5.75%, 02/01/27 (Call 11/01/26)(a)	3,005	2,995,264
Vornado Realty LP
2.15%, 06/01/26 (Call 05/01/26)(b)	1,860	1,696,680
3.50%, 01/15/25 (Call 11/15/24)(b)	4,099	4,044,212
WEA Finance LLC, 2.88%, 01/15/27 (Call 11/15/26)(a)(b)	4,424	4,058,123
WEA Finance LLC/Westfield UK & Europe Finance
PLC, 3.75%, 09/17/24 (Call 06/17/24)(a)	8,277	8,141,500
Welltower Inc.
2.70%, 02/15/27 (Call 12/15/26)(b)	2,135	2,022,568
3.63%, 03/15/24 (Call 02/15/24)(b)	7,412	7,435,205
4.00%, 06/01/25 (Call 03/01/25)	9,897	9,946,128
4.25%, 04/01/26 (Call 01/01/26)(b)	4,650	4,678,647
4.50%, 01/15/24 (Call 10/15/23)	3,437	3,485,275
WP Carey Inc.
4.00%, 02/01/25 (Call 11/01/24)(b)	2,125	2,136,496
4.25%, 10/01/26 (Call 07/01/26)(b)	1,405	1,420,699
4.60%, 04/01/24 (Call 01/01/24)	4,581	4,663,304
		638,042,877

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail — 1.4%
7-Eleven Inc.
0.80%, 02/10/24 (Call 07/01/22)(a)	$17,338	$16,590,160
0.95%, 02/10/26 (Call 01/10/26)(a)(b)	11,364	10,221,343
AutoNation Inc.
3.50%, 11/15/24 (Call 09/15/24)	5,278	5,241,851
4.50%, 10/01/25 (Call 07/01/25)	1,206	1,224,534
AutoZone Inc.
3.13%, 07/15/23 (Call 04/15/23)(b)	2,033	2,039,362
3.13%, 04/18/24 (Call 03/18/24)(b)	3,935	3,923,485
3.13%, 04/21/26 (Call 01/21/26)(b)	2,475	2,424,310
3.25%, 04/15/25 (Call 01/15/25)	1,862	1,845,330
3.63%, 04/15/25 (Call 03/15/25)(b)	6,914	6,919,296
Costco Wholesale Corp.
2.75%, 05/18/24 (Call 03/18/24)	9,492	9,515,391
3.00%, 05/18/27 (Call 02/18/27)	2,390	2,362,292
Dollar General Corp.
3.88%, 04/15/27 (Call 01/15/27)(b)	3,581	3,583,809
4.15%, 11/01/25 (Call 08/01/25)(b)	3,708	3,770,464
Dollar Tree Inc., 4.00%, 05/15/25 (Call 03/15/25)	9,688	9,781,540
El Puerto de Liverpool SAB de CV, 3.88%, 10/06/26(a)	50	49,488
Genuine Parts Co., 1.75%, 02/01/25 (Call 02/01/23)	405	384,549
Home Depot Inc. (The)
2.13%, 09/15/26 (Call 06/15/26)(b)	1,908	1,821,469
2.50%, 04/15/27 (Call 02/15/27)(b)	3,694	3,533,724
2.70%, 04/15/25 (Call 03/15/25)	2,660	2,649,170
2.88%, 04/15/27 (Call 03/15/27)	2,600	2,552,875
3.00%, 04/01/26 (Call 01/01/26)(b)	7,351	7,318,723
3.35%, 09/15/25 (Call 06/15/25)	10,987	11,101,648
3.75%, 02/15/24 (Call 11/15/23)(b)	9,049	9,217,364
Lowe's Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)	7,926	7,614,805
3.10%, 05/03/27 (Call 02/03/27)	40	38,967
3.13%, 09/15/24 (Call 06/15/24)(b)	4,710	4,704,118
3.35%, 04/01/27 (Call 03/01/27)	4,865	4,772,566
3.38%, 09/15/25 (Call 06/15/25)	5,688	5,683,339
3.88%, 09/15/23 (Call 06/15/23)(b)	4,068	4,116,581
4.00%, 04/15/25 (Call 03/15/25)	8,980	9,139,250
McDonald's Corp.
1.45%, 09/01/25 (Call 08/01/25)(b)	2,661	2,506,299
3.25%, 06/10/24(b)	2,757	2,775,086
3.30%, 07/01/25 (Call 06/01/25)(b)	9,763	9,763,036
3.38%, 05/26/25 (Call 02/26/25)(b)	8,432	8,440,892
3.50%, 03/01/27 (Call 12/01/26)	4,881	4,860,153
3.70%, 01/30/26 (Call 10/30/25)	11,472	11,581,654
O'Reilly Automotive Inc.
3.55%, 03/15/26 (Call 12/15/25)	2,946	2,926,397
3.85%, 06/15/23 (Call 03/15/23)	507	509,646
Ross Stores Inc.
0.88%, 04/15/26 (Call 03/15/26)(b)	4,760	4,267,734
3.38%, 09/15/24 (Call 06/15/24)(b)	2,526	2,517,027
4.60%, 04/15/25 (Call 03/15/25)	6,975	7,135,427
Starbucks Corp.
2.00%, 03/12/27 (Call 01/12/27)	2,032	1,880,505
2.45%, 06/15/26 (Call 03/15/26)	1,837	1,762,608
3.80%, 08/15/25 (Call 06/15/25)(b)	10,691	10,827,293
3.85%, 10/01/23 (Call 07/01/23)(b)	5,858	5,930,019
Target Corp.
1.95%, 01/15/27 (Call 12/15/26)(b)	5,305	5,011,082
2.25%, 04/15/25 (Call 03/15/25)(b)	13,117	12,837,027
2.50%, 04/15/26(b)	1,969	1,927,754
Security	Par (000)	Value

Retail (continued)
3.50%, 07/01/24(b)	$9,179	$9,320,477
TJX Companies Inc. (The), 2.25%, 09/15/26 (Call 06/15/26)(b)	2,697	2,571,900
Walgreens Boots Alliance Inc.
0.95%, 11/17/23 (Call 07/01/22)	3,600	3,496,005
3.45%, 06/01/26 (Call 03/01/26)(b)	9,789	9,685,867
3.80%, 11/18/24 (Call 08/18/24)(b)	5,000	5,060,386
Walmart Inc.
2.65%, 12/15/24 (Call 10/15/24)(b)	620	619,075
2.85%, 07/08/24 (Call 06/08/24)(b)	490	491,630
3.05%, 07/08/26 (Call 05/08/26)	8,200	8,205,449
3.30%, 04/22/24 (Call 01/22/24)(b)	14,491	14,661,743
3.40%, 06/26/23 (Call 05/26/23)	934	945,283
3.55%, 06/26/25 (Call 04/26/25)(b)	416	423,120
		307,082,377
Savings & Loans — 0.2%
Nationwide Building Society
0.55%, 01/22/24, (SOFR + 0.28000%)(a)	5,214	4,988,289
1.50%, 10/13/26(a)(b)	8,914	8,052,533
2.97%, 02/16/28 (Call 02/16/27)(a)(b)(c)	5,630	5,252,307
3.90%, 07/21/25(a)(b)	6,706	6,720,961
4.00%, 09/14/26(a)(b)	8,547	8,331,991
4.36%, 08/01/24 (Call 08/01/23)(a)(c)	7,548	7,616,845
		40,962,926
Semiconductors — 1.6%
Altera Corp., 4.10%, 11/15/23(b)	4,161	4,239,412
Analog Devices Inc.
2.95%, 04/01/25 (Call 03/01/25)(b)	4,996	4,960,102
3.50%, 12/05/26 (Call 09/05/26)(b)	5,653	5,688,777
Applied Materials Inc.
3.30%, 04/01/27 (Call 01/01/27)	5,622	5,613,765
3.90%, 10/01/25 (Call 07/01/25)	6,082	6,214,089
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.13%, 01/15/25 (Call 11/15/24)(b)	6,457	6,355,747
3.63%, 01/15/24 (Call 11/15/23)	8,387	8,426,885
3.88%, 01/15/27 (Call 10/15/26)	13,160	12,941,423
Broadcom Inc.
3.15%, 11/15/25 (Call 10/15/25)	8,588	8,337,681
3.46%, 09/15/26 (Call 07/15/26)(b)	8,529	8,319,467
3.63%, 10/15/24 (Call 09/15/24)(b)	7,838	7,822,270
Intel Corp.
2.60%, 05/19/26 (Call 02/19/26)(b)	7,284	7,112,262
2.70%, 06/17/24 (Call 04/17/24)(b)	410	409,503
2.88%, 05/11/24 (Call 03/11/24)(b)	4,912	4,920,882
3.40%, 03/25/25 (Call 02/25/25)	13,992	14,102,456
3.70%, 07/29/25 (Call 04/29/25)	17,933	18,212,199
3.75%, 03/25/27 (Call 01/25/27)	5,160	5,234,271
KLA Corp., 4.65%, 11/01/24 (Call 08/01/24)(b)	11,695	12,054,633
Lam Research Corp.
3.75%, 03/15/26 (Call 01/15/26)	5,967	6,024,095
3.80%, 03/15/25 (Call 12/15/24)(b)	5,796	5,856,048
Marvell Technology Inc.
1.65%, 04/15/26 (Call 03/15/26)	9,099	8,289,041
4.20%, 06/22/23 (Call 05/22/23)	8,052	8,125,168
Microchip Technology Inc.
0.97%, 02/15/24	4,892	4,688,826
0.98%, 09/01/24(a)	12,342	11,601,446
2.67%, 09/01/23	4,453	4,420,864
4.25%, 09/01/25 (Call 09/01/22)(b)	13,605	13,534,497

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
Micron Technology Inc.
4.19%, 02/15/27 (Call 12/15/26)	$6,293	$6,295,621
4.98%, 02/06/26 (Call 12/06/25)	4,032	4,160,397
NVIDIA Corp.
0.31%, 06/15/23 (Call 07/01/22)	2,980	2,920,420
0.58%, 06/14/24 (Call 06/14/23)	9,820	9,414,655
3.20%, 09/16/26 (Call 06/16/26)(b)	7,397	7,422,831
NXP BV/NXP Funding LLC
4.88%, 03/01/24(b)	8,216	8,360,055
5.35%, 03/01/26 (Call 01/01/26)(b)	4,353	4,507,476
NXP BV/NXP Funding LLC/NXP USA Inc.
2.70%, 05/01/25(b)	4,213	4,040,986
3.15%, 05/01/27 (Call 03/01/27)	73	69,265
3.88%, 06/18/26	5,314	5,244,591
4.40%, 06/01/27	1,285	1,289,540
Qorvo Inc., 1.75%, 12/15/24 (Call 12/15/22)(a)(b)	868	825,277
QUALCOMM Inc.
2.90%, 05/20/24 (Call 03/20/24)(b)	8,637	8,651,150
3.45%, 05/20/25 (Call 02/20/25)(b)	7,018	7,096,230
Renesas Electronics Corp.
1.54%, 11/26/24 (Call 10/26/24)(a)(b)	1,955	1,844,183
2.17%, 11/25/26 (Call 10/25/26)(a)(b)	6,331	5,723,673
SK Hynix Inc.
1.00%, 01/19/24(a)	825	791,823
1.50%, 01/19/26(a)(b)	5,610	5,109,379
Skyworks Solutions Inc., 1.80%, 06/01/26 (Call 05/01/26)(b)	4,010	3,608,727
Texas Instruments Inc.
1.13%, 09/15/26 (Call 08/15/26)	3,605	3,318,442
1.38%, 03/12/25 (Call 02/12/25)	7,456	7,117,786
2.63%, 05/15/24 (Call 03/15/24)	4,177	4,167,873
TSMC Arizona Corp.
1.75%, 10/25/26 (Call 09/25/26)(b)	7,756	7,172,990
3.88%, 04/22/27 (Call 03/22/27)	2,690	2,714,631
TSMC Global Ltd.
0.75%, 09/28/25 (Call 08/28/25)(a)	8,787	8,071,895
1.25%, 04/23/26 (Call 03/23/26)(a)	11,531	10,548,397
Xilinx Inc., 2.95%, 06/01/24 (Call 04/01/24)(b)	7,949	7,920,433
		341,914,535
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
0.67%, 08/16/23 (Call 08/16/22)(a)(b)	3,017	2,916,490
3.84%, 05/01/25 (Call 04/01/25)	3,952	3,937,484
		6,853,974
Software — 2.2%
Activision Blizzard Inc., 3.40%, 09/15/26 (Call 06/15/26)	3,847	3,839,415
Adobe Inc.
1.90%, 02/01/25 (Call 01/01/25)	4,976	4,844,406
2.15%, 02/01/27 (Call 12/01/26)	4,307	4,096,411
3.25%, 02/01/25 (Call 11/01/24)	8,760	8,804,269
Autodesk Inc., 4.38%, 06/15/25 (Call 03/15/25)	1,876	1,920,156
Broadridge Financial Solutions Inc., 3.40%, 06/27/26 (Call 03/27/26)(b)	3,650	3,582,378
Cadence Design Systems Inc., 4.38%, 10/15/24 (Call 07/15/24)(b)	2,278	2,319,708
Citrix Systems Inc., 1.25%, 03/01/26 (Call 02/01/26)	6,686	6,534,957
Electronic Arts Inc., 4.80%, 03/01/26 (Call 12/01/25)(b)	1,464	1,516,564
Security	Par (000)	Value

Software (continued)
Fidelity National Information Services Inc.
0.60%, 03/01/24	$7,413	$7,085,030
1.15%, 03/01/26 (Call 02/01/26)	9,952	9,014,870
Fifth Third Bancorp., 4.06%, 04/25/28(c)	8,820	8,756,416
Fiserv Inc.
2.75%, 07/01/24 (Call 06/01/24)	16,384	16,154,467
3.20%, 07/01/26 (Call 05/01/26)	14,457	14,039,484
3.80%, 10/01/23 (Call 09/01/23)	9,026	9,123,017
3.85%, 06/01/25 (Call 03/01/25)	7,826	7,842,872
Infor Inc.
1.45%, 07/15/23 (Call 06/15/23)(a)(b)	309	302,105
1.75%, 07/15/25 (Call 06/15/25)(a)(b)	6,363	5,950,032
Intuit Inc.
0.65%, 07/15/23	5,761	5,640,193
0.95%, 07/15/25 (Call 06/15/25)(b)	5,566	5,188,260
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)(b)	5,738	5,716,373
2.40%, 08/08/26 (Call 05/08/26)(b)	18,809	18,459,584
2.70%, 02/12/25 (Call 11/12/24)	16,211	16,171,910
2.88%, 02/06/24 (Call 12/06/23)	18,706	18,795,545
3.13%, 11/03/25 (Call 08/03/25)	10,509	10,588,063
3.30%, 02/06/27 (Call 11/06/26)	30,179	30,538,172
3.63%, 12/15/23 (Call 09/15/23)(b)	11,798	11,979,838
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)(b)	23,110	21,042,159
2.40%, 09/15/23 (Call 07/15/23)	19,036	18,876,723
2.50%, 04/01/25 (Call 03/01/25)(b)	26,634	25,673,952
2.65%, 07/15/26 (Call 04/15/26)	18,641	17,480,532
2.80%, 04/01/27 (Call 02/01/27)	11,700	10,856,761
2.95%, 11/15/24 (Call 09/15/24)(b)	16,683	16,394,644
2.95%, 05/15/25 (Call 02/15/25)	20,533	19,994,608
3.40%, 07/08/24 (Call 04/08/24)(b)	17,459	17,440,230
3.63%, 07/15/23	7,963	8,027,491
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	5,677	5,209,198
2.35%, 09/15/24 (Call 08/15/24)	5,484	5,378,417
3.65%, 09/15/23 (Call 08/15/23)	6,653	6,709,108
3.80%, 12/15/26 (Call 09/15/26)	734	731,931
3.85%, 12/15/25 (Call 09/15/25)	2,769	2,781,473
salesforce.com Inc., 0.63%, 07/15/24 (Call 07/15/22)	840	801,144
Take-Two Interactive Software Inc.
3.30%, 03/28/24	4,110	4,104,445
3.55%, 04/14/25	12,025	11,953,099
3.70%, 04/14/27 (Call 03/14/27)	11,986	11,838,951
VMware Inc.
0.60%, 08/15/23	2,090	2,027,293
1.00%, 08/15/24 (Call 08/15/22)	6,865	6,490,565
1.40%, 08/15/26 (Call 07/15/26)	10,980	9,842,636
4.50%, 05/15/25 (Call 04/15/25)	7,143	7,275,678
4.65%, 05/15/27 (Call 03/15/27)(b)	45	45,912
Workday Inc., 3.50%, 04/01/27 (Call 03/01/27)	8,495	8,334,198
		478,115,643
Telecommunications — 2.0%
AT&T Inc.
0.90%, 03/25/24 (Call 06/13/22)	12,414	11,962,961
1.70%, 03/25/26 (Call 03/25/23)	25,066	23,342,144
2.95%, 07/15/26 (Call 04/15/26)	4,171	4,074,588
3.80%, 02/15/27 (Call 11/15/26)(b)	4,755	4,776,019
3.88%, 01/15/26 (Call 10/15/25)	4,126	4,180,978
4.25%, 03/01/27 (Call 12/01/26)	7,734	7,921,842

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Bell Telephone Co. of Canada or Bell Canada (The), Series US-3, 0.75%, 03/17/24(b)	$4,854	$4,662,151
Bharti Airtel International Netherlands BV, 5.35%, 05/20/24(a)(b)	6,050	6,213,480
Bharti Airtel Ltd., 4.38%, 06/10/25(a)(b)	7,453	7,500,116
British Telecommunications PLC, 4.50%, 12/04/23 (Call 11/04/23)(b)	8,755	8,903,108
Cisco Systems Inc.
2.20%, 09/20/23 (Call 07/20/23)(b)	4,495	4,493,379
2.50%, 09/20/26 (Call 06/20/26)	8,212	7,976,514
2.95%, 02/28/26	5,145	5,103,752
3.50%, 06/15/25(b)	5,395	5,461,001
3.63%, 03/04/24(b)	10,460	10,627,262
Deutsche Telekom International Finance BV
2.49%, 09/19/23 (Call 07/19/23)(a)(b)	8,784	8,721,238
3.60%, 01/19/27 (Call 10/19/26)(a)(b)	4,275	4,240,261
Empresa Nacional de Telecomunicaciones SA, 4.75%, 08/01/26 (Call 05/03/26)(a)(b)	2,677	2,650,257
Juniper Networks Inc., 1.20%, 12/10/25 (Call 11/10/25)(b)	2,554	2,323,630
KT Corp., 2.50%, 07/18/26(a)(b)	200	191,117
Level 3 Financing Inc., 3.40%, 03/01/27 (Call 01/01/27)(a)(b)	3,547	3,190,283
Motorola Solutions Inc.
4.00%, 09/01/24(b)	7,019	7,069,825
7.50%, 05/15/25	118	127,643
NBN Co. Ltd.
0.88%, 10/08/24 (Call 09/08/24)(a)(b)	7,435	6,993,978
1.45%, 05/05/26 (Call 04/05/26)(a)(b)	6,601	5,997,984
1.63%, 01/08/27 (Call 12/08/26)(a)(b)	5,780	5,198,777
NTT Finance Corp.
0.58%, 03/01/24(a)(b)	5,383	5,152,972
1.16%, 04/03/26 (Call 03/03/26)(a)	22,294	20,293,779
Ooredoo International Finance Ltd.
3.75%, 06/22/26(a)(b)	1,487	1,483,283
5.00%, 10/19/25(a)(b)	9,600	9,944,717
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)(b)	3,382	3,251,492
2.95%, 03/15/25 (Call 03/15/23)(a)	10,445	10,261,217
3.20%, 03/15/27 (Call 02/15/27)(a)	10,220	9,937,495
3.63%, 12/15/25 (Call 09/15/25)(b)	7,434	7,407,694
4.10%, 10/01/23 (Call 07/01/23)	9,833	9,954,485
5.25%, 03/15/82 (Call 03/15/27)(a)(b)(c)	4,000	3,674,311
Telefonica Emisiones SA, 4.10%, 03/08/27(b)	7,306	7,280,400
Telstra Corp. Ltd., 3.13%, 04/07/25 (Call 01/07/25)(a)(b)	3,354	3,323,783
TELUS Corp., 2.80%, 02/16/27 (Call 11/16/26)	2,252	2,173,134
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)	7,494	6,860,075
3.50%, 04/15/25 (Call 03/15/25)	24,351	24,164,334
3.75%, 04/15/27 (Call 02/15/27)	26,797	26,455,708
Verizon Communications Inc.
0.75%, 03/22/24(b)	11,370	10,997,900
0.85%, 11/20/25 (Call 10/20/25)(b)	24,310	22,425,212
1.45%, 03/20/26 (Call 02/20/26)	17,740	16,488,447
2.63%, 08/15/26	11,631	11,198,976
3.00%, 03/22/27 (Call 01/22/27)(b)	4,010	3,887,666
3.38%, 02/15/25	18,241	18,421,601
3.50%, 11/01/24 (Call 08/01/24)(b)	11,062	11,229,229
4.13%, 03/16/27(b)	10,515	10,774,973
Security	Par (000)	Value

Telecommunications (continued)
Vodafone Group PLC
3.75%, 01/16/24(b)	$1,373	$1,389,518
4.13%, 05/30/25(b)	13,507	13,747,799
		436,084,488
Toys, Games & Hobbies — 0.1%
Hasbro Inc.
3.00%, 11/19/24 (Call 10/19/24)	6,628	6,595,844
3.55%, 11/19/26 (Call 09/19/26)	4,289	4,193,558
		10,789,402
Transportation — 1.0%
AP Moller - Maersk A/S, 3.88%, 09/28/25 (Call 06/28/25)(a)	3,492	3,514,378
Burlington Northern Santa Fe LLC
3.00%, 04/01/25 (Call 01/01/25)(b)	5,156	5,130,599
3.40%, 09/01/24 (Call 06/01/24)(b)	3,359	3,391,087
3.65%, 09/01/25 (Call 06/01/25)(b)	3,203	3,252,348
3.75%, 04/01/24 (Call 01/01/24)(b)	5,800	5,875,847
3.85%, 09/01/23 (Call 06/01/23)(b)	9,632	9,749,379
7.00%, 12/15/25	1,633	1,829,156
Canadian National Railway Co.
2.75%, 03/01/26 (Call 12/01/25)(b)	3,035	2,960,392
2.95%, 11/21/24 (Call 08/21/24)	1,252	1,242,636
Canadian Pacific Railway Co.
1.35%, 12/02/24 (Call 12/02/22)	6,670	6,340,583
1.75%, 12/02/26 (Call 11/02/26)	4,560	4,199,501
2.90%, 02/01/25 (Call 11/01/24)	6,244	6,150,830
3.70%, 02/01/26 (Call 11/01/25)	980	978,268
CSX Corp.
2.60%, 11/01/26 (Call 08/01/26)	4,833	4,612,209
3.35%, 11/01/25 (Call 08/01/25)(b)	4,153	4,142,846
3.40%, 08/01/24 (Call 05/01/24)	6,368	6,391,124
FedEx Corp., 3.25%, 04/01/26 (Call 01/01/26)(b)	4,562	4,502,490
JB Hunt Transport Services Inc.
3.85%, 03/15/24 (Call 12/15/23)(b)	399	401,946
3.88%, 03/01/26 (Call 01/01/26)(b)	3,772	3,793,825
Kansas City Southern, 3.13%, 06/01/26 (Call 03/01/26)(b)	1,593	1,560,849
Misc Capital Two Labuan Ltd., 3.75%, 04/06/27 (Call 03/06/27)(a)	5,000	4,815,333
Norfolk Southern Corp.
2.90%, 06/15/26 (Call 03/15/26)	3,947	3,815,608
3.65%, 08/01/25 (Call 06/01/25)	1,656	1,659,261
3.85%, 01/15/24 (Call 10/15/23)(b)	2,598	2,625,146
5.59%, 05/17/25	1,496	1,586,264
Pelabuhan Indonesia Persero PT
4.25%, 05/05/25(a)(b)	11,660	11,647,757
4.88%, 10/01/24(a)(b)	6,526	6,654,889
Ryder System Inc.
1.75%, 09/01/26 (Call 08/01/26)(b)	2,785	2,550,540
2.50%, 09/01/24 (Call 08/01/24)(b)	5,802	5,639,964
2.85%, 03/01/27 (Call 02/01/27)	4,070	3,850,180
2.90%, 12/01/26 (Call 10/01/26)	265	251,816
3.35%, 09/01/25 (Call 08/01/25)(b)	3,195	3,144,062
3.65%, 03/18/24 (Call 02/18/24)	6,381	6,386,394
3.88%, 12/01/23 (Call 11/01/23)	4,480	4,526,098
4.30%, 06/15/27	5,060	5,048,302
4.63%, 06/01/25 (Call 05/01/25)	2,918	2,963,413
TTX Co., 3.60%, 01/15/25(a)	1,637	1,635,003

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)(b)	$310	$291,130
2.75%, 03/01/26 (Call 12/01/25)(b)	4,508	4,387,479
3.00%, 04/15/27 (Call 01/15/27)	1,967	1,912,429
3.15%, 03/01/24 (Call 02/01/24)(b)	6,372	6,384,781
3.25%, 01/15/25 (Call 10/15/24)(b)	2,885	2,890,044
3.25%, 08/15/25 (Call 05/15/25)	3,906	3,899,140
3.60%, 02/15/24 (Call 11/15/23)	3,641	3,671,489
3.75%, 03/15/24 (Call 12/15/23)	3,579	3,620,600
3.75%, 07/15/25 (Call 05/15/25)(b)	3,967	4,020,206
United Parcel Service Inc.
2.20%, 09/01/24 (Call 08/01/24)(b)	3,743	3,689,718
2.40%, 11/15/26 (Call 08/15/26)	2,081	2,002,123
2.80%, 11/15/24 (Call 09/15/24)	4,321	4,311,229
3.90%, 04/01/25 (Call 03/01/25)	7,817	7,960,389
Walmart Inc., 1.05%, 09/17/26 (Call 08/17/26)(b)	10,160	9,325,540
		207,186,620
Trucking & Leasing — 0.4%
DAE Funding LLC
1.55%, 08/01/24 (Call 07/01/24)(a)(b)	8,319	7,744,434
1.63%, 02/15/24(a)	200	188,165
2.63%, 03/20/25 (Call 02/20/25)(a)	8,214	7,636,999
GATX Corp.
3.25%, 03/30/25 (Call 12/30/24)(b)	1,215	1,194,724
3.25%, 09/15/26 (Call 06/15/26)(b)	1,004	972,915
3.85%, 03/30/27 (Call 12/30/26)	1,420	1,406,390
4.35%, 02/15/24 (Call 01/15/24)	2,815	2,856,145
Penske Truck Leasing Co. LP/PTL Finance Corp.
1.20%, 11/15/25 (Call 10/15/25)(a)	5,978	5,434,890
1.70%, 06/15/26 (Call 05/15/26)(a)	10,386	9,460,313
2.70%, 11/01/24 (Call 10/01/24)(a)	4,192	4,089,564
3.40%, 11/15/26 (Call 08/15/26)(a)	3,027	2,947,096
3.45%, 07/01/24 (Call 06/01/24)(a)	5,852	5,804,869
3.90%, 02/01/24 (Call 01/01/24)(a)(b)	5,564	5,604,065
3.95%, 03/10/25 (Call 01/10/25)(a)	5,709	5,712,632
4.00%, 07/15/25 (Call 06/15/25)(a)(b)	2,939	2,940,285
4.13%, 08/01/23 (Call 07/01/23)(a)	5,945	6,005,567
4.20%, 04/01/27 (Call 01/01/27)(a)(b)	2,187	2,190,311
4.45%, 01/29/26 (Call 11/29/25)(a)	3,576	3,600,539
SMBC Aviation Capital Finance DAC
1.90%, 10/15/26 (Call 09/15/26)(a)(b)	6,101	5,242,693
3.55%, 04/15/24 (Call 03/15/24)(a)	5,368	5,294,427
4.13%, 07/15/23 (Call 06/15/23)(a)	3,919	3,915,808
		90,242,831
Venture Capital — 0.0%
Hercules Capital Inc.
2.63%, 09/16/26 (Call 08/16/26)(b)	4,770	4,274,514
3.38%, 01/20/27 (Call 12/20/26)	1,855	1,682,985
		5,957,499
Water — 0.0%
American Water Capital Corp.
3.00%, 12/01/26 (Call 09/01/26)	75	72,314
3.40%, 03/01/25 (Call 12/01/24)(b)	3,730	3,728,617
3.85%, 03/01/24 (Call 12/01/23)	1,622	1,637,315
Aquarion Co., 4.00%, 08/15/24 (Call 05/15/24)(a)(b)	815	814,712
		6,252,958
Total Corporate Bonds & Notes — 98.5%
(Cost: $22,328,773,619)		21,175,425,912
Security	Par/ Shares (000)	Value

Foreign Government Obligations(f)

Japan — 0.0%
Development Bank of Japan Inc.
0.50%, 03/04/24(a)	$1,045	$1,007,605
1.75%, 02/18/25(a)	645	624,025
		1,631,630
Panama — 0.0%
Banco Latinoamericano de Comercio Exterior SA,
2.38%, 09/14/25 (Call 08/15/25)(a)	9,520	8,879,502

South Korea — 0.2%
Korea Electric Power Corp.
1.13%, 06/15/25(a)	1,984	1,858,779
7.00%, 02/01/27	14	15,968
Korea Gas Corp.
1.13%, 07/13/26(a)(b)	4,931	4,482,826
2.25%, 07/18/26(a)(b)	2,615	2,478,353
3.50%, 07/02/26(a)	4,650	4,620,390
3.88%, 02/12/24(a)(b)	759	769,447
Korea Hydro & Nuclear Power Co. Ltd.
1.25%, 04/27/26(a)(b)	3,580	3,298,361
3.75%, 07/25/23(a)(b)	2,355	2,378,323
Korea National Oil Corp.
1.25%, 04/07/26(a)	3,000	2,743,169
1.75%, 04/18/25(a)	5,000	4,760,885
2.50%, 10/24/26(a)	4,609	4,365,140
2.63%, 04/14/26(a)	1,966	1,893,030
3.25%, 07/10/24(a)	424	424,054
3.25%, 10/01/25(a)	1,734	1,718,748
		35,807,473
Total Foreign Government Obligations — 0.2%
(Cost: $49,487,902)		46,318,605

Short-Term Securities

Money Market Funds — 6.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.87%(g)(h)(i)	1,396,424	1,396,424,409
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.72%(g)(h)	64,400	64,400,000
		1,460,824,409
Total Short-Term Securities — 6.8%
(Cost: $1,460,786,313)		1,460,824,409

Total Investments in Securities — 105.5%
(Cost: $23,839,047,834)		22,682,568,926

Liabilities in Excess of Other Assets — (5.5)%		(1,182,010,988)

Net Assets — 100.0%		$21,500,557,938

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.

(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Perpetual security with no stated maturity date.

(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2022

(f)	U.S. dollar denominated security issued by foreign domiciled entity.

(g)	Affiliate of the Fund.

(h)	Annualized 7-day yield as of period end.

(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,304,813,663	$91,878,495	(a)	$—		$(225,566)	$(42,183)	$1,396,424,409	1,396,424	$769,633	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	268,646,000	—		(204,246,000	)(a)	—	—	64,400,000	64,400	71,020		—
						$(225,566)	$(42,183)	$1,460,824,409		$840,653		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$21,175,425,912	$—	$21,175,425,912
Foreign Government Obligations	—	46,318,605	—	46,318,605
Money Market Funds	1,460,824,409	—	—	1,460,824,409
	$1,460,824,409	$21,221,744,517	$—	$22,682,568,926

Portfolio Abbreviations - Fixed Income

JSC	Joint Stock Company	PJSC	Public Joint Stock Company
LIBOR	London Interbank Offered Rate	SOFR	Secured Overnight Financing Rate